UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-09455
                                                     ---------------------

               Nuveen New Jersey Dividend Advantage Municipal Fund
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
 ------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Jessica R. Droeger
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (312) 917-7700
                                                           -------------------

                  Date of fiscal year end: June 30
                                           ------------------

                  Date of reporting period: December 31, 2006
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                                             SEMIANNUAL REPORT December 31, 2006

                        Nuveen Investments
                        Municipal Closed-End Funds

   NUVEEN NEW JERSEY
  INVESTMENT QUALITY
MUNICIPAL FUND, INC.
                 NQJ

   NUVEEN NEW JERSEY
      PREMIUM INCOME
MUNICIPAL FUND, INC.
                 NNJ

   NUVEEN NEW JERSEY
  DIVIDEND ADVANTAGE
      MUNICIPAL FUND
                 NXJ

   NUVEEN NEW JERSEY
  DIVIDEND ADVANTAGE
    MUNICIPAL FUND 2
                 NUJ

 NUVEEN PENNSYLVANIA
  INVESTMENT QUALITY
      MUNICIPAL FUND
                 NQP

 NUVEEN PENNSYLVANIA
      PREMIUM INCOME
    MUNICIPAL FUND 2
                 NPY

 NUVEEN PENNSYLVANIA
  DIVIDEND ADVANTAGE
      MUNICIPAL FUND
                 NXM

 NUVEEN PENNSYLVANIA
  DIVIDEND ADVANTAGE
    MUNICIPAL FUND 2
                 NVY


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Photo of: A child.


DEPENDABLE,
TAX-FREE INCOME BECAUSE
IT'S NOT WHAT YOU EARN,
IT'S WHAT YOU KEEP.(R)

Logo: NUVEEN Investments

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

Photo of: Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board


     Chairman's
          LETTER TO SHAREHOLDERS



     Once again, I am pleased to report that over the six-month period covered by this report your Fund continued to provide you with attractive monthly tax-free income. For more details about the management strategy and performance of your Fund, please read the Portfolio Manager's Comments, the Dividend and Share Price Information, and the Performance Overview sections of this report.

     For some time, I've used these letters to remind you that municipal bonds can be an important building block in a well balanced investment portfolio. In addition to providing attractive tax-free monthly income, a municipal bond investment like your Fund may help you achieve and benefit from greater portfolio diversification. Portfolio diversification is a recognized way to try to reduce some of the risk that comes with investing. For more information about this important investment strategy, I encourage you to contact your personal financial advisor.


"IN ADDITION TO PROVIDING ATTRACTIVE TAX-FREE MONTHLY INCOME, A MUNICIPAL BOND INVESTMENT LIKE YOUR FUND MAY HELP YOU ACHIEVE AND BENEFIT FROM GREATER PORTFOLIO DIVERSIFICATION."


     We also are pleased to be able to offer you a choice concerning how you receive your shareholder reports and other Fund information. As an alternative to mailed copies, you can sign up to receive future Fund reports and other Fund information by e-mail and the Internet. The inside front cover of this report contains information on how you can sign up.

     We are grateful that you have chosen us as a partner as you pursue your financial goals, and we look forward to continuing to earn your trust in the months and years ahead. At Nuveen Investments, our mission continues to be to assist you and your financial advisor by offering investment services and products that can help you to secure your financial objectives.

     Sincerely,

     /s/ Timothy R. Schwertfeger

     Timothy R. Schwertfeger
     Chairman of the Board

     February 15, 2007

Nuveen Investments Municipal Closed-End Funds
(NQJ, NNJ, NXJ, NUJ, NQP, NPY, NXM, NVY)


Portfolio Manager's
         COMMENTS

Portfolio manager Cathryn Steeves discusses key investment strategies and the six month performance of the eight Funds. Cathryn, who joined Nuveen in 1996, assumed portfolio management responsibility for the New Jersey and Pennsylvania Funds in June 2006.

WHAT KEY STRATEGIES WERE USED TO MANAGE THESE FUNDS DURING THE SIX-MONTH PERIOD ENDED DECEMBER 31, 2006?

As the yield curve flattened during this six-month period, we continued to emphasize a disciplined approach to duration1 management and yield curve positioning. In selecting new additions for our portfolios, our activity focused mainly on attractively priced bonds in the longer range of the yield curve. We believed that bonds in this part of the curve generally offered better value and reward opportunities more commensurate with their risk levels. To help us maintain the Funds' durations within our preferred strategic range, we also were selectively selling holdings with shorter durations in all the Funds.

At the same time, we maintained the Funds' weightings of lower-quality bonds. However, since these types of bonds performed well over this period, we generally found fewer attractive purchase opportunities in the market.

In the New Jersey Funds, we added health care bonds, with an emphasis on hospital bonds. In the Pennsylvania Funds, we added higher education and charter school bonds, as well as health care bonds such as Continuing Care Retirement Community (CCRC) securities. In NQP, NPY, NXM and NVY, we also purchased inverse floaters which had the benefit of increasing the Funds' distributable income and bringing the duration closer to our preferred strategic range. In addition, we also purchased zero coupon bonds which added incremental income as well.



1 Duration is a measure of a bond's price sensitivity as interest rates change, with longer duration bonds displaying more sensitivity to these changes than bonds with shorter durations.

HOW DID THE FUNDS PERFORM?

Individual results for these Nuveen New Jersey and Pennsylvania Funds, as well as relevant index and peer group information, are presented in the accompanying table.


TOTAL RETURNS ON NET ASSET VALUE*
For periods ended 12/31/06

                                6-MONTH      1-YEAR       5-YEAR        10-YEAR
--------------------------------------------------------------------------------
NEW JERSEY FUNDS
--------------------------------------------------------------------------------
NQJ                             5.86%        5.45%        7.21%         6.38%
--------------------------------------------------------------------------------
NNJ                             5.92%        4.93%        6.79%         6.69%
--------------------------------------------------------------------------------
NXJ                             6.11%        5.61%        8.17%         NA
--------------------------------------------------------------------------------
NUJ                             6.08%        5.92%        NA            NA
--------------------------------------------------------------------------------
Lipper New Jersey Municipal
Debt Fund Average2              6.69%        6.80%        7.80%         6.42%
--------------------------------------------------------------------------------
PENNSYLVANIA FUNDS
--------------------------------------------------------------------------------
NQP                             6.16%        5.02%        7.39%         5.92%
--------------------------------------------------------------------------------
NPY                             6.17%        5.35%        7.04%         6.66%
--------------------------------------------------------------------------------
NXM                             6.04%        5.72%        8.54%         NA
--------------------------------------------------------------------------------
NVY                             5.94%        5.43%        NA            NA
--------------------------------------------------------------------------------
Lipper Pennsylvania Municipal
Debt Funds Average3             6.39%        6.17%        7.60%         6.51%
--------------------------------------------------------------------------------
Lehman Brothers Municipal
Bond Index4                     4.55%        4.84%        5.53%         5.76%
--------------------------------------------------------------------------------

*Six-month returns are cumulative; returns for one, five and ten years are annualized.

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares.

For additional information, see the individual Performance Overview for your Fund in this report.


2 The Lipper New Jersey Municipal Debt Funds category average is calculated using the returns of all closed-end funds in this category for each period as follows: 6 months, 14 funds, 1 year, 14 funds; 5 years, 11 funds; and 10 years, 7 funds. Fund and Lipper returns assume reinvestment of dividends.

3 The Lipper Pennsylvania Municipal Debt Funds category average is calculated using the returns of all closed-end funds in this category for each period as follows: 6 months, 10 funds, 1 year, 10 funds; 5 years, 8 funds; and 10 years, 5 funds. Fund and Lipper returns assume reinvestment of dividends.

4 The Lehman Brothers Municipal Bond Index is an unleveraged, unmanaged national index comprising a broad range of investment-grade municipal bonds. Results for the Lehman indexes do not reflect any expenses.

For the six months ended December 31, 2006, the total returns on net asset value
(NAV) for the New Jersey and Pennsylvania Funds outperformed the return on the Lehman Brothers Municipal Bond Index. The four New Jersey Funds trailed the average return for their Lipper New Jersey peer group, and the performance of the four Pennsylvania Funds lagged the Lipper Pennsylvania average, as well.

With bonds rated BBB or lower bonds generally outperforming other credit quality sectors during this period, all of these Funds benefited from their allocations of lower-quality credits. The performance of this sector was largely the result of investor demand for the higher yields typically associated with lower-quality bonds, which drove up their value. The Dividend Advantage Funds, NXJ, NUJ, NXM, and NVY, can invest a portion of their assets in bonds rated BB and lower, which was particularly beneficial to performance during this period. In particular, NUJ's overall heavier weighting to lower credit quality securities helped its performance. NQP, which cannot invest in below investment-grade bonds, had the smallest exposure to lower credit categories among these Funds, detracting from its six-month performance.

Among the lower-rated holdings making contributions to the Funds' total returns for this period were health care (including hospitals). In Pennsylvania, the funds exposures to the single family housing sector were a minor negative, as this sector generally underperforms in declining interest rate environments.

As the yield curve continued to flatten over the course of this period, bonds with shorter maturities generally underperformed longer maturity bonds. In general, the Funds had limited exposure to the shortest maturities which was positive, and generally had an emphasis on intermediate duration bonds which was also favorable. On the other hand, the Funds had limited exposure to the very longest part of the curve, which had a slight countervailing negative impact.

Another factor in the six-month performance of these Funds, especially relative to that of the unleveraged Lehman Brothers Municipal Bond Index, was the use of financial leverage. While leverage can add volatility to a Fund's NAV and share price, this strategy can also provide opportunities for additional income and total return for common shareholders. The Funds' leveraging strategy positively impacted their results over this period.

Dividend and Share Price
         INFORMATION



As previously noted, all of the Funds in this report use leverage to potentially enhance opportunities for additional income for common shareholders. While the Fund's leveraging strategy continued to produce incremental income, the extent of this benefit was reduced during this period as short-term rates rose, causing the Funds' borrowing cost to rise, reducing some of the benefits of leveraging. This resulted in one monthly dividend reduction in NQJ, NNJ and NVY. However, our duration lengthening strategies allowed us to raise the dividend in NQP as the period continued. NXJ, NUJ, NPY and NXM's dividend remained unchanged throughout the six month period.

In addition, due to normal portfolio activity, common shareholders of the Funds received capital gains and net ordinary income distributions at the end of December 2006, as follows:

             LONG-TERM CAPITAL GAINS                    ORDINARY INCOME
                         (PER SHARE)                        (PER SHARE)
--------------------------------------------------------------------------------
NQJ                          $0.0342                                 --
--------------------------------------------------------------------------------
NNJ                          $0.0102                             $0.003
--------------------------------------------------------------------------------
NXJ                          $0.0053                                 --
--------------------------------------------------------------------------------
NUJ                          $0.0033                                 --
--------------------------------------------------------------------------------
NQP                               --                                 --
--------------------------------------------------------------------------------
NPY                               --                                 --
--------------------------------------------------------------------------------
NXM                               --                                 --
--------------------------------------------------------------------------------
NVY                          $0.0244                                 --
--------------------------------------------------------------------------------

These distributions had a slight negative impact on the Funds' earning power per common share and were a minor factor in the per share dividend reductions noted above.

All of the Funds in this report seek to pay stable dividends at rates that reflect each Fund's past results and projected future performance. During certain periods, each Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Fund's NAV. Conversely, if a Fund has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund's NAV. Each Fund will, over time, pay all of its net investment income as dividends to shareholders. As of December 31, 2006, NNJ had positive UNII balances for both financial statement and, based on our best estimates, tax purposes, while the rest of the Funds had positive UNII balances, based on our best estimates, for tax purposes and negative UNII balances for financial statement purposes.

At the end of the reporting period, the Funds' share prices were trading at discounts to their NAVs as shown in the accompanying chart:

                           12/31/06                     6-MONTH AVERAGE
                           DISCOUNT                    PREMIUM/DISCOUNT
--------------------------------------------------------------------------------
NQJ                           -6.20%                             -5.86%
--------------------------------------------------------------------------------
NNJ                           -4.64%                             -3.75%
--------------------------------------------------------------------------------
NXJ                            4.41%                              1.46%
--------------------------------------------------------------------------------
NUJ                            4.75%                              3.09%
--------------------------------------------------------------------------------
NQP                          -11.24%                            -11.67%
--------------------------------------------------------------------------------
NPY                           -8.27%                            - 8.55%
--------------------------------------------------------------------------------
NXM                            2.85%                              2.60%
--------------------------------------------------------------------------------
NVY                            0.19%                             -1.73%
--------------------------------------------------------------------------------

Nuveen New Jersey Investment Quality Municipal Fund, Inc.
NQJ

Performance
     OVERVIEW As of December 31, 2006


Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              76%
AA                                6%
A                                 4%
BBB                              11%
BB or Lower                       2%
N/R                               1%

Bar Chart:
2006 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Jan                           0.0655
Feb                           0.0655
Mar                            0.062
Apr                            0.062
May                            0.062
Jun                           0.0575
Jul                           0.0575
Aug                           0.0575
Sep                           0.0545
Oct                           0.0545
Nov                           0.0545
Dec                           0.0545


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
1/01/06                       14.23
                              14.44
                              14.63
                              14.75
                              14.62
                              14.81
                              14.85
                              15.07
                              15.11
                              15.21
                              15
                              14.8
                              14.72
                              14.65
                              14.77
                              14.55
                              14.65
                              14.63
                              14.65
                              14.48
                              14.69
                              14.47
                              14.39
                              14.08
                              13.83
                              13.67
                              13.7
                              13.76
                              13.78
                              13.71
                              13.78
                              14
                              14.08
                              14.01
                              14.1
                              14.16
                              14.2
                              14.11
                              14.1
                              14.1
                              14.05
                              14.05
                              13.89
                              13.89
                              13.97
                              14.06
                              14.18
                              14.16
                              14.2
                              14.2
                              14.29
                              14.25
                              14.19
                              13.95
                              14.08
                              14.08
                              14.72
                              14.5
                              14.55
                              14.51
                              14.6
                              14.65
                              14.8
                              14.7
                              14.72
                              14.8
                              14.77
                              14.76
                              14.7
                              14.73
                              14.55
                              14.57
                              14.65
                              14.65
                              14.7
                              14.65
                              14.62
                              14.56
                              14.64
                              14.6
                              14.63
                              14.63
                              14.74
                              14.74
                              14.76
                              14.73
                              14.65
                              14.69
                              14.63
                              14.75
                              14.61
                              14.48
                              14.38
                              14.44
                              14.36
                              14.42
                              14.69
                              14.59
                              14.54
                              14.49
                              14.5
                              14.47
                              14.42
                              14.4
                              14.46
                              14.39
                              14.31
                              14.25
                              14.11
                              14.07
                              14.08
                              14.01
                              13.96
                              13.81
                              13.85
                              13.83
                              13.8
                              13.82
                              13.77
                              13.6501
                              13.67
                              13.63
                              13.63
                              13.67
                              13.65
                              13.7
                              13.76
                              13.77
                              13.76
                              13.78
                              13.78
                              13.81
                              13.75
                              13.76
                              13.71
                              13.78
                              13.75
                              13.63
                              13.71
                              13.78
                              13.93
                              13.96
                              13.97
                              14
                              14
                              14.03
                              14.03
                              14.01
                              14.02
                              14.08
                              14.1
                              14.1
                              14.09
                              14.09
                              14.01
                              13.99
                              13.97
                              14.02
                              14.05
                              14.0999
                              14.1
                              14.18
                              14.11
                              14.15
                              14.16
                              14.2
                              14.26
                              14.28
                              14.19
                              14.2
                              14.17
                              14.1
                              14.08
                              14.11
                              14.11
                              14.16
                              14.1
                              14.04
                              14.1
                              14.04
                              14.04
                              14.0601
                              14.09
                              14.1
                              14.1
                              14.14
                              14.2
                              14.08
                              14.05
                              14.05
                              14.06
                              14.09
                              14.11
                              14.1
                              14.05
                              14.05
                              14.02
                              13.94
                              13.87
                              13.89
                              13.88
                              13.85
                              13.86
                              13.9
                              13.89
                              13.84
                              13.9
                              13.94
                              13.95
                              13.97
                              14.04
                              14.08
                              14.13
                              14.1799
                              14.06
                              14.11
                              14.08
                              14.06
                              14.1
                              14.18
                              14.15
                              14.16
                              14.15
                              14.13
                              14.16
                              14.18
                              14.22
                              14.2
                              14.2
                              14.23
                              14.28
                              14.26
                              14.26
                              14.29
                              14.3199
                              14.3601
                              14.37
                              14.34
                              14.25
                              14.31
                              14.36
                              14.22
                              14.15
                              14.19
                              14.14
                              14.05
                              13.99
                              13.98
                              13.95
                              14.05
                              14.05
                              14
                              14.0799
12/31/06                      14.0799


FUND SNAPSHOT
------------------------------------
Common Share Price            $14.08
------------------------------------
Common Share
Net Asset Value               $15.01
------------------------------------
Premium/(Discount) to NAV     -6.20%
------------------------------------
Market Yield                   4.64%
------------------------------------
Taxable-Equivalent Yield1      6.87%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $307,378
------------------------------------
Average Effective
Maturity on Securities (Years) 16.69
------------------------------------
Leverage-Adjusted Duration      7.51
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 2/21/91)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    5.47%         5.86%
------------------------------------
1-Year          5.05%         5.45%
------------------------------------
5-Year          5.14%         7.21%
------------------------------------
10-Year         5.54%         6.38%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Transportation                 17.8%
------------------------------------
Tax Obligation/Limited         17.6%
------------------------------------
Education and Civic
  Organizations                13.7%
------------------------------------
U.S. Guaranteed                12.5%
------------------------------------
Health Care                    12.0%
------------------------------------
Tax Obligation/General          7.9%
------------------------------------
Water and Sewer                 5.0%
------------------------------------
Other                          13.5%
------------------------------------

1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.5%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2 The Fund paid shareholders a capital gains distribution in December 2006 of $0.0342 per share.

Nuveen New Jersey Premium Income Municipal Fund, Inc.
NNJ

Performance
     OVERVIEW As of December 31, 2006


Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              77%
AA                                7%
A                                 6%
BBB                               7%
BB or Lower                       1%
N/R                               2%


Bar Chart:
2006 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Jan                            0.064
Feb                            0.064
Mar                            0.064
Apr                            0.064
May                            0.064
Jun                           0.0605
Jul                           0.0605
Aug                           0.0605
Sep                           0.0575
Oct                           0.0575
Nov                           0.0575
Dec                           0.0575


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
1/01/06                       14.63
                              15.01
                              14.83
                              14.93
                              15.24
                              15.38
                              15.5
                              15.65
                              15.44
                              15.51
                              15.44
                              15.26
                              14.84
                              15.13
                              15.08
                              15.26
                              14.97
                              14.74
                              14.88
                              14.57
                              14.6
                              14.35
                              14.75
                              14.6
                              14.42
                              14.25
                              14.16
                              14.26
                              14.25
                              14.35
                              14.6
                              14.46
                              14.61
                              14.4
                              14.68
                              14.68
                              14.96
                              14.88
                              14.77
                              14.59
                              14.75
                              14.65
                              14.48
                              14.53
                              14.71
                              14.77
                              14.75
                              14.57
                              14.72
                              14.73
                              14.8
                              14.89
                              14.71
                              14.54
                              14.59
                              14.59
                              14.84
                              14.77
                              14.9
                              15.08
                              15.01
                              15.13
                              15.04
                              14.96
                              15.06
                              15.1
                              15.08
                              14.95
                              15.07
                              15
                              15.26
                              14.91
                              14.9
                              14.84
                              14.89
                              14.97
                              14.64
                              14.73
                              14.75
                              14.83
                              14.74
                              14.74
                              14.79
                              14.7501
                              14.78
                              14.82
                              14.88
                              14.81
                              14.8
                              14.7
                              14.67
                              14.57
                              14.53
                              14.6
                              14.45
                              14.53
                              14.6
                              14.49
                              14.37
                              14.37
                              14.47
                              14.35
                              14.57
                              14.6
                              14.85
                              14.75
                              14.7
                              14.67
                              14.69
                              14.71
                              14.6
                              14.5499
                              14.55
                              14.4
                              14.48
                              14.42
                              14.58
                              14.7
                              14.39
                              14.31
                              14.25
                              14.15
                              14.12
                              14.19
                              13.99
                              14.16
                              14.26
                              14.16
                              14.21
                              14.25
                              14.26
                              14.3
                              14.21
                              14.3
                              14.35
                              14.35
                              14.47
                              14.58
                              14.53
                              14.6
                              14.68
                              14.68
                              14.58
                              14.55
                              14.46
                              14.46
                              14.55
                              14.54
                              14.5999
                              14.61
                              14.5301
                              14.5
                              14.39
                              14.47
                              14.4
                              14.4
                              14.52
                              14.64
                              14.7
                              14.68
                              14.72
                              14.6
                              14.6
                              14.6
                              14.68
                              14.63
                              14.75
                              14.92
                              14.93
                              14.96
                              15.01
                              14.83
                              14.93
                              14.88
                              14.82
                              14.82
                              14.75
                              14.85
                              14.77
                              14.66
                              14.67
                              14.63
                              14.65
                              14.59
                              14.54
                              14.61
                              14.71
                              14.73
                              14.75
                              14.75
                              14.75
                              14.73
                              14.72
                              14.73
                              14.65
                              14.72
                              14.69
                              14.6
                              14.52
                              14.48
                              14.5
                              14.46
                              14.53
                              14.52
                              14.53
                              14.53
                              14.58
                              14.62
                              14.64
                              14.71
                              14.72
                              14.82
                              14.88
                              14.93
                              14.77
                              14.77
                              14.76
                              14.75
                              14.7
                              14.75
                              14.65
                              14.68
                              14.6
                              14.62
                              14.57
                              14.71
                              14.67
                              14.72
                              14.7299
                              14.65
                              14.76
                              14.79
                              14.69
                              14.8
                              14.89
                              14.92
                              14.85
                              15.01
                              14.89
                              14.9
                              14.96
                              14.79
                              14.72
                              14.71
                              14.66
                              14.57
                              14.47
                              14.56
                              14.54
                              14.56
                              14.6
                              14.49
                              14.59
12/31/06                      14.59


FUND SNAPSHOT
------------------------------------
Common Share Price            $14.59
------------------------------------
Common Share
Net Asset Value               $15.30
------------------------------------
Premium/(Discount) to NAV     -4.64%
------------------------------------
Market Yield                   4.73%
------------------------------------
Taxable-Equivalent Yield1      7.01%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $184,364
------------------------------------
Average Effective
Maturity on Securities (Years) 15.32
------------------------------------
Leverage-Adjusted Duration      7.86
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 12/17/92)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    5.58%         5.92%
------------------------------------
1-Year          6.05%         4.93%
------------------------------------
5-Year          6.34%         6.79%
------------------------------------
10-Year         7.11%         6.69%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Tax Obligation/Limited         21.2%
------------------------------------
Transportation                 15.1%
------------------------------------
U.S. Guaranteed                14.0%
------------------------------------
Education and Civic
Organizations                  11.8%
------------------------------------
Health Care                     9.7%
------------------------------------
Tax Obligation/General          9.0%
------------------------------------
Water and Sewer                 8.7%
------------------------------------
Other                          10.5%
------------------------------------

1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.5%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2 The Fund paid shareholders capital gains and net ordinary income distributions in December 2006 of $0.0102 and $0.0003 per share, respectively.

Nuveen New Jersey Dividend Advantage Municipal Fund
NXJ

Performance
     OVERVIEW As of December 31, 2006


Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              73%
AA                                4%
A                                 9%
BBB                              10%
BB or Lower                       2%
N/R                               2%

Bar Chart:
2006 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Jan                           0.0715
Feb                           0.0715
Mar                            0.068
Apr                            0.068
May                            0.068
Jun                           0.0645
Jul                           0.0645
Aug                           0.0645
Sep                           0.0645
Oct                           0.0645
Nov                           0.0645
Dec                           0.0645

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
1/01/06                       15.21
                              15.2
                              15.48
                              15.35
                              15.91
                              15.43
                              15.41
                              16.55
                              15.77
                              15.48
                              15.99
                              15.45
                              15.26
                              15.52
                              15
                              15.59
                              15.7
                              15.23
                              15.35
                              15.26
                              15.23
                              14.91
                              14.99
                              14.98
                              14.67
                              14.37
                              14.35
                              14.44
                              14.47
                              14.5
                              14.75
                              14.95
                              14.84
                              14.75
                              14.99
                              15.14
                              15.06
                              15.16
                              15.29
                              15.46
                              15.75
                              15.72
                              15.67
                              15.48
                              15.8
                              15.45
                              15.45
                              15.51
                              15.42
                              15.42
                              15.87
                              15.36
                              15.64
                              15.75
                              15.85
                              15.85
                              15.26
                              15.26
                              15.27
                              15.53
                              15.27
                              15.52
                              15.5
                              15.7
                              15.6
                              15.26
                              15
                              15.0601
                              15.4
                              15.2
                              15.59
                              15.4
                              15.3
                              15.37
                              15.33
                              15.7
                              15.25
                              15.6
                              15.7
                              15.55
                              15.23
                              15.23
                              15.15
                              15.25
                              15.34
                              15.34
                              15.35
                              15.35
                              15.3001
                              15.3
                              15.35
                              15.26
                              15.25
                              15.24
                              15.15
                              15.1
                              15.23
                              15.1101
                              14.94
                              14.7
                              15.04
                              14.91
                              14.75
                              14.85
                              14.99
                              14.99
                              14.75
                              14.8501
                              14.95
                              14.95
                              14.98
                              14.97
                              14.92
                              14.68
                              14.67
                              14.67
                              14.57
                              14.67
                              14.64
                              14.56
                              14.37
                              14.4
                              14.23
                              14.4
                              14.42
                              14.35
                              14.44
                              14.4
                              14.4
                              14.47
                              14.45
                              14.4
                              14.35
                              14.45
                              14.5
                              14.56
                              14.45
                              14.65
                              14.75
                              14.75
                              14.8
                              14.71
                              14.89
                              14.9899
                              14.95
                              15.15
                              15
                              14.82
                              14.92
                              14.8401
                              14.88
                              14.81
                              14.7799
                              14.87
                              14.75
                              14.83
                              14.9
                              14.86
                              14.88
                              14.99
                              14.94
                              15
                              14.98
                              15.2
                              15.1375
                              15.2
                              15.07
                              15.07
                              15.08
                              15.06
                              15.3
                              14.95
                              15.18
                              15.16
                              15.19
                              15.31
                              15.3368
                              15.2
                              15.29
                              15.29
                              15.21
                              15.3
                              15.35
                              15.46
                              15.4999
                              15.7
                              15.8
                              15.59
                              15.75
                              15.75
                              15.71
                              15.6
                              15.74
                              15.62
                              15.72
                              15.55
                              15.75
                              15.7
                              15.5601
                              15.67
                              15.79
                              15.64
                              15.55
                              15.55
                              15.48
                              15.3
                              15.42
                              15.57
                              15.8
                              15.8
                              15.85
                              15.9
                              15.75
                              15.63
                              15.4501
                              15.6226
                              15.59
                              15.38
                              15.45
                              15.45
                              15.45
                              15.45
                              15.55
                              15.57
                              15.51
                              15.7
                              15.39
                              15.42
                              15.42
                              15.51
                              15.58
                              15.61
                              15.69
                              15.87
                              15.8789
                              15.81
                              15.64
                              15.8
                              15.36
                              15.7
                              15.65
                              15.5
                              15.55
                              15.64
                              15.62
                              15.71
                              15.8
                              15.65
                              15.75
                              15.85
                              15.85
                              15.8
                              15.85
12/31/06                      15.85


FUND SNAPSHOT
------------------------------------
Common Share Price            $15.85
------------------------------------
Common Share
Net Asset Value               $15.18
------------------------------------
Premium/(Discount) to NAV      4.41%
------------------------------------
Market Yield                   4.88%
------------------------------------
Taxable-Equivalent Yield1      7.23%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $99,709
------------------------------------
Average Effective
Maturity on Securities (Years) 16.73
------------------------------------
Leverage-Adjusted Duration      7.35
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 3/27/01)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)   13.27%         6.11%
------------------------------------
1-Year          9.48%         5.61%
------------------------------------
5-Year          7.95%         8.17%
------------------------------------
Since
Inception       7.07%         7.12%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
U.S. Guaranteed                18.8%
------------------------------------
Transportation                 16.9%
------------------------------------
Water and Sewer                15.7%
------------------------------------
Tax Obligation/Limited         14.8%
------------------------------------
Education and Civic
  Organizations                11.9%
------------------------------------
Health Care                    11.2%
------------------------------------
Other                          10.7%
------------------------------------

1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.5%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2 The Fund paid shareholders a capital gains distribution in December 2006 of $0.0053 per share.

Nuveen New Jersey Dividend Advantage Municipal Fund 2
NUJ

Performance
     OVERVIEW As of December 31, 2006


Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              62%
AA                                5%
A                                14%
BBB                              14%
BB or Lower                       3%
N/R                               2%


Bar Chart:
2006 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Jan                            0.073
Feb                            0.073
Mar                            0.069
Apr                            0.069
May                            0.069
Jun                            0.066
Jul                            0.066
Aug                            0.066
Sep                            0.066
Oct                            0.066
Nov                            0.066
Dec                            0.066


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
1/01/06                       16.52
                              16.6
                              16.44
                              16.95
                              16.55
                              16.59
                              16.44
                              16.55
                              16.17
                              15.72
                              15.95
                              15.85
                              15.63
                              15.89
                              15.58
                              15.78
                              15.55
                              15.49
                              15.4
                              14.75
                              15.2
                              15.12
                              15.5
                              15.13
                              15.01
                              14.9
                              14.9
                              15.09
                              14.99
                              15.2
                              15.02
                              15.35
                              15.63
                              15.59
                              15.35
                              15.59
                              15.79
                              15.85
                              15.59
                              15.5
                              15.9
                              15.9
                              16.04
                              16
                              16.4
                              16.11
                              16.08
                              15.9
                              15.78
                              15.78
                              15.99
                              16.09
                              16
                              15.85
                              16.1
                              16.1
                              15.6301
                              15.58
                              15.97
                              15.83
                              15.79
                              15.89
                              16.02
                              16.1
                              15.9
                              15.83
                              15.58
                              15.9
                              15.75
                              15.9
                              15.78
                              15.71
                              15.6
                              15.61
                              15.87
                              15.55
                              15.41
                              15.71
                              16.11
                              16.01
                              15.49
                              15.49
                              15.4
                              15.4
                              15.36
                              15.56
                              15.4
                              15.4
                              15.15
                              15.23
                              15
                              14.75
                              14.7
                              15.05
                              15
                              15.01
                              15.2
                              15.21
                              15.21
                              14.94
                              15
                              15.12
                              15.38
                              15.4
                              15.6
                              15.5
                              15.25
                              15.35
                              15.4
                              15.15
                              15.13
                              15.27
                              15.11
                              15.01
                              15.05
                              15.01
                              14.96
                              15
                              14.96
                              14.96
                              14.9
                              14.95
                              14.79
                              14.8
                              14.88
                              14.9
                              15.09
                              15.07
                              15
                              14.9925
                              15
                              15.18
                              15.2
                              15.0744
                              15.2
                              15.15
                              15.14
                              15.08
                              15.03
                              15.02
                              15.24
                              15.3
                              15.2001
                              15.35
                              15.35
                              15.29
                              15.49
                              15.5
                              15.65
                              15.63
                              15.77
                              15.6
                              15.28
                              15.6
                              15.59
                              15.26
                              15.26
                              15.44
                              15.24
                              15.35
                              15.27
                              15.32
                              15.32
                              15.4
                              15.59
                              15.6
                              15.67
                              15.72
                              15.76
                              15.79
                              15.74
                              15.54
                              15.76
                              15.85
                              15.75
                              15.85
                              15.6299
                              15.57
                              15.59
                              15.48
                              15.59
                              15.59
                              15.59
                              15.5
                              15.586
                              15.96
                              16.05
                              16
                              15.9
                              15.9
                              15.9
                              16.12
                              16.06
                              15.86
                              15.9
                              15.9
                              16.01
                              16.14
                              16.25
                              16.04
                              16.22
                              16.05
                              16
                              16.15
                              16
                              16
                              16.1
                              16
                              16.08
                              16.4
                              16.36
                              16.35
                              16.35
                              16.25
                              16.11
                              16.06
                              16.31
                              16.12
                              16.01
                              16.08
                              16
                              16
                              16.13
                              15.96
                              15.9
                              15.85
                              15.81
                              15.78
                              15.78
                              15.78
                              15.79
                              15.88
                              15.86
                              15.99
                              15.99
                              16.01
                              16.05
                              16.2
                              16.09
                              15.88
                              15.99
                              15.87
                              15.9
                              16
                              15.99
                              15.99
                              16
                              16.05
                              15.85
                              15.98
                              16.09
                              16.01
                              16.1
12/31/06                      16.1


FUND SNAPSHOT
------------------------------------
Common Share Price            $16.10
------------------------------------
Common Share
Net Asset Value               $15.37
------------------------------------
Premium/(Discount) to NAV      4.75%
------------------------------------
Market Yield                   4.92%
------------------------------------
Taxable-Equivalent Yield1      7.29%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $69,458
------------------------------------
Average Effective
Maturity on Securities (Years) 16.86
------------------------------------
Leverage-Adjusted Duration      7.23
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 3/25/02)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)   10.79%         6.08%
------------------------------------
1-Year          2.73%         5.92%
------------------------------------
Since
Inception       7.80%         7.83%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
U.S. Guaranteed                19.6%
------------------------------------
Health Care                    17.8%
------------------------------------
Transportation                 15.0%
------------------------------------
Tax Obligation/Limited         11.3%
------------------------------------
Education and Civic
  Organizations                10.6%
------------------------------------
Utilities                       6.6%
------------------------------------
Long-Term Care                  6.1%
------------------------------------
Other                          13.0%
------------------------------------

1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.5%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2 The Fund paid shareholders capital gains distributions in December 2006 of $0.0033 per share.

Nuveen Pennsylvania Investment Quality Municipal Fund
NQP

Performance
     OVERVIEW As of December 31, 2006


Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              70%
AA                               19%
A                                 5%
BBB                               5%
N/R                               1%


Bar Chart:
2006 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Jan                           0.0575
Feb                           0.0575
Mar                           0.0545
Apr                           0.0545
May                           0.0545
Jun                           0.0515
Jul                           0.0515
Aug                           0.0515
Sep                           0.0515
Oct                           0.0515
Nov                           0.0535
Dec                           0.0535


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
1/01/06                       13.75
                              13.93
                              13.94
                              14.01
                              13.85
                              13.92
                              13.73
                              13.72
                              13.72
                              13.7
                              13.64
                              13.68
                              13.67
                              13.82
                              13.64
                              13.52
                              13.55
                              13.39
                              13.4
                              13.27
                              13.17
                              13.24
                              13.34
                              13.21
                              13.09
                              13.04
                              12.95
                              13.04
                              13.08
                              12.83
                              12.75
                              13.1
                              13.21
                              13.2
                              13.21
                              13.16
                              13.35
                              13.33
                              13.27
                              13.49
                              13.55
                              13.54
                              13.4
                              13.37
                              13.48
                              13.61
                              13.71
                              13.65
                              13.67
                              13.69
                              13.81
                              13.83
                              13.76
                              13.58
                              13.58
                              13.58
                              13.67
                              13.66
                              13.7
                              13.74
                              13.75
                              13.82
                              13.8
                              13.75
                              13.67
                              13.66
                              13.64
                              13.5
                              13.54
                              13.46
                              13.52
                              13.5
                              13.55
                              13.5
                              13.55
                              13.55
                              13.62
                              13.54
                              13.55
                              13.44
                              13.39
                              13.39
                              13.43
                              13.43
                              13.35
                              13.35
                              13.4
                              13.42
                              13.37
                              13.3601
                              13.37
                              13.27
                              13.2
                              13.2
                              13.15
                              13.15
                              13.17
                              13.27
                              13.22
                              13.19
                              13.2
                              13.24
                              13.35
                              13.32
                              13.25
                              13.34
                              13.29
                              13.33
                              13.25
                              13.21
                              13.21
                              13.24
                              13.15
                              13.1701
                              13.11
                              13.09
                              13.08
                              13.13
                              13.08
                              13.04
                              13.04
                              13
                              12.95
                              12.9
                              12.96
                              12.9501
                              13.04
                              13.05
                              13.13
                              13.08
                              13.13
                              13.15
                              13.03
                              12.88
                              12.83
                              12.84
                              12.77
                              12.85
                              12.86
                              12.75
                              12.83
                              12.88
                              12.97
                              12.99
                              13.1
                              13.13
                              13.13
                              13.18
                              13.17
                              13.21
                              13.21
                              13.22
                              13.21
                              13.24
                              13.2
                              13.13
                              13.15
                              13.19
                              13.16
                              13.21
                              13.23
                              13.25
                              13.16
                              13.22
                              13.16
                              13.24
                              13.28
                              13.43
                              13.38
                              13.35
                              13.28
                              13.18
                              13.22
                              13.33
                              13.37
                              13.39
                              13.3
                              13.27
                              13.27
                              13.3399
                              13.31
                              13.38
                              13.41
                              13.49
                              13.5
                              13.53
                              13.58
                              13.54
                              13.55
                              13.55
                              13.5
                              13.57
                              13.59
                              13.59
                              13.54
                              13.54
                              13.57
                              13.47
                              13.39
                              13.4
                              13.35
                              13.32
                              13.23
                              13.3
                              13.37
                              13.3
                              13.47
                              13.41
                              13.5
                              13.48
                              13.47
                              13.6
                              13.63
                              13.71
                              13.61
                              13.6
                              13.62
                              13.65
                              13.66
                              13.71
                              13.73
                              13.72
                              13.65
                              13.63
                              13.65
                              13.67
                              13.65
                              13.67
                              13.69
                              13.71
                              13.76
                              13.8
                              13.81
                              13.81
                              13.84
                              13.83
                              13.89
                              13.85
                              13.83
                              13.86
                              13.85
                              13.77
                              13.73
                              13.76
                              13.68
                              13.69
                              13.6
                              13.62
                              13.58
                              13.67
                              13.67
                              13.59
                              13.58
12/31/06                      13.58


FUND SNAPSHOT
------------------------------------
Common Share Price            $13.58
------------------------------------
Common Share
Net Asset Value               $15.30
------------------------------------
Premium/(Discount) to NAV    -11.24%
------------------------------------
Market Yield                   4.73%
------------------------------------
Taxable-Equivalent Yield1      6.76%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $249,342
------------------------------------
Average Effective
Maturity on Securities (Years) 16.96
------------------------------------
Leverage-Adjusted Duration      9.51
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 2/21/91)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    7.31%         6.16%
------------------------------------
1-Year          4.15%         5.02%
------------------------------------
5-Year          4.28%         7.39%
------------------------------------
10-Year         4.64%         5.92%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Tax Obligation/General         16.8%
------------------------------------
Education and Civic
Organizations                  16.6%
------------------------------------
Tax Obligation/Limited         15.6%
------------------------------------
U.S. Guaranteed                15.3%
------------------------------------
Water and Sewer                 8.2%
------------------------------------
Transportation                  6.6%
------------------------------------
Health Care                     5.7%
------------------------------------
Housing/Single Family           4.9%
------------------------------------
Other                          10.3%
------------------------------------

1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 30%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

Nuveen Pennsylvania Premium Income Municipal Fund 2
NPY

Performance
      OVERVIEW As of December 31, 2006


Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              74%
AA                                9%
A                                 6%
BBB                               6%
BB or Lower                       3%
N/R                               2%


Bar Chart:
2006 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Jan                            0.063
Feb                            0.063
Mar                           0.0595
Apr                           0.0595
May                           0.0595
Jun                           0.0555
Jul                           0.0555
Aug                           0.0555
Sep                           0.0555
Oct                           0.0555
Nov                           0.0555
Dec                           0.0555


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
1/01/06                       14.14
                              14.36
                              14.33
                              14.25
                              14.23
                              14.18
                              14.21
                              14.13
                              14.17
                              14.06
                              13.84
                              13.86
                              13.69
                              13.71
                              13.65
                              13.47
                              13.41
                              13.46
                              13.61
                              13.3
                              13.33
                              13.32
                              13.34
                              13.21
                              13.01
                              12.87
                              12.96
                              13.06
                              13.04
                              13.13
                              12.99
                              13.11
                              13.26
                              13.32
                              13.38
                              13.34
                              13.4
                              13.4
                              13.4
                              13.46
                              13.48
                              13.54
                              13.46
                              13.31
                              13.36
                              13.46
                              13.57
                              13.51
                              13.54
                              13.44
                              13.59
                              13.62
                              13.55
                              13.58
                              13.54
                              13.54
                              13.69
                              13.72
                              13.69
                              13.78
                              13.67
                              13.71
                              13.7
                              13.75
                              13.72
                              13.73
                              13.65
                              13.64
                              13.65
                              13.55
                              13.47
                              13.44
                              13.48
                              13.41
                              13.45
                              13.41
                              13.5
                              13.53
                              13.44
                              13.4
                              13.46
                              13.46
                              13.47
                              13.5001
                              13.52
                              13.6699
                              13.61
                              13.6
                              13.56
                              13.64
                              13.4
                              13.3
                              13.39
                              13.31
                              13.27
                              13.29
                              13.33
                              13.32
                              13.35
                              13.2601
                              13.23
                              13.32
                              13.29
                              13.29
                              13.3
                              13.34
                              13.27
                              13.37
                              13.34
                              13.23
                              13.21
                              13.23
                              13.16
                              13.04
                              13.0699
                              13.01
                              13.01
                              13.03
                              13.13
                              13.02
                              12.87
                              12.89
                              12.8
                              12.78
                              12.9
                              12.96
                              13.06
                              13.08
                              13.14
                              13.04
                              13.05
                              13.07
                              13.06
                              13.08
                              13.13
                              13.06
                              13.05
                              13.06
                              13.05
                              12.99
                              12.9501
                              12.9
                              12.99
                              13.06
                              13.11
                              13.12
                              13.18
                              13.25
                              13.23
                              13.26
                              13.34
                              13.36
                              13.38
                              13.45
                              13.32
                              13.35
                              13.39
                              13.4
                              13.38
                              13.38
                              13.45
                              13.38
                              13.4
                              13.33
                              13.34
                              13.39
                              13.39
                              13.44
                              13.42
                              13.4
                              13.44
                              13.26
                              13.36
                              13.4
                              13.37
                              13.41
                              13.38
                              13.39
                              13.4
                              13.46
                              13.48
                              13.46
                              13.46
                              13.46
                              13.54
                              13.42
                              13.5395
                              13.57
                              13.48
                              13.48
                              13.46
                              13.53
                              13.55
                              13.53
                              13.54
                              13.47
                              13.5101
                              13.45
                              13.51
                              13.46
                              13.47
                              13.43
                              13.42
                              13.32
                              13.3099
                              13.3
                              13.33
                              13.33
                              13.37
                              13.36
                              13.43
                              13.4205
                              13.51
                              13.53
                              13.46
                              13.49
                              13.51
                              13.48
                              13.53
                              13.57
                              13.51
                              13.55
                              13.54
                              13.5
                              13.51
                              13.52
                              13.5
                              13.54
                              13.44
                              13.46
                              13.49
                              13.54
                              13.54
                              13.59
                              13.66
                              13.71
                              13.68
                              13.65
                              13.62
                              13.66
                              13.72
                              13.6
                              13.5601
                              13.55
                              13.52
                              13.45
                              13.49
                              13.56
                              13.58
                              13.57
                              13.48
                              13.45
                              13.5399
12/31/06                      13.5399


FUND SNAPSHOT
------------------------------------
Common Share Price            $13.54
------------------------------------
Common Share
Net Asset Value               $14.76
------------------------------------
Premium/(Discount) to NAV     -8.27%
------------------------------------
Market Yield                   4.92%
------------------------------------
Taxable-Equivalent Yield1      7.03%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $233,657
------------------------------------
Average Effective
Maturity on Securities (Years) 16.77
------------------------------------
Leverage-Adjusted Duration      8.22
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 3/18/93)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    7.08%         6.17%
------------------------------------
1-Year          1.69%         5.35%
------------------------------------
5-Year          5.97%         7.04%
------------------------------------
10-Year         7.29%         6.66%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
U.S. Guaranteed                15.0%
------------------------------------
Tax Obligation/General         14.7%
------------------------------------
Education and Civic
  Organizations                13.3%
------------------------------------
Transportation                 11.7%
------------------------------------
Health Care                     9.6%
------------------------------------
Tax Obligation/Limited          8.6%
------------------------------------
Utilities                       7.5%
------------------------------------
Water and Sewer                 6.5%
------------------------------------
Other                          13.1%
------------------------------------

1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 30%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

Nuveen Pennsylvania Dividend Advantage Municipal Fund
NXM

Performance
     OVERVIEW As of December 31, 2006


Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              58%
AA                               18%
A                                11%
BBB                               6%
BB or Lower                       3%
N/R                               4%

Bar Chart:
2006 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Jan                            0.074
Feb                            0.074
Mar                             0.07
Apr                             0.07
May                             0.07
Jun                           0.0665
Jul                           0.0665
Aug                           0.0665
Sep                           0.0665
Oct                           0.0665
Nov                           0.0665
Dec                           0.0665


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
1/01/06                       15.65
                              17
                              15.8
                              16.8
                              16.49
                              16.8
                              15.7
                              15.7
                              15.49
                              15.8
                              16.08
                              16.25
                              16.1
                              16.05
                              15.9
                              16.1
                              16.05
                              16.2
                              15.96
                              15.95
                              16.1
                              16.1
                              16.21
                              15.61
                              15.28
                              15.2
                              15.1
                              15.28
                              15.18
                              15.14
                              15.3
                              15.45
                              15.54
                              15.46
                              15.55
                              15.72
                              15.77
                              15.39
                              15.61
                              15.75
                              15.83
                              15.96
                              15.61
                              15.9
                              15.8
                              15.95
                              16.28
                              16
                              16.15
                              16.15
                              16.12
                              16.14
                              16.4
                              15.82
                              15.89
                              15.89
                              16.1
                              15.9
                              15.9
                              15.8
                              15.8
                              16.05
                              16
                              16.24
                              16.22
                              16.08
                              15.9
                              15.9
                              15.9
                              16.1
                              16.1
                              15.9
                              15.9
                              15.8
                              15.8
                              16.05
                              16.3
                              16.39
                              16.15
                              16.32
                              16.2
                              16.2
                              16.1
                              16.45
                              16.3
                              16.15
                              15.96
                              16.62
                              16.35
                              16.32
                              16
                              15.95
                              15.95
                              16.15
                              16.15
                              16.05
                              16.1
                              16.35
                              16.05
                              16.1
                              16.1
                              16.1
                              16.13
                              16.28
                              16.36
                              16.21
                              16
                              15.78
                              15.84
                              15.75
                              15.61
                              15.56
                              15.5
                              15.34
                              15.36
                              15.28
                              15.28
                              15.19
                              15.27
                              15.3
                              15.2
                              15.2
                              15.2
                              15.01
                              15
                              15.1
                              15.28
                              14.93
                              15.02
                              15.18
                              15.4
                              15.4
                              15.4
                              15.14
                              15.14
                              15.38
                              15.2
                              15.14
                              15.3
                              15.3
                              15.79
                              15.79
                              15.45
                              15.41
                              15.45
                              15.33
                              15.41
                              15.46
                              15.53
                              15.54
                              15.54
                              15.5
                              15.5
                              15.5
                              15.46
                              15.5
                              15.5
                              15.45
                              15.7
                              15.55
                              15.94
                              15.76
                              15.72
                              15.62
                              15.72
                              15.95
                              15.7
                              15.6
                              15.6
                              15.77
                              15.79
                              15.36
                              15.33
                              15.39
                              15.46
                              15.74
                              15.77
                              15.78
                              15.61
                              15.6
                              15.6
                              15.57
                              15.55
                              15.75
                              15.99
                              15.83
                              15.99
                              15.91
                              15.83
                              15.83
                              15.8
                              15.8101
                              15.75
                              15.8
                              15.96
                              15.96
                              16.01
                              15.84
                              15.8
                              15.61
                              15.61
                              15.61
                              15.8
                              15.8
                              15.9
                              15.91
                              15.91
                              16.15
                              16.15
                              15.8
                              15.8
                              15.84
                              15.9
                              15.8726
                              15.95
                              16.15
                              16.08
                              16.2
                              16.07
                              16.28
                              15.85
                              15.95
                              16.01
                              16.1
                              16
                              16
                              15.87
                              16.15
                              16.15
                              16.05
                              16.07
                              16.24
                              16.16
                              16.12
                              16.14
                              16.05
                              16.09
                              16.07
                              16.14
                              16.34
                              16.34
                              16.34
                              16.34
                              16.4
                              16.15
                              15.85
                              15.87
                              15.88
                              15.82
                              15.91
                              15.9
                              15.83
                              15.89
12/31/06                      15.89


FUND SNAPSHOT
------------------------------------
Common Share Price            $15.89
------------------------------------
Common Share
Net Asset Value               $15.45
------------------------------------
Premium/(Discount) to NAV      2.85%
------------------------------------
Market Yield                   5.02%
------------------------------------
Taxable-Equivalent Yield1      7.17%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $51,383
------------------------------------
Average Effective
Maturity on Securities (Years) 16.98
------------------------------------
Leverage-Adjusted Duration      7.86
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 3/27/01)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    7.92%         6.04%
------------------------------------
1-Year          5.76%         5.72%
------------------------------------
5-Year          8.46%         8.54%
------------------------------------
Since
Inception       7.85%         8.19%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Education and Civic
  Organizations                22.2%
------------------------------------
Health Care                    12.5%
------------------------------------
Tax Obligation/General         11.2%
------------------------------------
U.S. Guaranteed                11.0%
------------------------------------
Long-Term Care                  7.9%
------------------------------------
Tax Obligation/Limited          7.5%
------------------------------------
Transportation                  7.4%
------------------------------------
Housing/Single Family           5.0%
------------------------------------
Industrials                     4.5%
------------------------------------
Other                          10.8%
------------------------------------

1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 30%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

Nuveen Pennsylvania Dividend Advantage Municipal Fund 2
NVY

Performance
     OVERVIEW As of December 31, 2006


Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              60%
AA                               20%
A                                 4%
BBB                               9%
BB or Lower                       3%
N/R                               4%


Bar Chart:
2006 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Jan                            0.067
Feb                            0.067
Mar                           0.0635
Apr                           0.0635
May                           0.0635
Jun                           0.0635
Jul                           0.0635
Aug                           0.0635
Sep                           0.0635
Oct                           0.0635
Nov                           0.0635
Dec                            0.061


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
1/01/06                       14.6
                              15.3
                              14.75
                              14.9
                              15.08
                              15.2
                              14.8
                              14.62
                              14.83
                              15.01
                              15.22
                              14.98
                              14.94
                              14.62
                              14.37
                              14.37
                              14.28
                              14.5
                              14.27
                              14.15
                              14.37
                              14.5
                              14.79
                              14.72
                              14.75
                              14.5
                              14.16
                              14.24
                              14.12
                              14.16
                              14.15
                              14.99
                              14.7
                              14.86
                              14.95
                              15.19
                              15.08
                              15.23
                              15.33
                              15.25
                              15.31
                              15.36
                              15.35
                              15.3
                              15.34
                              15.16
                              15.34
                              15.26
                              15.35
                              15.18
                              15.49
                              15.35
                              15.54
                              15.75
                              15.44
                              15.44
                              14.94
                              14.9
                              14.9
                              14.75
                              14.7
                              14.62
                              14.63
                              14.53
                              14.59
                              14.63
                              14.37
                              14.37
                              14.2
                              14.36
                              14.37
                              14.26
                              14.2
                              14.3
                              14.35
                              14.28
                              14.24
                              14.35
                              14.57
                              14.66
                              14.5
                              14.5
                              14.43
                              14.37
                              14.26
                              14.35
                              14.27
                              14.39
                              14.26
                              14.26
                              14.15
                              14.15
                              14.38
                              14.5301
                              14.48
                              14.32
                              14.37
                              14.37
                              14.64
                              14.45
                              14.5
                              14.5
                              14.4799
                              14.5
                              14.75
                              14.79
                              14.53
                              14.6
                              14.65
                              14.6
                              14.72
                              14.6
                              14.44
                              14.5
                              14.65
                              14.75
                              14.75
                              14.75
                              14.92
                              14.75
                              14.5
                              14.25
                              14.03
                              14.03
                              14.0901
                              14.16
                              14.24
                              13.91
                              13.94
                              14.12
                              14.12
                              14.13
                              14.09
                              14.1
                              14.16
                              14.18
                              14.1
                              14.04
                              14.01
                              14.15
                              14.27
                              14.59
                              14.4951
                              14.5
                              14.99
                              14.99
                              14.8
                              14.91
                              14.71
                              14.7
                              14.7
                              14.7001
                              14.61
                              14.9
                              14.86
                              14.86
                              14.79
                              14.85
                              14.81
                              14.95
                              14.9
                              14.9
                              15.02
                              14.96
                              15.19
                              15.25
                              15.0101
                              15
                              14.95
                              15.08
                              15.08
                              15.07
                              15.18
                              15.23
                              15.18
                              15.1801
                              15.09
                              15.18
                              15.33
                              15.2
                              15.2
                              15.35
                              15.2822
                              15.25
                              15.21
                              15.11
                              15.23
                              15.34
                              15.31
                              15.31
                              15.26
                              15.31
                              15.35
                              15.54
                              15.36
                              15.36
                              15.36
                              15.4
                              15.4
                              15.35
                              15.28
                              15.3399
                              15.21
                              15.29
                              15.3
                              15.35
                              15.2
                              15.23
                              15.3
                              15.34
                              15.23
                              15.28
                              15.3
                              15.43
                              15.16
                              15.21
                              15.16
                              15.16
                              15.27
                              15.34
                              15.28
                              15.34
                              15.25
                              15.26
                              15.26
                              15.2
                              15.22
                              15.35
                              15.18
                              15.16
                              15.1601
                              15.3
                              15.3599
                              15.49
                              15.5
                              15.48
                              15.37
                              15.4899
                              15.35
                              15.6
                              15.6
                              15.6
                              15.47
                              15.54
                              15.64
                              15.64
                              15.63
                              15.56
                              15.75
                              15.58
                              15.6399
                              15.5
                              15.44
12/31/06                      15.44


FUND SNAPSHOT
------------------------------------
Common Share Price            $15.44
------------------------------------
Common Share
Net Asset Value               $15.41
------------------------------------
Premium/(Discount) to NAV      0.19%
------------------------------------
Market Yield                   4.74%
------------------------------------
Taxable-Equivalent Yield1      6.77%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $57,407
------------------------------------
Average Effective
Maturity on Securities (Years) 15.20
------------------------------------
Leverage-Adjusted Duration      7.99
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 3/25/02)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)   11.95%         5.94%
------------------------------------
1-Year         12.00%         5.43%
------------------------------------
Since
Inception       6.96%         7.77%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Tax Obligation/General         17.8%
------------------------------------
U.S. Guaranteed                17.7%
------------------------------------
Tax Obligation/Limited         16.3%
------------------------------------
Education and Civic
  Organizations                12.5%
------------------------------------
Health Care                     9.5%
------------------------------------
Water and Sewer                 6.2%
------------------------------------
Industrials                     3.8%
------------------------------------
Utilities                       3.5%
------------------------------------
Other                          12.7%
------------------------------------

1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 30%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2 The Fund paid shareholders a capital gains distribution in December 2006 of $0.0244 per share.

Shareholder
       MEETING REPORT
Approval of the Board Members was the proposal voted upon at the November 14, 2006, shareholder meeting held at the offices of Nuveen Investments.

                                            NQJ                                NNJ                                NXJ
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS
WAS REACHED AS FOLLOWS:

                                   Common and                        Common and                          Common and
                                MuniPreferred    MuniPreferred    MuniPreferred    MuniPreferred      MuniPreferred    MuniPreferred
                                shares voting    shares voting    shares voting    shares voting      shares voting    shares voting
                                     together         together         together         together           together         together
                                   as a class       as a class       as a class       as a class         as a class       as a class
====================================================================================================================================
Robert P. Bremner
   For                             18,692,482               --       10,979,130               --          6,325,506               --
   Withhold                           289,443               --          263,582               --             48,267               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                           18,981,925               --       11,242,712               --          6,373,773               --
====================================================================================================================================
Lawrence H. Brown
   For                             18,688,827               --       10,985,899               --          6,317,409               --
   Withhold                           293,098               --          256,813               --             56,364               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                           18,981,925               --       11,242,712               --          6,373,773               --
====================================================================================================================================
Jack B. Evans
   For                             18,696,261               --       10,989,452               --          6,321,809               --
   Withhold                           285,664               --          253,260               --             51,964               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                           18,981,925               --       11,242,712               --          6,373,773               --
====================================================================================================================================
William C. Hunter
   For                             18,690,827               --       10,981,362               --          6,322,839               --
   Withhold                           291,098               --          261,350               --             50,934               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                           18,981,925               --       11,242,712               --          6,373,773               --
====================================================================================================================================
David J. Kundert
   For                             18,695,725               --       10,988,169               --          6,326,872               --
   Withhold                           286,200               --          254,543               --             46,901               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                           18,981,925               --       11,242,712               --          6,373,773               --
====================================================================================================================================
William J. Schneider
   For                                     --            6,285               --            3,534                 --            1,861
   Withhold                                --               21               --               87                 --               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                   --            6,306               --            3,621                 --            1,861
====================================================================================================================================
Timothy R. Schwertfeger
   For                                     --            6,285               --            3,534                 --            1,861
   Withhold                                --               21               --               87                 --               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                   --            6,306               --            3,621                 --            1,861
====================================================================================================================================
Judith M. Stockdale
   For                             18,686,029               --       10,989,587               --          6,325,809               --
   Withhold                           295,896               --          253,125               --             47,964               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                           18,981,925               --       11,242,712               --          6,373,773               --
====================================================================================================================================
Eugene S. Sunshine
   For                             18,693,274               --       10,975,995               --          6,325,572               --
   Withhold                           288,651               --          266,717               --             48,201               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                           18,981,925               --       11,242,712               --          6,373,773               --
====================================================================================================================================

                                             NUJ                               NQP                                NPY
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS
WAS REACHED AS FOLLOWS:
                                   Common and                        Common and                          Common and
                                MuniPreferred    MuniPreferred    MuniPreferred    MuniPreferred      MuniPreferred    MuniPreferred
                                shares voting    shares voting    shares voting    shares voting      shares voting    shares voting
                                     together         together         together         together           together         together
                                   as a class       as a class       as a class       as a class         as a class       as a class
====================================================================================================================================
Robert P. Bremner
   For                              4,255,135               --       14,059,427               --         14,403,731               --
   Withhold                            63,558               --          568,565               --            246,499               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                            4,318,693               --       14,627,992               --         14,650,230               --
====================================================================================================================================
Lawrence H. Brown
   For                              4,252,133               --       14,053,670               --         14,394,125               --
   Withhold                            66,560               --          574,322               --            256,105               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                            4,318,693               --       14,627,992               --         14,650,230               --
====================================================================================================================================
Jack B. Evans
   For                              4,251,725               --       14,068,853               --         14,396,583               --
   Withhold                            66,968               --          559,139               --            253,647               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                            4,318,693               --       14,627,992               --         14,650,230               --
====================================================================================================================================
William C. Hunter
   For                              4,252,138               --       14,071,261               --         14,403,312               --
   Withhold                            66,555               --          556,731               --            246,918               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                            4,318,693               --       14,627,992               --         14,650,230               --
====================================================================================================================================
David J. Kundert
   For                              4,251,534               --       14,053,399               --         14,407,270               --
   Withhold                            67,159               --          574,593               --            242,960               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                            4,318,693               --       14,627,992               --         14,650,230               --
====================================================================================================================================
William J. Schneider
   For                                     --            1,346               --            5,197                 --            4,634
   Withhold                                --                3               --               10                 --                1
------------------------------------------------------------------------------------------------------------------------------------
   Total                                   --            1,349               --            5,207                 --            4,635
====================================================================================================================================
Timothy R. Schwertfeger
   For                                     --            1,348               --            5,198                 --            4,635
   Withhold                                --                1               --                9                 --               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                   --            1,349               --            5,207                 --            4,635
====================================================================================================================================
Judith M. Stockdale
   For                              4,255,133               --       14,046,240               --         14,390,225               --
   Withhold                            63,560               --          581,752               --            260,005               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                            4,318,693               --       14,627,992               --         14,650,230               --
====================================================================================================================================
Eugene S. Sunshine
   For                              4,252,475               --       14,062,362               --         14,405,200               --
   Withhold                            66,218               --          565,630               --            245,030               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                            4,318,693               --       14,627,992               --         14,650,230               --
====================================================================================================================================

Shareholder
     MEETING REPORT (continued)
                                                                               NXM                                NVY
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS
WAS REACHED AS FOLLOWS:

                                                                     Common and                          Common and
                                                                  MuniPreferred    MuniPreferred      MuniPreferred    MuniPreferred
                                                                  shares voting    shares voting      shares voting    shares voting
                                                                       together         together           together         together
                                                                     as a class       as a class         as a class       as a class
====================================================================================================================================
Robert P. Bremner
   For                                                               3,177,629               --          3,605,371                --
   Withhold                                                             54,844               --             35,998                --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                             3,232,473               --          3,641,369                --
====================================================================================================================================
Lawrence H. Brown
   For                                                               3,176,429               --          3,598,756                --
   Withhold                                                             56,044               --             42,613                --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                             3,232,473               --          3,641,369                --
====================================================================================================================================
Jack B. Evans
   For                                                               3,177,929               --          3,605,571                --
   Withhold                                                             54,544               --             35,798                --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                             3,232,473               --          3,641,369                --
====================================================================================================================================
William C. Hunter
   For                                                               3,178,129               --          3,606,571                --
   Withhold                                                             54,344               --             34,798                --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                             3,232,473               --          3,641,369                --
====================================================================================================================================
David J. Kundert
   For                                                               3,176,129               --          3,605,571                --
   Withhold                                                             56,344               --             35,798                --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                             3,232,473               --          3,641,369                --
====================================================================================================================================
William J. Schneider
   For                                                                      --              983                 --             1,131
   Withhold                                                                 --                8                 --                 4
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                    --              991                 --             1,135
====================================================================================================================================
Timothy R. Schwertfeger
   For                                                                      --              983                 --             1,131
   Withhold                                                                 --                8                 --                 4
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                    --              991                 --             1,135
====================================================================================================================================
Judith M. Stockdale
   For                                                               3,177,933               --          3,605,015                --
   Withhold                                                             54,540               --             36,354                --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                             3,232,473               --          3,641,369                --
====================================================================================================================================
Eugene S. Sunshine
   For                                                               3,178,129               --          3,604,821                --
   Withhold                                                             54,344               --             36,548                --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                             3,232,473               --          3,641,369                --
====================================================================================================================================

                        Nuveen New Jersey Investment Quality Municipal Fund, Inc. (NQJ)
                        Portfolio of
                                INVESTMENTS December 31, 2006 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER DISCRETIONARY - 0.5% (0.3% OF TOTAL INVESTMENTS)

                Middlesex County Improvement Authority, New Jersey, Senior
                Revenue Bonds, Heldrich Center Hotel/Conference Center
                Project, Series 2005A:
$         800    5.000%, 1/01/32                                                      1/15 at 100.00        Baa3     $      802,352
          690    5.125%, 1/01/37                                                      1/15 at 100.00        Baa3            696,990

------------------------------------------------------------------------------------------------------------------------------------
        1,490   Total Consumer Discretionary                                                                              1,499,342
------------------------------------------------------------------------------------------------------------------------------------


                CONSUMER STAPLES - 6.0% (4.0% OF TOTAL INVESTMENTS)

                Tobacco Settlement Financing Corporation, New Jersey,
                Tobacco Settlement Asset-Backed Bonds, Series 2002:
        8,195    5.750%, 6/01/32                                                      6/12 at 100.00         BBB          8,706,941
        3,000    6.000%, 6/01/37                                                      6/12 at 100.00         BBB          3,260,820

                Tobacco Settlement Financing Corporation, New Jersey,
                Tobacco Settlement Asset-Backed Bonds, Series 2003:
        3,200    6.125%, 6/01/24                                                      6/13 at 100.00         BBB          3,470,592
        2,625    6.375%, 6/01/32                                                      6/13 at 100.00         BBB          2,954,516

------------------------------------------------------------------------------------------------------------------------------------
       17,020   Total Consumer Staples                                                                                   18,392,869
------------------------------------------------------------------------------------------------------------------------------------


                EDUCATION AND CIVIC ORGANIZATIONS - 20.7% (13.7% OF TOTAL INVESTMENTS)

        2,500   Bergen County Improvement Authority, New Jersey, Revenue              9/12 at 101.00         N/R          2,630,975
                 Bonds, Yeshiva Ktana of Passaic Project, Series 2002,
                 6.000%, 9/15/27

        1,000   New Jersey Economic Development Authority, Revenue Bonds,
                The Seeing Eye Inc., Series 2005,                                     6/15 at 100.00         AAA          1,065,350
                 5.000%, 12/01/24 - AMBAC Insured

        2,000   New Jersey Educational Facilities Authority, Revenue Bonds,           7/13 at 100.00           A          2,074,080
                 Fairleigh Dickinson University, Series 2002D,
                 5.250%, 7/01/32 - ACA Insured

          500   New Jersey Educational Facilities Authority, Revenue Bonds,           7/14 at 100.00         N/R            536,320
                 Fairleigh Dickinson University, Series 2004C, 5.500%, 7/01/23

        1,500   New Jersey Educational Facilities Authority, Revenue Bonds,           7/13 at 100.00         AAA          1,622,070
                 Kean University, Series 2003D, 5.250%, 7/01/20 -
                 FGIC Insured

        1,925   New Jersey Educational Facilities Authority, Revenue Bonds,           7/16 at 100.00         AAA          2,056,343
                 Kean University, Series 2005B, 5.000%, 7/01/30 -
                 MBIA Insured

        1,500   New Jersey Educational Facilities Authority, Revenue Bonds,           7/14 at 100.00         AAA          1,621,605
                 Montclair State University, Series 2004L, 5.125%, 7/01/22 -
                 MBIA Insured

        1,225   New Jersey Educational Facilities Authority, Revenue Bonds,           7/15 at 100.00         AAA          1,330,522
                 Montclair State University, Series 2005F, 5.000%, 7/01/16 -
                 FGIC Insured

        2,770   New Jersey Educational Facilities Authority, Revenue Bonds,           7/16 at 100.00         Aaa          2,954,510
                 Montclair State University, Series 2006, 5.000%, 7/01/36 -
                 AMBAC Insured

        2,000   New Jersey Educational Facilities Authority, Revenue Bonds,           7/12 at 100.00         AAA          2,099,960
                 New Jersey City University, Series 2002A, 5.000%, 7/01/32 -
                 AMBAC Insured

                New Jersey Educational Facilities Authority, Revenue Bonds, New
                Jersey Institute of Technology, Series 2001G:
        1,000    5.250%, 7/01/20 - MBIA Insured                                       7/11 at 100.00         AAA          1,059,740
        1,945    5.250%, 7/01/21 - MBIA Insured                                       7/11 at 100.00         AAA          2,061,194

                New Jersey Educational Facilities Authority, Revenue Bonds, New
                Jersey Institute of Technology, Series 2004B:
        2,285    5.000%, 7/01/18 - AMBAC Insured                                      1/14 at 100.00         AAA          2,447,898
        1,260    5.000%, 7/01/19 - AMBAC Insured                                      1/14 at 100.00         AAA          1,349,032
        2,510    4.750%, 7/01/20 - AMBAC Insured                                      1/14 at 100.00         AAA          2,621,670
        2,060    4.250%, 7/01/24 - AMBAC Insured                                      1/14 at 100.00         AAA          2,041,172


                                       21

                        Nuveen New Jersey Investment Quality Municipal Fund, Inc. (NQJ) (continued)
                             Portfolio of INVESTMENTS December 31, 2006 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS (continued)

$       1,495   New Jersey Educational Facilities Authority, Revenue Bonds,           7/14 at 100.00         AAA     $    1,610,683
                 Ramapo College, Series 2004H, 5.000%, 7/01/16 -
                 FGIC Insured

          610   New Jersey Educational Facilities Authority, Revenue Bonds,           7/14 at 100.00          AA            666,962
                 Rider University, Series 2004A, 5.500%, 7/01/23 - RAAI Insured

                New Jersey Educational Facilities Authority, Revenue Bonds,
                Rowan University, Series 2004C:
        1,000    5.000%, 7/01/15 - MBIA Insured                                       7/14 at 100.00         AAA          1,080,090
        1,195    5.000%, 7/01/20 - MBIA Insured                                       7/14 at 100.00         AAA          1,283,036
        1,875    5.000%, 7/01/24 - MBIA Insured                                       7/14 at 100.00         AAA          1,989,919

        2,000   New Jersey Educational Facilities Authority, Revenue Bonds,           7/16 at 100.00         AAA          2,003,840
                 Rowan University, Series 2006G, 4.500%, 7/01/31 -
                 MBIA Insured

                New Jersey Educational Facilities Authority, Revenue Bonds,
                St. Peter's College, Series 1998B:
        1,000    5.375%, 7/01/18                                                      7/08 at 102.00         BB+          1,016,570
        1,750    5.500%, 7/01/27                                                      7/08 at 102.00         BB+          1,780,065

        1,430   New Jersey Educational Facilities Authority, Revenue Bonds,           7/14 at 100.00         AAA          1,545,930
                 William Paterson University, Series 2004A, 5.125%, 7/01/21 -
                 FGIC Insured

        1,050   New Jersey Educational Facilities Authority, Revenue Refunding        7/12 at 100.00          AA          1,095,885
                 Bonds, Rider University, Series 2002A, 5.000%, 7/01/17 -
                 RAAI Insured

        3,175   New Jersey Higher Education Assistance Authority, Student             6/07 at 102.00         AAA          3,177,032
                 Loan Revenue Bonds, New Jersey Class Loan Program,
                 Series 1997A, 5.800%, 6/01/16 - MBIA Insured
                 (Alternative Minimum Tax)

        2,365   New Jersey Higher Education Assistance Authority, Student             6/10 at 101.00         AAA          2,407,263
                 Loan Revenue Bonds, Series 2000A, 6.125%, 6/01/17 -
                 MBIA Insured (Alternative Minimum Tax)

        4,235   Puerto Rico Industrial, Tourist, Educational, Medical and             9/11 at 100.00         BBB          4,377,127
                 Environmental Control Facilities Financing Authority, Higher
                 Education Revenue Bonds, University of the Sacred Heart,
                 Series 2001, 5.250%, 9/01/21

                University of Medicine and Dentistry of New Jersey, Certificates
                of Participation, Child
                Health Institute, LLC, Series 2003:
        1,945    5.000%, 4/15/20 - AMBAC Insured                                      4/13 at 100.00         AAA          2,069,422
        1,370    5.000%, 4/15/22 - AMBAC Insured                                      4/13 at 100.00         AAA          1,447,049

                University of Medicine and Dentistry of New Jersey, Revenue
                Bonds, Series 2002A:
        2,100    5.000%, 12/01/24 - AMBAC Insured                                    12/12 at 100.00         AAA          2,216,487
        4,000    5.500%, 12/01/27 - AMBAC Insured                                    12/12 at 100.00         AAA          4,342,000

------------------------------------------------------------------------------------------------------------------------------------
       60,575   Total Education and Civic Organizations                                                                  63,681,801
------------------------------------------------------------------------------------------------------------------------------------


                FINANCIALS - 1.8% (1.2% OF TOTAL INVESTMENTS)

        5,000   New Jersey Economic Development Authority, Revenue                      No Opt. Call        Baa3          5,531,250
                 Refunding Bonds, Kapkowski Road Landfill Project,
                 Series 2002, 5.750%, 10/01/21
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 18.2% (12.0% OF TOTAL INVESTMENTS)

                Camden County Improvement Authority, New Jersey, Revenue
                Bonds, Cooper Health System, Series 2004A:
          200    5.000%, 2/15/25                                                      2/15 at 100.00         BBB            206,254
        1,000    5.750%, 2/15/34                                                      8/14 at 100.00         BBB          1,079,490

        5,750   New Jersey Health Care Facilities Financing Authority,                8/11 at 100.00         AAA          5,925,433
                 FHA-Insured Mortgage Revenue Bonds, Jersey City Medical
                 Center, Series 2001, 5.000%, 8/01/41 - AMBAC Insured

        1,265   New Jersey Health Care Facilities Financing Authority,                7/17 at 100.00         Aa1          1,346,377
                 Revenue Bonds, CentraState Medical Center, Series 2006A,
                 5.000%, 7/01/30 - AGC Insured

          400   New Jersey Health Care Facilities Financing Authority,                7/15 at 100.00        Baa3            424,672
                 Revenue Bonds, Children's Specialized Hospital,
                 Series 2005A, 5.500%, 7/01/36

        1,200   New Jersey Health Care Facilities Financing Authority,                7/16 at 100.00          A-          1,254,960
                 Revenue Bonds, Hunterdon Medical Center, Series 2006B,
                 5.000%, 7/01/36

          615   New Jersey Health Care Facilities Financing Authority,                7/16 at 100.00          A-            643,979
                 Revenue Bonds, Hunterdon Medical Center, Series 2006,
                 5.125%, 7/01/35

        3,000   New Jersey Health Care Facilities Financing Authority,                7/11 at 100.00          A2          3,173,070
                 Revenue Bonds, Kennedy Health System Obligated Group,
                 Series 2001, 5.500%, 7/01/21


                                       22

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTH CARE (continued)

$       3,500   New Jersey Health Care Facilities Financing Authority,                7/09 at 101.00         AAA     $    3,652,915
                 Revenue Bonds, Meridian Health System Obligated Group,
                 Series 1999, 5.250%, 7/01/29 - FSA Insured

                New Jersey Health Care Facilities Financing Authority, Revenue
                Bonds, Robert Wood Johnson University Hospital, Series 2000:
        3,850    5.750%, 7/01/25                                                      7/10 at 100.00          A2          4,106,603
        2,000    5.750%, 7/01/31                                                      7/10 at 100.00          A2          2,133,300

        2,600   New Jersey Health Care Facilities Financing Authority,                7/15 at 100.00          AA          2,729,454
                 Revenue Bonds, RWJ Health Care Corporation, Series 2005B,
                 5.000%, 7/01/35 - RAAI Insured

        1,985   New Jersey Health Care Facilities Financing Authority,                1/17 at 100.00         BBB          2,056,162
                 Revenue Bonds, Saint Barnabas Health Care System,
                 Series 2006A, 5.000%, 7/01/29

        5,040   New Jersey Health Care Facilities Financing Authority,                7/10 at 100.00         AAA          5,301,626
                 Revenue Bonds, Society of the Valley Hospital Obligated
                 Group, Series 2000, 5.375%, 7/01/31 - AMBAC Insured

        3,300   New Jersey Health Care Facilities Financing Authority,                7/13 at 100.00         Ba1          3,436,191
                 Revenue Bonds, Somerset Medical Center, Series 2003,
                 5.500%, 7/01/33

          980   New Jersey Health Care Facilities Financing Authority,                7/16 at 100.00        Baa1          1,017,936
                 Revenue Bonds, South Jersey Hospital System,
                 Series 2006, 5.000%, 7/01/36

        1,690   New Jersey Health Care Facilities Financing Authority,                7/14 at 100.00          AA          1,810,531
                 Revenue Bonds, St. Clare's Hospital, Series 2004A,
                 5.250%, 7/01/20 - RAAI Insured

        2,000   New Jersey Health Care Facilities Financing Authority,                7/10 at 100.00        Baa1          2,188,740
                 Revenue Bonds, St. Peter's University Hospital,
                 Series 2000A, 6.875%, 7/01/20

        3,135   New Jersey Health Care Facilities Financing Authority,                1/12 at 100.00          AA          3,249,647
                 Revenue Refunding Bonds, Bayshore Community Hospital,
                 Series 2002, 5.125%, 7/01/32 - RAAI Insured

        4,320   New Jersey Health Care Facilities Financing Authority,                7/08 at 101.00         Aaa          4,413,226
                 Revenue Refunding Bonds, St. Barnabas Healthcare
                 System - West Hudson Hospital Obligated Group,
                 Series 1998A, 5.000%, 7/01/23 - MBIA Insured

                New Jersey Health Care Facilities Financing Authority,
                Revenue Refunding Bonds, St. Elizabeth Hospital
                Obligated Group, Series 1997:
           70    6.000%, 7/01/20                                                      7/07 at 102.00        BBB-             71,993
        1,605    6.000%, 7/01/27                                                      7/07 at 102.00        BBB-          1,650,277

        3,785   Newark, New Jersey, GNMA Collateralized Healthcare                    6/12 at 102.00         Aaa          4,033,788
                 Facility Revenue Bonds, New Community Urban Renewal
                 Corporation, Series 2001A, 5.200%, 6/01/30

------------------------------------------------------------------------------------------------------------------------------------
       53,290   Total Health Care                                                                                        55,906,624
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/MULTIFAMILY - 1.2% (0.8% OF TOTAL INVESTMENTS)

          775   Long Branch Housing Finance Corporation New Jersey,                   4/07 at 100.00         N/R            779,921
                 Housing Revenue Bonds, Washington Manor Associates Ltd.
                 Section 8 Assisted Elderly Project, Series 1980,
                 10.000%, 10/01/11

        2,743   Newark Housing Authority, New Jersey, GNMA Collateralized            10/09 at 102.00         Aaa          2,893,032
                 Housing Revenue Bonds, Fairview Apartments Project,
                 Series 2000A, 6.400%, 10/20/34 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        3,518   Total Housing/Multifamily                                                                                 3,672,953
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/SINGLE FAMILY - 3.8% (2.5% OF TOTAL INVESTMENTS)

        3,545   New Jersey Housing and Mortgage Finance Agency,                      10/07 at 101.50         AAA          3,626,677
                 Home Buyer Program Revenue Bonds, Series 1997U,
                 5.850%, 4/01/29 - MBIA Insured (Alternative Minimum Tax)

        2,745   New Jersey Housing and Mortgage Finance Agency,                      10/10 at 100.00         AAA          2,770,995
                 Home Buyer Program Revenue Bonds, Series 2000CC,
                 5.875%, 10/01/31 - MBIA Insured (Alternative Minimum Tax)

        2,590   Puerto Rico Housing Finance Corporation, Mortgage-Backed              6/11 at 100.00         AAA          2,667,208
                 Securities Home Mortgage Revenue Bonds, Series 2001A,
                 5.200%, 12/01/33

        2,585   Puerto Rico Housing Finance Corporation, Mortgage-Backed              6/11 at 100.00         AAA          2,679,895
                 Securities Home Mortgage Revenue Bonds, Series 2001B,
                 5.300%, 12/01/28 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
       11,465   Total Housing/Single Family                                                                              11,744,775
------------------------------------------------------------------------------------------------------------------------------------


                LONG-TERM CARE - 2.8% (1.9% OF TOTAL INVESTMENTS)

        1,125   New Jersey Economic Development Authority, First Mortgage            11/14 at 100.00         N/R          1,220,434
                 Revenue Bonds, Winchester Gardens at Wards Homestead,
                 Series 2004A, 5.750%, 11/01/24


                                       23

                        Nuveen New Jersey Investment Quality Municipal Fund, Inc. (NQJ) (continued)
                             Portfolio of INVESTMENTS December 31, 2006 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE (continued)

$       2,855   New Jersey Economic Development Authority, GNMA                      12/11 at 103.00         Aaa     $    3,049,740
                 Collateralized Mortgage Revenue Bonds, Victoria Health
                 Corporation, Series 2001A, 5.200%, 12/20/36

          595   New Jersey Economic Development Authority, Revenue Bonds,             6/11 at 102.00          A-            647,265
                 Masonic Charity Foundation of New Jersey, Series 2001,
                 5.875%, 6/01/18

        1,100   New Jersey Economic Development Authority, Revenue Bonds,             6/13 at 102.00          A-          1,172,743
                 Masonic Charity Foundation of New Jersey, Series 2002,
                 5.250%, 6/01/32

                New Jersey Health Care Facilities Financing Authority, Revenue
                Bonds, House of the Good Shepherd Obligated Group, Series 2001:
        1,000    5.100%, 7/01/21 - RAAI Insured                                       7/11 at 100.00          AA          1,036,300
        1,500    5.200%, 7/01/31 - RAAI Insured                                       7/11 at 100.00          AA          1,556,310
------------------------------------------------------------------------------------------------------------------------------------
        8,175   Total Long-Term Care                                                                                      8,682,792
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 12.0% (7.9% OF TOTAL INVESTMENTS)

                Clifton, New Jersey, General Obligation Bonds, Series 2002:
        1,700    5.000%, 1/15/21 - FGIC Insured                                       1/11 at 100.00         AAA          1,773,508
        1,625    5.000%, 1/15/22 - FGIC Insured                                       1/11 at 100.00         AAA          1,691,251

        1,000   Essex County, New Jersey, General Obligation Refunding               11/07 at 101.00         Aaa          1,021,030
                 Bonds, Series 1996A-1, 5.000%, 11/15/11 - FGIC Insured

        4,300   Jersey City, New Jersey, General Obligation Bonds,                    9/16 at 100.00         AAA          4,640,087
                 Series 2006A, 5.000%, 9/01/22 - AMBAC Insured

        1,735   Jersey City, New Jersey, General Obligation Public                    9/11 at 102.00         AAA          1,849,684
                 Improvement Bonds, Series 2003B, 5.000%, 9/01/20 -
                 FSA Insured

        1,420   Lenape Regional High School District, Burlington County,                No Opt. Call         Aaa          1,538,329
                 New Jersey, General Obligation Bonds, Series 2004,
                 5.000%, 4/01/14 - FGIC Insured

                Middletown Township Board of Education, Monmouth County, New
                Jersey, Refunding School Bonds, Series 2001:
        4,725    5.000%, 8/01/22 - FSA Insured                                        8/10 at 100.00         AAA          4,894,155
        1,500    5.000%, 8/01/27 - FSA Insured                                        8/10 at 100.00         AAA          1,554,705

        5,000   New Jersey, General Obligation Bonds, Series 1992D,                     No Opt. Call          AA          5,438,850
                 6.000%, 2/15/11

        2,040   Ocean City Board of Education, Cape May County, New Jersey,           4/16 at 100.00         Aaa          2,205,403
                 General Obligation Bonds, Series 2005, 5.000%, 4/01/20 -
                 MBIA Insured

                Sayreville School District, Middlesex County, New Jersey,
                General Obligation Bonds, Series 2002:
        1,470    5.000%, 3/01/24 - FGIC Insured                                       3/12 at 100.00         AAA          1,542,192
        1,545    5.000%, 3/01/25 - FGIC Insured                                       3/12 at 100.00         AAA          1,620,875

        1,285   Tinton Falls Board of Education, Monmouth County,                    10/14 at 100.00         Aaa          1,395,240
                 New Jersey, General Obligation Bonds, Series 2004,
                5.000%, 10/15/15 - FSA Insured

        1,745   Washington Township Board of Education, Mercer County,                1/16 at 100.00         Aaa          1,887,532
                 New Jersey, General Obligation Bonds, Series 2005,
                 5.000%, 1/01/19 - FSA Insured

                West Deptford Township, New Jersey, General Obligation
                Bonds, Series 2004:
        1,690    5.000%, 9/01/16 - AMBAC Insured                                      9/14 at 100.00         Aaa          1,828,698
        1,865    4.750%, 9/01/18 - AMBAC Insured                                      9/14 at 100.00         Aaa          1,973,972

------------------------------------------------------------------------------------------------------------------------------------
       34,645   Total Tax Obligation/General                                                                             36,855,511
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 26.7% (17.6% OF TOTAL INVESTMENTS)

                Bergen County Improvement Authority, New Jersey, Guaranteed
                Lease Revenue Bonds, County Administration Complex Project,
                Series 2003:
        1,795    5.000%, 11/15/17                                                    11/13 at 100.00         Aaa          1,942,675
        2,000    5.000%, 11/15/18                                                    11/13 at 100.00         Aaa          2,160,000

        1,775   Bergen County Improvement Authority, New Jersey,                        No Opt. Call         Aaa          2,002,324
                 Guaranteed Lease Revenue Bonds, County Administration
                 Complex Project, Series 2005, 5.000%, 11/15/26

        2,225   Essex County Improvement Authority, New Jersey, General              10/13 at 100.00         Aaa          2,352,737
                 Obligation Lease Revenue Bonds, Correctional Facilities
                 Project, Series 2003A, 5.000%, 10/01/28 - FGIC Insured


                                       24

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$      10,000   Essex County Improvement Authority, New Jersey, Lease                   No Opt. Call         Aaa     $   10,686,799
                 Revenue Bonds, Series 2003, 5.000%, 12/15/12 - FSA Insured

        2,650   Garden State Preservation Trust, New Jersey, Open Space                 No Opt. Call         AAA          2,964,688
                 and Farmland Preservation Bonds, Series 2005C,
                 5.125%, 11/01/18 - FSA Insured

                Gloucester County Improvement Authority, New Jersey,
                Lease Revenue Bonds, Series 2005A:
        1,100    5.000%, 9/01/18 - MBIA Insured                                       9/15 at 100.00         AAA          1,184,722
        1,000    5.000%, 9/01/21 - MBIA Insured                                       9/15 at 100.00         AAA          1,071,480
        1,420    5.000%, 9/01/22 - MBIA Insured                                       9/15 at 100.00         AAA          1,519,357

                Hudson County Improvement Authority, New Jersey, County
                Secured Lease Revenue Bonds, County Services Building
                Project, Series 2005:
        1,090    5.000%, 4/01/25 - AMBAC Insured                                      4/15 at 100.00         AAA          1,156,872
        2,525    5.000%, 4/01/35 - AMBAC Insured                                      4/15 at 100.00         AAA          2,665,441

        1,445   Lower Township Municipal Utilities Authority, Cape May                  No Opt. Call         Aaa          1,548,448
                 County, New Jersey, Revenue Bonds, Series 2003D,
                 5.000%, 12/01/16 - FGIC Insured

                Middlesex County Improvement Authority, New Jersey,
                County Guaranteed Open Space Trust Fund
                Revenue Bonds, Series 2003:
        1,000    5.250%, 9/15/16                                                      9/13 at 100.00         AAA          1,089,640
        2,000    5.250%, 9/15/18                                                      9/13 at 100.00         AAA          2,169,640
        1,000    5.250%, 9/15/21                                                      9/13 at 100.00         AAA          1,082,050

        4,000   New Jersey Economic Development Authority, Cigarette                  6/14 at 100.00         BBB          4,305,440
                 Tax Revenue Bonds, Series 2004, 5.750%, 6/15/34

        4,675   New Jersey Economic Development Authority, Lease Revenue              3/15 at 100.00         AAA          4,959,427
                 Bonds, Liberty State Park Project, Series 2005C,
                 5.000%, 3/01/27 - FSA Insured

        5,000   New Jersey Economic Development Authority, Revenue                    7/14 at 100.00         AAA          5,467,850
                 Bonds, Motor Vehicle Surcharge, Series 2004A,
                 5.250%, 7/01/15 - MBIA Insured

        1,925   New Jersey Educational Facilities Authority, Revenue Bonds,             No Opt. Call         AAA          2,094,516
                 Higher Education Capital Improvement Fund, Series 2005A,
                 5.000%, 9/01/15 - FSA Insured

        2,500   New Jersey Health Care Facilities Financing Authority,                9/13 at 100.00         AA-          2,606,100
                 Lease Revenue Bonds, Department of Human Services -
                 Greystone Park Psychiatric Hospital, Series 2003,
                 5.000%, 9/15/25

        2,885   New Jersey Health Care Facilities Financing Authority,                9/15 at 100.00         AAA          3,116,867
                 Lease Revenue Bonds, Department of Human Services -
                 Greystone Park Psychiatric Hospital, Series 2005,
                 5.000%, 9/15/18 - AMBAC Insured

        3,405   New Jersey Transit Corporation, Lease Appropriation Bonds,            9/15 at 100.00         AAA          3,655,233
                 Series 2005A, 5.000%, 9/15/18 - FGIC Insured

                New Jersey Transportation Trust Fund Authority, Federal
                Highway Aid Grant Anticipation Bonds, Series 2006:
        1,075    5.000%, 6/15/17 - FGIC Insured                                       6/16 at 100.00         AAA          1,169,213
        1,900    5.000%, 6/15/18 - FGIC Insured                                       6/16 at 100.00         AAA          2,060,873

        4,200   New Jersey Transportation Trust Fund Authority,                         No Opt. Call         AAA          4,774,770
                 Transportation System Bonds, Series 2004B,
                 5.500%, 12/15/16 - MBIA Insured

        3,890   New Jersey Transportation Trust Fund Authority,                       6/15 at 100.00         AAA          4,181,283
                 Transportation System Bonds, Series 2005D,
                 5.000%, 6/15/19 - FSA Insured

        4,300   New Jersey Transportation Trust Fund Authority,                         No Opt. Call         AA-          4,975,272
                 Transportation System Bonds, Series 2006A,
                 5.500%, 12/15/22

        1,625   Passaic County Improvement Authority, New Jersey, Lease               5/15 at 100.00         Aaa          1,718,503
                 Revenue Bonds, Preakness Healthcare Center Project,
                 Series 2005, 5.000%, 5/01/30 - AMBAC Insured

        1,315   Puerto Rico Convention Center District Authority, Hotel               7/16 at 100.00         AAA          1,331,753
                 Occupancy Tax Revenue Bonds, Series 2006A,
                 4.500%, 7/01/36 - CIFG Insured

------------------------------------------------------------------------------------------------------------------------------------
       75,720   Total Tax Obligation/Limited                                                                             82,013,973
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION - 26.9% (17.8% OF TOTAL INVESTMENTS)

        2,250   Casino Reinvestment Development Authority, New Jersey,                6/15 at 100.00         AAA          2,453,558
                 Parking Revenue Bonds, Series 2005A, 5.250%, 6/01/20 -
                 MBIA Insured


                                       25

                        Nuveen New Jersey Investment Quality Municipal Fund, Inc. (NQJ) (continued)
                             Portfolio of INVESTMENTS December 31, 2006 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION (continued)

                Delaware River and Bay Authority, Delaware and New Jersey,
                Revenue Bonds, Series 2005:
$       2,000    5.000%, 1/01/25 - MBIA Insured                                       1/15 at 100.00         AAA     $    2,129,500
        4,050    5.000%, 1/01/26 - MBIA Insured                                       1/15 at 100.00         AAA          4,309,403
        1,500    5.000%, 1/01/27 - MBIA Insured                                       1/15 at 100.00         AAA          1,592,910
        2,500    5.000%, 1/01/28 - MBIA Insured                                       1/15 at 100.00         AAA          2,651,350

        3,500   Delaware River Port Authority, New Jersey and Pennsylvania,           1/10 at 100.00         AAA          3,698,240
                 Revenue Bonds, Series 1999, 5.750%, 1/01/22 - FSA Insured

        2,960   Delaware River Port Authority, Pennsylvania and New Jersey,           1/12 at 100.00         AAA          3,122,415
                 Revenue Refunding Bonds, Port District Project,
                 Series 2001A, 5.200%, 1/01/27 - FSA Insured

        3,000   New Jersey Economic Development Authority, Revenue Bonds,             5/07 at 100.00        CCC+          3,004,500
                 American Airlines Inc., Series 1991, 7.100%, 11/01/31
                 (Alternative Minimum Tax)

                New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
          495    6.500%, 1/01/16                                                        No Opt. Call           A            574,081
          160    6.500%, 1/01/16 - MBIA Insured                                         No Opt. Call         AAA            186,443

        9,500   New Jersey Turnpike Authority, Revenue Bonds, Series 2003A,           7/13 at 100.00         AAA         10,126,239
                 5.000%, 1/01/19 - FGIC Insured

        4,660   New Jersey Turnpike Authority, Revenue Bonds, Series 2005C,           1/15 at 100.00         AAA          4,929,068
                 5.000%, 1/01/35 - FSA Insured

        1,250   Newark Housing Authority, New Jersey, Port Authority                  1/14 at 100.00         AAA          1,347,413
                 Terminal Revenue Bonds, Series 2004, 5.250%, 1/01/21 -
                 MBIA Insured

        7,000   Port Authority of New York and New Jersey, Consolidated               6/15 at 101.00         AAA          7,471,170
                 Revenue Bonds, One Hundred Fortieth Series 2005,
                 5.000%, 12/01/28 - XLCA Insured

        2,000   Port Authority of New York and New Jersey, Consolidated               1/14 at 101.00         AA-          2,109,080
                 Revenue Bonds, One Hundred Thirty-Fourth Series 2004,
                 5.000%, 7/15/34

                Port Authority of New York and New Jersey, Consolidated
                Revenue Bonds, One Hundred Twenty-Fifth Series 2002:
        2,280    5.000%, 10/15/26 - FSA Insured                                       4/12 at 101.00         AAA          2,414,018
        5,000    5.000%, 4/15/32 - FSA Insured                                        4/12 at 101.00         AAA          5,293,900

                Port Authority of New York and New Jersey, Special Project
                Bonds, JFK International Air Terminal LLC, Sixth Series 1997:
        3,500    7.000%, 12/01/12 - MBIA Insured (Alternative Minimum Tax)              No Opt. Call         AAA          4,061,050
        6,605    5.750%, 12/01/22 - MBIA Insured (Alternative Minimum Tax)           12/07 at 102.00         AAA          6,850,772
       12,130    5.750%, 12/01/25 - MBIA Insured (Alternative Minimum Tax)           12/07 at 100.00         AAA         12,346,880

        2,000   South Jersey Port Corporation, New Jersey, Marine Terminal            1/13 at 100.00           A          2,087,440
                 Revenue Refunding Bonds, Series 2002K, 5.100%, 1/01/33

------------------------------------------------------------------------------------------------------------------------------------
       78,340   Total Transportation                                                                                     82,759,430
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED - 18.9% (12.5% OF TOTAL INVESTMENTS) (4)

        3,320   Atlantic County Improvement Authority, New Jersey,                   11/10 at 100.00         Aaa          3,528,031
                 Egg Harbor Township Golf Corporation Township Guaranteed
                 Revenue Bonds, Series 2000, 5.400%, 11/01/30
                 (Pre-refunded 11/01/10) - AMBAC Insured

        3,275   Delaware River and Bay Authority, Delaware and                        1/10 at 101.00         AAA          3,499,927
                 New Jersey, Revenue Bonds, Series 2000A, 5.750%, 1/01/29
                 (Pre-refunded 1/01/10) - AMBAC Insured

        3,365   Garden State Preservation Trust, New Jersey, Open Space              11/13 at 100.00         AAA          3,636,522
                 and Farmland Preservation Bonds, Series 2003A,
                 5.000%, 11/01/21 (Pre-refunded 11/01/13) - FSA Insured

        3,000   New Jersey Economic Development Authority, School Facilities          6/13 at 100.00         AAA          3,273,120
                 Construction Bonds, Series 2003F, 5.250%, 6/15/21
                 (Pre-refunded 6/15/13) - FGIC Insured

        2,000   New Jersey Educational Facilities Authority, Revenue Bonds,           9/12 at 100.00         AAA          2,163,040
                 Higher Education Capital Improvement Bonds, Fund Issue,
                 Series 2002A, 5.250%, 9/01/19 (Pre-refunded 9/01/12) -
                 AMBAC Insured

                New Jersey Educational Facilities Authority, Revenue Bonds,
                Montclair State University, Series 2005F:
        2,850    5.000%, 7/01/18 (Pre-refunded 7/01/15) - FGIC Insured                7/15 at 100.00         AAA          3,104,135
        1,460    5.000%, 7/01/32 (Pre-refunded 7/01/15) - FGIC Insured                7/15 at 100.00         AAA          1,590,188

        1,000   New Jersey Educational Facilities Authority, Revenue Bonds,           7/11 at 100.00         AAA          1,055,830
                 Ramapo College, Series 2001D, 5.000%, 7/01/31
                 (Pre-refunded 7/01/11) - AMBAC Insured


                                       26

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED (4) (continued)

$       1,300   New Jersey Educational Facilities Authority, Revenue Bonds,           7/13 at 100.00         AAA     $    1,409,759
                 Rowan University, Series 2003I, 5.125%, 7/01/21
                 (Pre-refunded 7/01/13) - FGIC Insured

        7,860   New Jersey Health Care Facilities Financing Authority,                7/12 at 100.00    Baa1 (4)          8,661,326
                 Revenue Bonds, South Jersey Hospital System, Series 2002,
                 5.875%, 7/01/21 (Pre-refunded 7/01/12)

        5,670   New Jersey Transportation Trust Fund Authority, Transportation       12/11 at 100.00         AAA          6,015,700
                 System Bonds, Series 2001B, 5.000%, 12/15/21
                 (Pre-refunded 12/15/11) - MBIA Insured

        3,000   New Jersey Transportation Trust Fund Authority, Transportation        6/13 at 100.00         AAA          3,315,930
                 System Bonds, Series 2003C, 5.500%, 6/15/17
                 (Pre-refunded 6/15/13)

        3,110   New Jersey Transportation Trust Fund Authority, Transportation        6/15 at 100.00         Aaa          3,393,352
                 System Bonds, Series 2005D, 5.000%, 6/15/19
                 (Pre-refunded 6/15/15) - FSA Insured

                New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
          170    6.500%, 1/01/16 (ETM)                                                  No Opt. Call         AAA            198,206
           55    6.500%, 1/01/16 - MBIA Insured (ETM)                                   No Opt. Call         AAA             64,126
        2,505    6.500%, 1/01/16 (ETM)                                                  No Opt. Call         AAA          2,920,630
          760    6.500%, 1/01/16 - MBIA Insured (ETM)                                   No Opt. Call         AAA            886,099

        7,500   Puerto Rico Infrastructure Financing Authority, Special              10/10 at 101.00         AAA          8,051,925
                 Obligation Bonds, Series 2000A, 5.500%, 10/01/34 (ETM)

        1,230   Puerto Rico, General Obligation and Public Improvement                7/11 at 100.00         AAA          1,308,167
                 Bonds, Series 2001, 5.125%, 7/01/30 (Pre-refunded 7/01/11) -
                 FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
       53,430   Total U.S. Guaranteed                                                                                    58,076,013
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 4.3% (2.8% OF TOTAL INVESTMENTS)

        3,500   Camden County Pollution Control Financing Authority,                  6/07 at 100.00        Baa3          3,551,170
                 New Jersey, Solid Waste Disposal and Resource Recovery
                 System Revenue Bonds, Series 1991A, 7.500%, 12/01/10
                 (Alternative Minimum Tax)

        1,250   Camden County Pollution Control Financing Authority,                  6/07 at 100.00        Baa3          1,268,275
                 New Jersey, Solid Waste Disposal and Resource Recovery
                 System Revenue Bonds, Series 1991B, 7.500%, 12/01/09
                 (Alternative Minimum Tax)

        2,055   Mercer County Improvement Authority, New Jersey,                     12/13 at 100.00         AAA          2,206,638
                 Solid Waste Revenue Bonds, Regional Sludge Project,
                 Series 2003, 5.000%, 12/15/14 - FGIC Insured

          400   New Jersey Economic Development Authority, Pollution                  1/07 at 100.50        Baa1            406,024
                 Control Revenue Bonds, Jersey Central Power and Light
                 Company, Series 1985, 7.100%, 7/01/15

        2,500   Salem County Pollution Control Financing Authority,                   4/12 at 101.00        Baa1          2,677,000
                 New Jersey, Pollution Control Revenue Refunding Bonds,
                 PSEG Power LLC Project, Series 2001A, 5.750%, 4/01/31
                 (Alternative Minimum Tax)

        3,000   Union County Utilities Authority, New Jersey, Solid Waste             6/08 at 101.00         AAA          3,055,770
                 Facility Senior Lien Revenue Bonds, Ogden Martin Systems
                 of Union Inc., Series 1998A, 5.000%, 6/01/23 -
                 AMBAC Insured (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
       12,705   Total Utilities                                                                                          13,164,877
------------------------------------------------------------------------------------------------------------------------------------


                WATER AND SEWER - 7.6% (5.0% OF TOTAL INVESTMENTS)

        3,000   Jersey City Municipal Utilities Authority, Hudson County,             7/08 at 102.00         AAA          3,108,720
                 New Jersey, Sewer Revenue Bonds, Series 2001A-2,
                 5.200%, 7/15/21 - FGIC Insured (Alternative Minimum Tax)

                Lacey Municipal Utilities Authority, Ocean County,
                New Jersey, Water Revenue Bonds, Series 2003B:
        1,750    5.000%, 12/01/17 - FGIC Insured                                     12/13 at 100.00         Aaa          1,873,970
        1,835    5.000%, 12/01/18 - FGIC Insured                                     12/13 at 100.00         Aaa          1,962,679
        1,000    5.000%, 12/01/19 - FGIC Insured                                     12/13 at 100.00         Aaa          1,069,580

        7,500   New Jersey Economic Development Authority,                            5/07 at 101.00         Aaa          7,637,625
                 Water Facilities Revenue Bonds, American Water
                 Company, Series 1996, 6.000%, 5/01/36 - FGIC Insured
                 (Alternative Minimum Tax)


                                       27

                        Nuveen New Jersey Investment Quality Municipal Fund, Inc. (NQJ) (continued)
                             Portfolio of INVESTMENTS December 31, 2006 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER (continued)

                North Hudson Sewerage Authority, New Jersey, Sewerage
                Revenue Refunding Bonds, Series 2002A:
$       3,000    5.250%, 8/01/16 - FGIC Insured                                       8/12 at 100.00         Aaa     $    3,223,950
        3,000    5.250%, 8/01/18 - FGIC Insured                                       8/12 at 100.00         Aaa          3,216,300

        1,250   Ocean County Utilities Authority, New Jersey, Wastewater              1/11 at 101.00         Aa1          1,314,325
                 Revenue Refunding Bonds, Series 2000, 5.000%, 1/01/18

------------------------------------------------------------------------------------------------------------------------------------
       22,335   Total Water and Sewer                                                                                    23,407,149
------------------------------------------------------------------------------------------------------------------------------------
$     437,708   Total Investments (cost $446,871,039) - 151.4%                                                          465,389,359
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.3%                                                                      3,988,833
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (52.7)%                                                       (162,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  307,378,192
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

                    (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

                    N/R  Not rated.

                  (ETM)  Escrowed to maturity.

                                 See accompanying notes to financial statements.

                        Nuveen New Jersey Premium Income Municipal Fund, Inc. (NNJ)
                        Portfolio of
                                INVESTMENTS December 31, 2006 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER DISCRETIONARY - 0.5% (0.3% OF TOTAL INVESTMENTS)

                Middlesex County Improvement Authority, New Jersey, Senior
                Revenue Bonds, Heldrich Center Hotel/Conference Center
                Project, Series 2005A:
$         480    5.000%, 1/01/32                                                      1/15 at 100.00        Baa3     $      481,411
          415    5.125%, 1/01/37                                                      1/15 at 100.00        Baa3            419,204

------------------------------------------------------------------------------------------------------------------------------------
          895   Total Consumer Discretionary                                                                                900,615
------------------------------------------------------------------------------------------------------------------------------------


                CONSUMER STAPLES - 5.3% (3.6% OF TOTAL INVESTMENTS)

        3,145   Tobacco Settlement Financing Corporation, New Jersey,                 6/12 at 100.00         BBB          3,341,468
                 Tobacco Settlement Asset-Backed Bonds, Series 2002,
                 5.750%, 6/01/32

                Tobacco Settlement Financing Corporation, New Jersey,
                Tobacco Settlement Asset-Backed Bonds, Series 2003:
        3,520    6.125%, 6/01/24                                                      6/13 at 100.00         BBB          3,817,651
        2,250    6.375%, 6/01/32                                                      6/13 at 100.00         BBB          2,532,443

------------------------------------------------------------------------------------------------------------------------------------
        8,915   Total Consumer Staples                                                                                    9,691,562
------------------------------------------------------------------------------------------------------------------------------------


                EDUCATION AND CIVIC ORGANIZATIONS - 17.4% (11.8% OF TOTAL INVESTMENTS)

        1,125   New Jersey Economic Development Authority, Revenue Bonds,             6/15 at 100.00         AAA          1,198,519
                 The Seeing Eye Inc., Series 2005, 5.000%, 12/01/24 -
                 AMBAC Insured

        2,705   New Jersey Economic Development Authority, Revenue Bonds,               No Opt. Call         N/R          3,223,278
                 Yeshiva Ktana of Passaic, Series 1993, 8.000%, 9/15/18

          500   New Jersey Educational Facilities Authority, Revenue Bonds,           7/13 at 100.00           A            518,520
                 Fairleigh Dickinson University, Series 2002D,
                 5.250%, 7/01/32 - ACA Insured

          300   New Jersey Educational Facilities Authority, Revenue Bonds,           7/14 at 100.00         N/R            321,792
                 Fairleigh Dickinson University, Series 2004C, 5.500%, 7/01/23

          595   New Jersey Educational Facilities Authority, Revenue Bonds,           7/16 at 100.00         AAA            635,597
                 Kean University, Series 2005B, 5.000%, 7/01/30 -
                 MBIA Insured

        1,245   New Jersey Educational Facilities Authority, Revenue Bonds,           7/14 at 100.00         AAA          1,349,306
                 Montclair State University, Series 2004L, 5.125%, 7/01/19 -
                 MBIA Insured

          970   New Jersey Educational Facilities Authority, Revenue Bonds,           7/16 at 100.00         Aaa          1,034,612
                 Montclair State University, Series 2006, 5.000%, 7/01/36 -
                 AMBAC Insured

                New Jersey Educational Facilities Authority, Revenue Bonds, New
                Jersey Institute of Technology, Series 2004B:
        1,375    5.000%, 7/01/18 - AMBAC Insured                                      1/14 at 100.00         AAA          1,473,024
          725    5.000%, 7/01/19 - AMBAC Insured                                      1/14 at 100.00         AAA            776,229
        1,530    4.750%, 7/01/20 - AMBAC Insured                                      1/14 at 100.00         AAA          1,598,070
        1,125    4.250%, 7/01/24 - AMBAC Insured                                      1/14 at 100.00         AAA          1,114,718

                New Jersey Educational Facilities Authority, Revenue Bonds,
                Ramapo College, Series 2004H:
        1,640    5.000%, 7/01/18 - FGIC Insured                                       7/14 at 100.00         AAA          1,764,132
        1,040    5.000%, 7/01/23 - FGIC Insured                                       7/14 at 100.00         AAA          1,105,125

          300   New Jersey Educational Facilities Authority, Revenue Bonds,           7/14 at 100.00          AA            328,014
                 Rider University, Series 2004A, 5.500%, 7/01/23 -
                 RAAI Insured

                New Jersey Educational Facilities Authority, Revenue Bonds,
                Rowan University, Series 2004C:
          905    5.000%, 7/01/15 - MBIA Insured                                       7/14 at 100.00         AAA            977,481
          400    5.000%, 7/01/20 - MBIA Insured                                       7/14 at 100.00         AAA            429,468

        1,150   New Jersey Educational Facilities Authority, Revenue Bonds,           7/16 at 100.00         AAA          1,152,208
                 Rowan University, Series 2006G, 4.500%, 7/01/31 -
                 MBIA Insured

          235   New Jersey Educational Facilities Authority, Revenue Bonds,           1/07 at 100.00          A-            235,477
                 Trenton State College Issue, Series 1976D, 6.750%, 7/01/08


                                       29

                        Nuveen New Jersey Premium Income Municipal Fund, Inc. (NNJ) (continued)
                             Portfolio of INVESTMENTS December 31, 2006 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS (continued)

$          10   New Jersey Higher Education Assistance Authority, Student             1/07 at 100.00          A+     $       10,017
                 Loan Revenue Bonds, New Jersey Class Loan Program,
                 Series 1992A, 6.125%, 7/01/09 (Alternative Minimum Tax)

        1,765   New Jersey Higher Education Assistance Authority, Student             6/09 at 101.00         AAA          1,775,431
                 Loan Revenue Bonds, Series 1999A, 5.250%, 6/01/18 -
                 MBIA Insured (Alternative Minimum Tax)

                New Jersey Higher Education Assistance Authority, Student
                Loan Revenue Bonds, Series 2000A:
        1,730    5.700%, 6/01/08 - MBIA Insured (Alternative Minimum Tax)               No Opt. Call         AAA          1,753,788
        1,155    6.000%, 6/01/15 - MBIA Insured (Alternative Minimum Tax)             6/10 at 101.00         AAA          1,174,439

        2,000   Rutgers State University, New Jersey, Revenue Bonds,                  5/14 at 100.00         AAA          2,111,940
                 Series 2004E, 5.000%, 5/01/34 - FGIC Insured

        2,025   University of Medicine and Dentistry of New Jersey,                   4/13 at 100.00         AAA          2,154,539
                 Certificates of Participation, Child Health Institute, LLC,
                 Series 2003, 5.000%, 4/15/21 - AMBAC Insured

        1,000   University of Medicine and Dentistry of New Jersey,                   6/14 at 100.00         AAA          1,055,030
                 Certificates of Participation, University Housing Associates,
                 LLC, Series 2004, 5.000%, 6/15/29 - MBIA Insured

        2,750   University of Medicine and Dentistry of New Jersey,                  12/12 at 100.00         AAA          2,896,603
                 Revenue Bonds, Series 2002A, 5.000%, 12/01/31 -
                 AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
       30,300   Total Education and Civic Organizations                                                                  32,167,357
------------------------------------------------------------------------------------------------------------------------------------


                FINANCIALS - 0.9% (0.6% OF TOTAL INVESTMENTS)

        1,500   New Jersey Economic Development Authority, Revenue                      No Opt. Call        Baa3          1,659,375
                 Refunding Bonds, Kapkowski Road Landfill Project,
                 Series 2002, 5.750%, 10/01/21
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 14.3% (9.7% OF TOTAL INVESTMENTS)

                Camden County Improvement Authority, New Jersey,
                Revenue Bonds, Cooper Health System, Series 2004A:
          185    5.000%, 2/15/25                                                      2/15 at 100.00         BBB            190,785
          620    5.750%, 2/15/34                                                      8/14 at 100.00         BBB            669,284

          240   New Jersey Health Care Facilities Financing Authority,                7/15 at 100.00        Baa3            254,803
                 Revenue Bonds, Children's Specialized Hospital,
                 Series 2005A, 5.500%, 7/01/36

        2,900   New Jersey Health Care Facilities Financing Authority,                1/10 at 101.00          A3          3,079,568
                 Revenue Bonds, Hackensack University Medical Center,
                 Series 2000, 6.000%, 1/01/34

          700   New Jersey Health Care Facilities Financing Authority,                7/16 at 100.00          A-            732,060
                 Revenue Bonds, Hunterdon Medical Center, Series 2006B,
                 5.000%, 7/01/36

          375   New Jersey Health Care Facilities Financing Authority,                7/16 at 100.00          A-            392,670
                 Revenue Bonds, Hunterdon Medical Center, Series 2006,
                 5.125%, 7/01/35

        3,500   New Jersey Health Care Facilities Financing Authority,                7/11 at 100.00          A2          3,712,380
                 Revenue Bonds, Kennedy Health System Obligated Group,
                 Series 2001, 5.625%, 7/01/31

        1,700   New Jersey Health Care Facilities Financing Authority,                7/09 at 101.00         AAA          1,793,330
                 Revenue Bonds, Meridian Health System Obligated Group,
                 Series 1999, 5.625%, 7/01/12 - FSA Insured

          465   New Jersey Health Care Facilities Financing Authority,                7/12 at 101.00        BBB-            517,433
                 Revenue Bonds, Palisades Medical Center of New York
                 Presbyterian Healthcare System, Series 2002, 6.625%, 7/01/31

        1,500   New Jersey Health Care Facilities Financing Authority,                7/15 at 100.00          AA          1,574,685
                 Revenue Bonds, RWJ Health Care Corporation, Series 2005B,
                 5.000%, 7/01/35 - RAAI Insured

        1,160   New Jersey Health Care Facilities Financing Authority,                1/17 at 100.00         BBB          1,201,586
                 Revenue Bonds, Saint Barnabas Health Care System,
                 Series 2006A, 5.000%, 7/01/29

        2,000   New Jersey Health Care Facilities Financing Authority,                7/10 at 100.00         AAA          2,117,440
                 Revenue Bonds, Society of the Valley Hospital Obligated
                 Group, Series 2000, 5.750%, 7/01/15 - AMBAC Insured

        1,875   New Jersey Health Care Facilities Financing Authority,                7/13 at 100.00         Ba1          1,952,381
                 Revenue Bonds, Somerset Medical Center,
                 Series 2003, 5.500%, 7/01/33

          550   New Jersey Health Care Facilities Financing Authority,                7/16 at 100.00        Baa1            571,291
                 Revenue Bonds, South Jersey Hospital System,
                 Series 2006, 5.000%, 7/01/36

        1,270   New Jersey Health Care Facilities Financing Authority,                7/14 at 100.00          AA          1,360,576
                 Revenue Bonds, St. Clare's Hospital, Series 2004A,
                 5.250%, 7/01/20 - RAAI Insured


                                       30

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTH CARE (continued)

$         545   New Jersey Health Care Facilities Financing Authority,                7/10 at 101.00        BBB-     $      605,043
                 Revenue Bonds, Trinitas Hospital Obligated Group,
                 Series 2000, 7.500%, 7/01/30

        1,130   New Jersey Health Care Facilities Financing Authority,                7/12 at 100.00           A          1,213,857
                 Revenue Refunding Bonds, Atlantic City Medical Center,
                 Series 2002, 5.750%, 7/01/25

        1,710   New Jersey Health Care Facilities Financing Authority,                1/12 at 100.00          AA          1,768,448
                 Revenue Refunding Bonds, Bayshore Community Hospital,
                 Series 2002, 5.000%, 7/01/22 - RAAI Insured

           25   New Jersey Health Care Facilities Financing Authority,                7/07 at 102.00        BBB-             25,705
                 Revenue Refunding Bonds, St. Elizabeth Hospital Obligated
                 Group, Series 1997, 6.000%, 7/01/27

        2,650   Puerto Rico Industrial, Tourist, Educational, Medical and             6/07 at 101.50         Aa3          2,692,586
                 Environmental Control Facilities Financing Authority,
                 Adjustable Rate Industrial Revenue Bonds, American
                 Home Products Corporation, Series 1983A, 5.100%, 12/01/18

------------------------------------------------------------------------------------------------------------------------------------
       25,100   Total Health Care                                                                                        26,425,911
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/MULTIFAMILY - 4.3% (2.9% OF TOTAL INVESTMENTS)

          340   Essex County Improvement Authority, New Jersey,                      11/12 at 100.00         Aaa            344,740
                 FNMA Enhanced Multifamily Revenue Bonds, Mount
                 Carmel Towers, Series 2002, 4.750%, 11/01/22
                 (Alternative Minimum Tax)

          460   Long Branch Housing Finance Corporation New Jersey,                   4/07 at 100.00         N/R            462,921
                 Housing Revenue Bonds, Washington Manor Associates
                 Ltd. Section 8 Assisted Elderly Project, Series 1980, 10.000%,
                 10/01/11

        7,000   New Jersey Housing and Mortgage Finance Agency,                      11/07 at 101.50         AAA          7,200,689
                 Multifamily Housing Revenue Bonds, Series 1997A,
                 5.550%, 5/01/27 - AMBAC Insured (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        7,800   Total Housing/Multifamily                                                                                 8,008,350
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/SINGLE FAMILY - 1.7% (1.1% OF TOTAL INVESTMENTS)

                New Jersey Housing and Mortgage Finance Agency, Home Buyer
                Program Revenue Bonds, Series 1997U:
        1,965    5.700%, 10/01/14 - MBIA Insured (Alternative Minimum Tax)           10/07 at 101.50         AAA          2,010,667
          535    5.850%, 4/01/29 - MBIA Insured (Alternative Minimum Tax)            10/07 at 101.50         AAA            547,326

          500   New Jersey Housing and Mortgage Finance Agency,                         No Opt. Call         AAA            507,855
                 Home Buyer Program Revenue Bonds, Series 2000CC,
                 4.600%, 10/01/09 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
        3,000   Total Housing/Single Family                                                                               3,065,848
------------------------------------------------------------------------------------------------------------------------------------


                LONG-TERM CARE - 1.0% (0.7% OF TOTAL INVESTMENTS)

          750   New Jersey Economic Development Authority, First Mortgage            11/14 at 100.00         N/R            814,943
                 Revenue Bonds, Winchester Gardens at Wards Homestead,
                 Series 2004A, 5.800%, 11/01/31

        1,000   New Jersey Economic Development Authority, Revenue Bonds,             6/11 at 102.00          A-          1,071,730
                 Masonic Charity Foundation of New Jersey, Series 2001,
                 5.500%, 6/01/21

------------------------------------------------------------------------------------------------------------------------------------
        1,750   Total Long-Term Care                                                                                      1,886,673
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 13.4% (9.0% OF TOTAL INVESTMENTS)

        2,075   Egg Harbor Township School District, Atlantic County,                 4/15 at 100.00         Aaa          2,205,289
                 New Jersey, General Obligation Bonds, Series 2005,
                 5.000%, 4/01/27 - MBIA Insured

        2,460   Freehold Regional High School District, Monmouth County                 No Opt. Call         AAA          2,720,563
                 Board of Education, New Jersey, School District Refunding
                 Bonds, Series 2001, 5.000%, 3/01/17 - FGIC Insured

        2,500   Jersey City, New Jersey, General Obligation Bonds,                    9/16 at 100.00         AAA          2,697,725
                 Series 2006A, 5.000%, 9/01/22 - AMBAC Insured

        1,500   Jersey City, New Jersey, General Obligation Public Improvement        9/11 at 102.00         AAA          1,599,150
                 Bonds, Series 2003B, 5.000%, 9/01/20 - FSA Insured

        2,000   Manalapan-Englishtown Regional Board of Education,                   10/13 at 100.00         AAA          2,114,820
                 New Jersey, General Obligation Bonds, Series 2003,
                 5.000%, 10/01/27 - MBIA Insured

                New Jersey, General Obligation Bonds, Series 1992D:
        2,580    6.000%, 2/15/11                                                        No Opt. Call          AA          2,806,447
        1,560    6.000%, 2/15/13                                                        No Opt. Call          AA          1,750,944

        4,000   Passaic County, New Jersey, General Improvement Refunding               No Opt. Call         AAA          4,227,160
                 Bonds, Series 1993, 5.125%, 9/01/12 - FGIC Insured


                                       31

                        Nuveen New Jersey Premium Income Municipal Fund, Inc. (NNJ) (continued)
                             Portfolio of INVESTMENTS December 31, 2006 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (continued)

                Stafford Township Board of Education, Ocean County, New Jersey,
                General Obligation Bonds, Series 2003:
$       1,350    5.250%, 1/15/18 - FSA Insured                                        1/12 at 100.00         Aaa     $    1,438,749
        1,100    5.250%, 1/15/19 - FSA Insured                                        1/12 at 100.00         Aaa          1,172,314

        1,780   West Deptford Township, New Jersey, General Obligation                9/14 at 100.00         Aaa          1,890,556
                 Bonds, Series 2004, 4.750%, 9/01/17 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
       22,905   Total Tax Obligation/General                                                                             24,623,717
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 31.3% (21.2% OF TOTAL INVESTMENTS)

                Bergen County Improvement Authority, New Jersey, Guaranteed
                Lease Revenue Bonds, County Administration Complex Project,
                Series 2003:
        1,200    5.000%, 11/15/17                                                    11/13 at 100.00         Aaa          1,298,724
        1,145    5.000%, 11/15/18                                                    11/13 at 100.00         Aaa          1,236,600

        1,000   Bergen County Improvement Authority, New Jersey, Guaranteed             No Opt. Call         Aaa          1,128,070
                 Lease Revenue Bonds, County Administration Complex
                 Project, Series 2005, 5.000%, 11/15/26

        2,225   Essex County Improvement Authority, New Jersey, General              10/13 at 100.00         Aaa          2,352,737
                 Obligation Lease Revenue Bonds, Correctional Facilities
                 Project, Series 2003A, 5.000%, 10/01/28 - FGIC Insured

        5,515   Essex County Improvement Authority, New Jersey, Lease                12/13 at 100.00         Aaa          5,945,942
                 Revenue Bonds, Series 2003, 5.125%, 12/15/19 - FSA Insured

        1,225   Garden State Preservation Trust, New Jersey, Open Space                 No Opt. Call         AAA          1,370,469
                 and Farmland Preservation Bonds, Series 2005C,
                 5.125%, 11/01/18 - FSA Insured

                Hudson County Improvement Authority, New Jersey, County Secured
                Lease Revenue Bonds, County Services Building Project, Series
                2005:
        1,185    5.000%, 4/01/25 - AMBAC Insured                                      4/15 at 100.00         AAA          1,257,700
        2,755    5.000%, 4/01/35 - AMBAC Insured                                      4/15 at 100.00         AAA          2,908,233

                Middlesex County Improvement Authority, New Jersey, County
                Guaranteed Open Space Trust Fund Revenue Bonds, Series 2003:
        1,000    5.250%, 9/15/16                                                      9/13 at 100.00         AAA          1,089,640
        1,705    5.250%, 9/15/17                                                      9/13 at 100.00         AAA          1,850,658
        1,000    5.250%, 9/15/21                                                      9/13 at 100.00         AAA          1,082,050

        2,540   New Jersey Economic Development Authority, Cigarette Tax              6/14 at 100.00         BBB          2,733,954
                 Revenue Bonds, Series 2004, 5.750%, 6/15/34

        3,200   New Jersey Economic Development Authority, Revenue Bonds,             7/14 at 100.00         AAA          3,499,424
                 Motor Vehicle Surcharge, Series 2004A, 5.250%, 7/01/15 -
                 MBIA Insured

        2,720   New Jersey Health Care Facilities Financing Authority,                9/13 at 100.00         AA-          2,835,437
                 Lease Revenue Bonds, Department of Human Services -
                 Greystone Park Psychiatric Hospital, Series 2003,
                 5.000%, 9/15/25

        4,000   New Jersey Health Care Facilities Financing Authority,                9/15 at 100.00         AAA          4,247,680
                 Lease Revenue Bonds, Department of Human Services -
                 Greystone Park Psychiatric Hospital, Series 2005,
                 5.000%, 9/15/28 - AMBAC Insured

        1,500   New Jersey Sports and Exposition Authority, Convention                  No Opt. Call         AAA          1,745,580
                 Center Luxury Tax Bonds, Series 2004, 5.500%, 3/01/22 -
                 MBIA Insured

        3,000   New Jersey Transit Corporation, Certificates of Participation,          No Opt. Call         AAA          3,329,700
                 Federal Transit Administration Grants, Series 2002A,
                 5.500%, 9/15/14 - AMBAC Insured

        1,875   New Jersey Transit Corporation, Lease Appropriation Bonds,            9/15 at 100.00         AAA          2,012,794
                 Series 2005A, 5.000%, 9/15/18 - FGIC Insured

                New Jersey Transportation Trust Fund Authority, Federal
                Highway Aid Grant Anticipation Bonds, Series 2006:
          400    5.000%, 6/15/17 - FGIC Insured                                       6/16 at 100.00         AAA            435,056
          715    5.000%, 6/15/18 - FGIC Insured                                       6/16 at 100.00         AAA            775,539

        2,600   New Jersey Transportation Trust Fund Authority, Transportation          No Opt. Call         AAA          2,955,810
                 System Bonds, Series 2004B, 5.500%, 12/15/16 -
                 MBIA Insured

        2,000   New Jersey Transportation Trust Fund Authority, Transportation       12/15 at 100.00         AAA          2,200,140
                 System Bonds, Series 2005B, 5.250%, 12/15/18 - FGIC Insured


                                       32

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       1,110   New Jersey Transportation Trust Fund Authority, Transportation        6/15 at 100.00         AAA     $    1,193,117
                 System Bonds, Series 2005D, 5.000%, 6/15/19 - FSA Insured

        1,700   New Jersey Transportation Trust Fund Authority, Transportation          No Opt. Call         AA-          1,966,968
                 System Bonds, Series 2006A, 5.500%, 12/15/22

          780   Puerto Rico Convention Center District Authority, Hotel               7/16 at 100.00         AAA            789,937
                 Occupancy Tax Revenue Bonds, Series 2006A,
                 4.500%, 7/01/36 - CIFG Insured

        2,745   Union County Improvement Authority, New Jersey, General               3/13 at 100.00         Aaa          2,890,595
                 Obligation Lease Revenue Bonds, Plainfield Park Madison
                 Redevelopment Project, Series 2003, 5.000%, 3/01/34 -
                 FSA Insured

        2,445   Union County Improvement Authority, New Jersey, General               6/13 at 100.00         Aa1          2,585,808
                 Obligation Lease Revenue Bonds, Series 2003, 5.000%, 6/15/23

------------------------------------------------------------------------------------------------------------------------------------
       53,285   Total Tax Obligation/Limited                                                                             57,718,362
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION - 22.3% (15.1% OF TOTAL INVESTMENTS)

        2,750   Casino Reinvestment Development Authority, New Jersey,                6/15 at 100.00         AAA          2,998,793
                 Parking Revenue Bonds, Series 2005A, 5.250%, 6/01/20 -
                 MBIA Insured

                Delaware River and Bay Authority, Delaware and New Jersey,
                Revenue Bonds, Series 2005:
        2,500    5.000%, 1/01/27 - MBIA Insured                                       1/15 at 100.00         AAA          2,654,850
        4,000    5.000%, 1/01/28 - MBIA Insured                                       1/15 at 100.00         AAA          4,242,160

                New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
        1,365    6.500%, 1/01/16                                                        No Opt. Call           A          1,583,072
          565    6.500%, 1/01/16 - MBIA Insured                                         No Opt. Call         AAA            658,378
          345    6.500%, 1/01/16 - AMBAC Insured                                        No Opt. Call         AAA            402,498

        5,750   New Jersey Turnpike Authority, Revenue Bonds, Series 2003A,           7/13 at 100.00         AAA          6,129,039
                 5.000%, 1/01/19 - FGIC Insured

        1,995   New Jersey Turnpike Authority, Revenue Bonds, Series 2005C,           1/15 at 100.00         AAA          2,110,191
                 5.000%, 1/01/35 - FSA Insured

          750   Newark Housing Authority, New Jersey, Port Authority                  1/14 at 100.00         AAA            808,448
                 Terminal Revenue Bonds, Series 2004, 5.250%, 1/01/21 -
                 MBIA Insured

        2,750   Passaic County Improvement Authority, New Jersey, Revenue             4/15 at 100.00         Aaa          2,893,715
                 Bonds, Paterson Parking Deck Facility, Series 2005,
                 5.000%, 4/15/35 - FSA Insured

        4,000   Port Authority of New York and New Jersey, Consolidated               6/15 at 101.00         AAA          4,269,240
                 Revenue Bonds, One Hundred Fortieth Series 2005,
                 5.000%, 12/01/28 - XLCA Insured

        1,000   Port Authority of New York and New Jersey, Consolidated               1/14 at 101.00         AA-          1,054,540
                 Revenue Bonds, One Hundred Thirty-Fourth Series 2004,
                 5.000%, 7/15/34

        2,000   Port Authority of New York and New Jersey, Consolidated               4/12 at 101.00         AAA          2,117,560
                 Revenue Bonds, One Hundred Twenty-Fifth Series 2002,
                 5.000%, 4/15/32 - FSA Insured

        8,000   Port Authority of New York and New Jersey, Special Project           12/07 at 102.00         AAA          8,297,677
                 Bonds, JFK International Air Terminal LLC, Sixth Series 1997,
                 5.750%, 12/01/22 - MBIA Insured (Alternative Minimum Tax)

          850   Trenton Parking Authority, Mercer County, New Jersey,                10/13 at 100.00         Aaa            900,864
                 Guaranteed Parking System Revenue Bonds, Series 2003,
                 5.000%, 10/01/24 - FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
       38,620   Total Transportation                                                                                     41,121,025
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED - 20.8% (14.0% OF TOTAL INVESTMENTS) (4)

                Garden State Preservation Trust, New Jersey, Open Space
                and Farmland Preservation Bonds, Series 2003A:
        1,750    5.000%, 11/01/20 (Pre-refunded 11/01/13) - FSA Insured              11/13 at 100.00         AAA          1,891,208
        1,965    5.000%, 11/01/21 (Pre-refunded 11/01/13) - FSA Insured              11/13 at 100.00         AAA          2,123,556

        3,425   New Jersey Economic Development Authority, School Facilities          6/13 at 100.00         AAA          3,736,812
                 Construction Bonds, Series 2003F, 5.250%, 6/15/21
                 (Pre-refunded 6/15/13) - FGIC Insured

        1,000   New Jersey Educational Facilities Authority, Revenue Bonds,           9/12 at 100.00         AAA          1,081,520
                 Higher Education Capital Improvement Bonds, Fund Issue,
                 Series 2002A, 5.250%, 9/01/19 (Pre-refunded 9/01/12) -
                 AMBAC Insured

        2,080   New Jersey Educational Facilities Authority, Revenue Bonds,           7/15 at 100.00         AAA          2,265,474
                 Montclair State University, Series 2005F, 5.000%, 7/01/32
                 (Pre-refunded 7/01/15) - FGIC Insured


                                       33

                        Nuveen New Jersey Premium Income Municipal Fund, Inc. (NNJ) (continued)
                             Portfolio of INVESTMENTS December 31, 2006 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED (4) (continued)

$       1,000   New Jersey Educational Facilities Authority, Revenue Bonds,           7/13 at 100.00         AAA     $    1,084,430
                 Rowan University, Series 2003I, 5.125%, 7/01/21
                 (Pre-refunded 7/01/13) - FGIC Insured

        3,000   New Jersey Health Care Facilities Financing Authority,                7/12 at 100.00    Baa1 (4)          3,305,850
                 Revenue Bonds, South Jersey Hospital System, Series 2002,
                 5.875%, 7/01/21 (Pre-refunded 7/01/12)

        2,025   New Jersey Transportation Trust Fund Authority, Transportation       12/11 at 100.00         AAA          2,239,610
                 System Bonds, Series 2001B, 6.000%, 12/15/19
                 (Pre-refunded 12/15/11) - MBIA Insured

        2,000   New Jersey Transportation Trust Fund Authority, Transportation        6/13 at 100.00         AAA          2,210,620
                 System Bonds, Series 2003C, 5.500%, 6/15/18
                 (Pre-refunded 6/15/13)

          890   New Jersey Transportation Trust Fund Authority, Transportation        6/15 at 100.00         Aaa            971,088
                 System Bonds, Series 2005D, 5.000%, 6/15/19
                 (Pre-refunded 6/15/15) - FSA Insured

                New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
          465    6.500%, 1/01/16 (ETM)                                                  No Opt. Call         AAA            542,153
          195    6.500%, 1/01/16 - MBIA Insured (ETM)                                   No Opt. Call         AAA            227,354
          120    6.500%, 1/01/16 - AMBAC Insured (ETM)                                  No Opt. Call         AAA            139,910
        6,590    6.500%, 1/01/16 (ETM)                                                  No Opt. Call         AAA          7,683,412
        1,760    6.500%, 1/01/16 - AMBAC Insured (ETM)                                  No Opt. Call         AAA          2,052,019
        2,745    6.500%, 1/01/16 - MBIA Insured (ETM)                                   No Opt. Call         AAA          3,200,450

        1,155   Ocean County, New Jersey, Brick Township Municipal Utilities         12/12 at 100.00         Aaa          1,252,909
                 Authority, Revenue Bonds, Series 2002, 5.250%, 12/01/18
                 (Pre-refunded 12/01/12) - FGIC Insured

          350   Trenton Parking Authority, Mercer County, New Jersey,                10/13 at 100.00         Aaa            377,937
                 Guaranteed Parking System Revenue Bonds, Series 2003,
                 5.000%, 10/01/24 (Pre-refunded 10/01/13) - FGIC Insured

        1,800   Woodbridge Township, Middlesex County, New Jersey, Sewer              7/09 at 102.00         Aaa          1,908,504
                 Utility Bonds, Series 1999, 5.300%, 7/01/20 (Pre-refunded
                 7/01/09) - FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
       34,315   Total U.S. Guaranteed                                                                                    38,294,816
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 1.9% (1.3% OF TOTAL INVESTMENTS)

        1,250   New Jersey Economic Development Authority, Pollution                    No Opt. Call        Baa1          1,285,738
                 Control Revenue Refunding Bonds, Public Service Electric
                 and Gas Company, Series 2001A, 5.000%, 3/01/12

        2,125   Puerto Rico Electric Power Authority, Power Revenue Bonds,            7/15 at 100.00         AAA          2,263,529
                 Series 2005RR, 5.000%, 7/01/35 - FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
        3,375   Total Utilities                                                                                           3,549,267
------------------------------------------------------------------------------------------------------------------------------------


                WATER AND SEWER - 12.8% (8.7% OF TOTAL INVESTMENTS)

                Bayonne Municipal Utilities Authority, New Jersey, Water
                System Revenue Refunding Bonds, Series 2003A:
        1,450    5.000%, 4/01/19 - XLCA Insured                                       4/13 at 100.00         Aaa          1,531,345
        1,250    5.000%, 4/01/24 - XLCA Insured                                       4/13 at 100.00         Aaa          1,311,088

        1,000   Hudson County Improvement Authority, New Jersey, Utility              1/08 at 101.50         AAA          1,030,030
                 System Revenue Bonds, Harrison Franchise Acquisition
                 Project, Series 1997, 5.350%, 1/01/27 - FSA Insured

        1,000   Jersey City Sewer Authority, Hudson County, New Jersey,                 No Opt. Call         AAA          1,121,370
                 Sewer Revenue Refunding Bonds, Series 1993,
                 6.250%, 1/01/14 - AMBAC Insured

        3,100   New Jersey Economic Development Authority, Water                      3/07 at 100.00         AAA          3,143,710
                 Facilities Revenue Refunding Bonds, Hackensack Water
                 Company, Series 1994B, 5.900%, 3/01/24 - MBIA Insured
                 (Alternative Minimum Tax)

        6,950   New Jersey Environmental Infrastructure Trust, Environmental          9/11 at 101.00         AAA          7,232,030
                 Infrastructure Bonds, Series 2001A, 4.750%, 9/01/20

        1,650   New Jersey Water Supply Authority, Water Supply Authority             8/15 at 100.00         AAA          1,752,234
                 Bonds, Manasquan Reservoir, Series 2005, 5.000%, 8/01/31 -
                 MBIA Insured


                                       34

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER (continued)

$       3,500   North Hudson Sewerage Authority, New Jersey, Sewerage                 8/12 at 100.00         Aaa     $    3,752,350
                 Revenue Refunding Bonds, Series 2002A, 5.250%, 8/01/19 -
                 FGIC Insured

        1,000   Stony Brook Regional Sewer Authority, Princeton, New Jersey,            No Opt. Call         Aa2          1,057,870
                 Revenue Refunding Bonds, Series 1993B, 5.450%, 12/01/12

        1,500   Wanaque Valley Regional Sewer Authority, Passaic County,                No Opt. Call         AAA          1,697,430
                 New Jersey, Sewer Revenue Refunding Bonds, Series 1993B,
                 5.750%, 9/01/18 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
       22,400   Total Water and Sewer                                                                                    23,629,457
------------------------------------------------------------------------------------------------------------------------------------
$     254,160   Total Investments (cost $260,706,955) - 147.9%                                                          272,742,335
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.8%                                                                      3,221,261
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (49.7)%                                                        (91,600,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  184,363,596
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

                    (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

                    N/R  Not rated.

                  (ETM)  Escrowed to maturity.

                                 See accompanying notes to financial statements.

                        Nuveen New Jersey Dividend Advantage Municipal Fund (NXJ)
                        Portfolio of
                                INVESTMENTS December 31, 2006 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER DISCRETIONARY - 0.6% (0.4% OF TOTAL INVESTMENTS)

                Middlesex County Improvement Authority, New Jersey, Senior
                Revenue Bonds, Heldrich Center Hotel/Conference Center
                Project, Series 2005A:
$         260    5.000%, 1/01/32                                                      1/15 at 100.00        Baa3     $      260,764
          230    5.125%, 1/01/37                                                      1/15 at 100.00        Baa3            232,330

           45   New Jersey Economic Development Authority, General Motors               No Opt. Call          B-             44,889
                 Corporation, Series 1984, 5.350%, 4/01/09

------------------------------------------------------------------------------------------------------------------------------------
          535   Total Consumer Discretionary                                                                                537,983
------------------------------------------------------------------------------------------------------------------------------------


                CONSUMER STAPLES - 4.7% (3.2% OF TOTAL INVESTMENTS)

          895   Tobacco Settlement Financing Corporation, New Jersey,                 6/12 at 100.00         BBB            950,911
                 Tobacco Settlement Asset-Backed Bonds, Series 2002,
                 5.750%, 6/01/32

                Tobacco Settlement Financing Corporation, New Jersey,
                Tobacco Settlement Asset-Backed Bonds, Series 2003:
        2,240    6.125%, 6/01/24                                                      6/13 at 100.00         BBB          2,429,414
        1,125    6.375%, 6/01/32                                                      6/13 at 100.00         BBB          1,266,221

------------------------------------------------------------------------------------------------------------------------------------
        4,260   Total Consumer Staples                                                                                    4,646,546
------------------------------------------------------------------------------------------------------------------------------------


                EDUCATION AND CIVIC ORGANIZATIONS - 17.5% (11.9% OF TOTAL INVESTMENTS)

          250   New Jersey Educational Facilities Authority, Revenue Bonds,           7/14 at 100.00         N/R            268,160
                 Fairleigh Dickinson University, Series 2004C, 5.500%, 7/01/23

          385   New Jersey Educational Facilities Authority, Revenue Bonds,           7/16 at 100.00         AAA            411,269
                 Kean University, Series 2005B, 5.000%, 7/01/30 -
                 MBIA Insured

          750   New Jersey Educational Facilities Authority, Revenue Bonds,           7/14 at 100.00         AAA            810,803
                 Montclair State University, Series 2004L, 5.125%, 7/01/21 -
                 MBIA Insured

          970   New Jersey Educational Facilities Authority, Revenue Bonds,           7/16 at 100.00         Aaa          1,034,612
                 Montclair State University, Series 2006, 5.000%, 7/01/36 -
                 AMBAC Insured

        1,000   New Jersey Educational Facilities Authority, Revenue Bonds,           7/11 at 100.00         AAA          1,059,740
                 New Jersey Institute of Technology, Series 2001G,
                 5.250%, 7/01/18 - MBIA Insured

        1,000   New Jersey Educational Facilities Authority, Revenue Bonds,           1/14 at 100.00         AAA          1,068,760
                 New Jersey Institute of Technology, Series 2004B,
                 5.000%, 7/01/21 - AMBAC Insured

        1,500   New Jersey Educational Facilities Authority, Revenue Bonds,           7/11 at 101.00         AAA          1,563,300
                 Rowan College, Series 2001C, 5.000%, 7/01/31 - FGIC Insured

          625   New Jersey Educational Facilities Authority, Revenue Bonds,           7/14 at 100.00         AAA            663,306
                 Rowan University, Series 2004C, 5.000%, 7/01/24 -
                 MBIA Insured

          650   New Jersey Educational Facilities Authority, Revenue Bonds,           7/16 at 100.00         AAA            651,248
                 Rowan University, Series 2006G, 4.500%, 7/01/31 -
                 MBIA Insured

          630   New Jersey Educational Facilities Authority, Revenue Bonds,           7/14 at 100.00         AAA            682,781
                 William Paterson University, Series 2004A, 5.125%, 7/01/19 -
                 FGIC Insured

          300   New Jersey Educational Facilities Authority, Revenue Refunding        7/12 at 100.00          AA            313,110
                 Bonds, Rider University, Series 2002A, 5.000%, 7/01/17 -
                 RAAI Insured

          200   New Jersey Educational Facilities Authority, Revenue Refunding        7/11 at 100.00         AAA            212,672
                 Bonds, Seton Hall University Project, Series 2001A,
                 5.250%, 7/01/16 - AMBAC Insured

                New Jersey Educational Facilities Authority, Revenue Refunding
                Bonds, Seton Hall University Project, Series 2001G:
        3,820    4.875%, 7/01/21 - AMBAC Insured                                      7/11 at 100.00         AAA          3,949,383
        1,600    5.000%, 7/01/26 - AMBAC Insured                                      7/11 at 100.00         AAA          1,660,352


                                       36

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS (continued)

                Puerto Rico Industrial, Tourist, Educational, Medical and
                Environmental Control Facilities Financing Authority, Higher
                Education Revenue Bonds, University of the Sacred Heart, Series
                2001:
$       2,000    5.250%, 9/01/21                                                      9/11 at 100.00         BBB     $    2,067,120
          500    5.250%, 9/01/31                                                      9/11 at 100.00         BBB            515,290

          500   Puerto Rico Industrial, Tourist, Educational, Medical and            12/12 at 101.00        BBB-            529,590
                 Environmental Control Facilities Financing Authority, Higher
                 Education Revenue Refunding Bonds, Ana G. Mendez University
                 System, Series 2002, 5.500%, 12/01/31

------------------------------------------------------------------------------------------------------------------------------------
       16,680   Total Education and Civic Organizations                                                                  17,461,496
------------------------------------------------------------------------------------------------------------------------------------


                ENERGY - 1.1% (0.8% OF TOTAL INVESTMENTS)

        1,000   Virgin Islands, Senior Secured Revenue Bonds, Government              1/13 at 100.00         BBB          1,129,170
                 Refinery Facilities - Hovensa LLC Coker, Series 2002,
                 6.500%, 7/01/21 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                FINANCIALS - 2.0% (1.3% OF TOTAL INVESTMENTS)

          850   New Jersey Economic Development Authority, Economic                  11/08 at 101.00         N/R            864,076
                 Development Revenue Bonds, Glimcher Properties LP,
                 Series 1998, 6.000%, 11/01/28 (Alternative Minimum Tax)

          250   New Jersey Economic Development Authority, Industrial                 4/08 at 100.00         Ba1            258,728
                 Development Revenue Refunding Bonds, Newark Airport
                 Marriott Hotel, Series 1996, 7.000%, 10/01/14

          750   New Jersey Economic Development Authority, Revenue                      No Opt. Call        Baa3            829,688
                 Refunding Bonds, Kapkowski Road Landfill Project,
                 Series 2002, 5.750%, 10/01/21

------------------------------------------------------------------------------------------------------------------------------------
        1,850   Total Financials                                                                                          1,952,492
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 16.5% (11.2% OF TOTAL INVESTMENTS)

          310   Camden County Improvement Authority, New Jersey, Revenue              8/14 at 100.00         BBB            334,642
                 Bonds, Cooper Health System, Series 2004A, 5.750%, 2/15/34

        1,500   New Jersey Health Care Facilities Financing Authority,                7/17 at 100.00         Aa1          1,596,495
                 Revenue Bonds, CentraState Medical Center, Series 2006A,
                 5.000%, 7/01/30 - AGC Insured

          130   New Jersey Health Care Facilities Financing Authority,                7/15 at 100.00        Baa3            138,018
                 Revenue Bonds, Children's Specialized Hospital,
                 Series 2005A, 5.500%, 7/01/36

          400   New Jersey Health Care Facilities Financing Authority, Revenue        7/16 at 100.00          A-            418,320
                 Bonds, Hunterdon Medical Center, Series 2006B,
                 5.000%, 7/01/36

          180   New Jersey Health Care Facilities Financing Authority, Revenue        7/16 at 100.00          A-            188,482
                 Bonds, Hunterdon Medical Center, Series 2006,
                 5.125%, 7/01/35

        3,500   New Jersey Health Care Facilities Financing Authority, Revenue        7/11 at 100.00          A2          3,712,380
                 Bonds, Kennedy Health System Obligated Group, Series 2001,
                 5.625%, 7/01/31

                New Jersey Health Care Facilities Financing Authority, Revenue
                Bonds, Robert Wood Johnson University Hospital, Series 2000:
          750    5.750%, 7/01/25                                                      7/10 at 100.00          A2            799,988
        3,000    5.750%, 7/01/31                                                      7/10 at 100.00          A2          3,199,950

          610   New Jersey Health Care Facilities Financing Authority, Revenue        1/17 at 100.00         BBB            631,869
                 Bonds, Saint Barnabas Health Care System, Series 2006A,
                 5.000%, 7/01/29

        1,000   New Jersey Health Care Facilities Financing Authority, Revenue        7/13 at 100.00         Ba1          1,041,270
                 Bonds, Somerset Medical Center, Series 2003, 5.500%, 7/01/33

          295   New Jersey Health Care Facilities Financing Authority, Revenue        7/16 at 100.00        Baa1            306,419
                 Bonds, South Jersey Hospital System, Series 2006,
                 5.000%, 7/01/36

          845   New Jersey Health Care Facilities Financing Authority, Revenue        7/14 at 100.00          AA            905,265
                 Bonds, St. Clare's Hospital, Series 2004A, 5.250%, 7/01/20 -
                 RAAI Insured

          500   New Jersey Health Care Facilities Financing Authority, Revenue        7/10 at 101.00        BBB-            555,085
                 Bonds, Trinitas Hospital Obligated Group, Series 2000,
                 7.500%, 7/01/30

        2,500   New Jersey Health Care Facilities Financing Authority, Revenue        7/09 at 101.00          A2          2,595,125
                 Refunding Bonds, Burdette Tomlin Memorial Hospital,
                 Series 1999, 5.500%, 7/01/29


                                       37

                        Nuveen New Jersey Dividend Advantage Municipal Fund (NXJ) (continued)
                             Portfolio of INVESTMENTS December 31, 2006 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTH CARE (continued)

$          40   New Jersey Health Care Facilities Financing Authority,                7/07 at 102.00        BBB-     $       41,128
                 Revenue Refunding Bonds, St. Elizabeth Hospital Obligated
                 Group, Series 1997, 6.000%, 7/01/27

------------------------------------------------------------------------------------------------------------------------------------
       15,560   Total Health Care                                                                                        16,464,436
------------------------------------------------------------------------------------------------------------------------------------


                LONG-TERM CARE - 3.1% (2.1% OF TOTAL INVESTMENTS)

          250   New Jersey Economic Development Authority, First Mortgage            11/14 at 100.00         N/R            271,648
                 Revenue Bonds, Winchester Gardens at Wards Homestead,
                 Series 2004A, 5.800%, 11/01/31

          880   New Jersey Economic Development Authority, Retirement                11/16 at 100.00         N/R            891,114
                 Community Revenue Bonds, Seabrook Village, Series 2006,
                 5.250%, 11/15/36

                New Jersey Economic Development Authority, Revenue Bonds,
                Masonic Charity Foundation of New Jersey, Series 2001:
        1,000    6.000%, 6/01/25                                                      6/11 at 102.00          A-          1,100,290
          335    5.500%, 6/01/31                                                      6/11 at 102.00          A-            357,200

          500   New Jersey Economic Development Authority, Revenue Bonds,             1/08 at 102.00         BB+            494,405
                 United Methodist Homes of New Jersey Obligated Group,
                 Series 1998, 5.125%, 7/01/25

------------------------------------------------------------------------------------------------------------------------------------
        2,965   Total Long-Term Care                                                                                      3,114,657
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 2.5% (1.7% OF TOTAL INVESTMENTS)

        1,000   Jersey City, New Jersey, General Obligation Bonds,                    9/16 at 100.00         AAA          1,079,090
                 Series 2006A, 5.000%, 9/01/22 - AMBAC Insured

        1,350   Puerto Rico, General Obligation and Public Improvement Bonds,         7/11 at 100.00         AAA          1,429,218
                 Series 2001, 5.250%, 7/01/27 - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
        2,350   Total Tax Obligation/General                                                                              2,508,308
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 21.7% (14.8% OF TOTAL INVESTMENTS)

          600   Bergen County Improvement Authority, New Jersey, Guaranteed             No Opt. Call         Aaa            676,842
                 Lease Revenue Bonds, County Administration Complex
                 Project, Series 2005, 5.000%, 11/15/26

        1,745   Burlington County Bridge Commission, New Jersey, Guaranteed          12/13 at 100.00         AAA          1,866,417
                 Pooled Loan Bonds, Series 2003, 5.000%, 12/01/18 -
                 MBIA Insured

        1,500   Camden County Improvement Authority, New Jersey, County               9/15 at 100.00         AAA          1,628,625
                 Guaranteed Lease Revenue Bonds, Series 2005A,
                 5.000%, 9/01/16 - FSA Insured

        1,100   Casino Reinvestment Development Authority, New Jersey,                1/15 at 102.00         AAA          1,214,059
                 Hotel Room Fee Revenue Bonds, Series 2004,
                 5.250%, 1/01/16 - AMBAC Insured

          500   Essex County Improvement Authority, New Jersey, Lease                   No Opt. Call         Aaa            534,340
                 Revenue Bonds, Series 2003, 5.000%, 12/15/12 - FSA Insured

          815   Garden State Preservation Trust, New Jersey, Open Space and             No Opt. Call         AAA            911,781
                 Farmland Preservation Bonds, Series 2005C, 5.125%, 11/01/18 -
                 FSA Insured

        1,055   Gloucester County Improvement Authority, New Jersey, Lease            9/15 at 100.00         AAA          1,132,015
                 Revenue Bonds, Series 2005A, 5.000%, 9/01/20 -
                 MBIA Insured

        1,200   New Jersey Economic Development Authority, Cigarette Tax              6/14 at 100.00         BBB          1,291,632
                 Revenue Bonds, Series 2004, 5.750%, 6/15/34

        1,200   New Jersey Economic Development Authority, Revenue Bonds,             7/14 at 100.00         AAA          1,312,284
                 Motor Vehicle Surcharge, Series 2004A, 5.250%, 7/01/15 -
                 MBIA Insured

          525   New Jersey Educational Facilities Authority, Revenue Bonds,             No Opt. Call         AAA            571,232
                 Higher Education Capital Improvement Fund, Series 2005A,
                 5.000%, 9/01/15 - FSA Insured

          925   New Jersey Health Care Facilities Financing Authority, Lease          9/15 at 100.00         AAA            999,342
                 Revenue Bonds, Department of Human Services - Greystone
                 Park Psychiatric Hospital, Series 2005, 5.000%, 9/15/18 -
                 AMBAC  Insured

        1,000   New Jersey Transit Corporation, Certificates of Participation,          No Opt. Call         AAA          1,109,900
                 Federal Transit Administration Grants, Series 2002A,
                 5.500%, 9/15/14 - AMBAC Insured

        1,000   New Jersey Transit Corporation, Lease Appropriation Bonds,            9/15 at 100.00         AAA          1,073,490
                 Series 2005A, 5.000%, 9/15/18 - FGIC Insured


                                       38

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

                New Jersey Transportation Trust Fund Authority, Federal Highway
                Aid Grant Anticipation Bonds, Series 2006:
$         350    5.000%, 6/15/17 - FGIC Insured                                       6/16 at 100.00         AAA     $      380,674
          610    5.000%, 6/15/18 - FGIC Insured                                       6/16 at 100.00         AAA            661,649

        1,300   New Jersey Transportation Trust Fund Authority, Transportation          No Opt. Call         AAA          1,477,905
                 System Bonds, Series 2004B, 5.500%, 12/15/16 - MBIA Insured

        1,280   New Jersey Transportation Trust Fund Authority, Transportation        6/15 at 100.00         AAA          1,375,846
                 System Bonds, Series 2005D, 5.000%, 6/15/19 - FSA Insured

        1,300   New Jersey Transportation Trust Fund Authority, Transportation          No Opt. Call         AA-          1,504,152
                 System Bonds, Series 2006A, 5.500%, 12/15/22

          405   Puerto Rico Convention Center District Authority, Hotel               7/16 at 100.00         AAA            410,160
                 Occupancy Tax Revenue Bonds, Series 2006A,
                 4.500%, 7/01/36 - CIFG Insured

        1,500   Virgin Islands Public Finance Authority, Senior Lien Revenue         10/08 at 101.00          AA          1,551,030
                 Refunding Bonds, Matching Fund Loan Note, Series 1998A,
                 5.500%, 10/01/18 - RAAI Insured

------------------------------------------------------------------------------------------------------------------------------------
       19,910   Total Tax Obligation/Limited                                                                             21,683,375
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION - 24.8% (16.9% OF TOTAL INVESTMENTS)

                Delaware River and Bay Authority, Delaware and New Jersey,
                Revenue Bonds, Series 2005:
        1,000    5.000%, 1/01/25 - MBIA Insured                                       1/15 at 100.00         AAA          1,064,750
        1,000    5.000%, 1/01/26 - MBIA Insured                                       1/15 at 100.00         AAA          1,064,050
          500    5.000%, 1/01/27 - MBIA Insured                                       1/15 at 100.00         AAA            530,970
        1,000    5.000%, 1/01/28 - MBIA Insured                                       1/15 at 100.00         AAA          1,060,540

          900   New Jersey Economic Development Authority, Special Facilities        11/10 at 101.00           B            963,864
                 Revenue Bonds, Continental Airlines Inc., Series 2000,
                 7.000%, 11/15/30 (Alternative Minimum Tax)

                New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
          180    6.500%, 1/01/16                                                        No Opt. Call           A            208,757
           50    6.500%, 1/01/16 - MBIA Insured                                         No Opt. Call         AAA             58,264

        3,000   New Jersey Turnpike Authority, Revenue Bonds, Series 2003A,           7/13 at 100.00         AAA          3,197,760
                 5.000%, 1/01/19 - FGIC Insured

        1,195   New Jersey Turnpike Authority, Revenue Bonds, Series 2005C,           1/15 at 100.00         AAA          1,263,999
                 5.000%, 1/01/35 - FSA Insured

          375   Newark Housing Authority, New Jersey, Port Authority Terminal         1/14 at 100.00         AAA            404,224
                 Revenue Bonds, Series 2004, 5.250%, 1/01/21 - MBIA Insured

        2,000   Port Authority of New York and New Jersey, Consolidated               1/07 at 101.00         AAA          2,022,560
                 Revenue Bonds, One Hundred Ninth Series 1997,
                 5.375%, 1/15/32 - MBIA Insured

          500   Port Authority of New York and New Jersey, Consolidated               1/14 at 101.00         AA-            527,270
                 Revenue Bonds, One Hundred Thirty-Fourth Series 2004,
                 5.000%, 7/15/34

        3,500   Port Authority of New York and New Jersey, Consolidated              10/07 at 101.00         AAA          3,579,730
                 Revenue Bonds, One Hundred Twentieth Series 2000,
                 5.500%, 10/15/35 - MBIA Insured (Alternative Minimum Tax)

        5,000   Port Authority of New York and New Jersey, Special Project           12/07 at 102.00         AAA          5,186,050
                 Bonds, JFK International Air Terminal LLC, Sixth Series 1997,
                 5.750%, 12/01/22 - MBIA Insured (Alternative Minimum Tax)

        3,435   South Jersey Transportation Authority New Jersey,                    11/09 at 101.00         AAA          3,582,362
                 Transportation System Revenue Bonds, Series 1999,
                 5.125%, 11/01/22 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
       23,635   Total Transportation                                                                                     24,715,150
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED - 27.7% (18.8% OF TOTAL INVESTMENTS) (4)

                Garden State Preservation Trust, New Jersey, Open Space and
                Farmland Preservation Bonds, Series 2003A:
          900    5.000%, 11/01/20 (Pre-refunded 11/01/13) - FSA Insured              11/13 at 100.00         AAA            972,621
        1,015    5.000%, 11/01/21 (Pre-refunded 11/01/13) - FSA Insured              11/13 at 100.00         AAA          1,096,900

        1,630   Hamilton Township, Mercer County Board of Education,                  8/10 at 100.00         AAA          1,691,190
                 New Jersey, General Obligation Bonds, Series 2001,
                 4.750%, 8/15/19 (Pre-refunded 8/15/10) - FSA Insured

        2,400   New Jersey Economic Development Authority, School Facilities          6/11 at 100.00         AAA          2,532,744
                 Construction Bonds, Series 2001A, 5.000%, 6/15/21
                 (Pre-refunded 6/15/11) - AMBAC Insured


                                       39

                        Nuveen New Jersey Dividend Advantage Municipal Fund (NXJ) (continued)
                             Portfolio of INVESTMENTS December 31, 2006 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED (4) (continued)

$       1,000   New Jersey Economic Development Authority, School Facilities          6/13 at 100.00         AAA     $    1,091,040
                 Construction Bonds, Series 2003F, 5.250%, 6/15/21
                 (Pre-refunded 6/15/13) - FGIC Insured

        1,000   New Jersey Educational Facilities Authority, Revenue Bonds,           9/12 at 100.00         AAA          1,081,520
                 Higher Education Capital Improvement Bonds, Fund Issue,
                 Series 2002A, 5.250%, 9/01/19 (Pre-refunded 9/01/12) -
                 AMBAC Insured

                New Jersey Educational Facilities Authority, Revenue Bonds,
                Montclair State University, Series 2005F:
        1,200    5.000%, 7/01/17 (Pre-refunded 7/01/15) - FGIC Insured                7/15 at 100.00         AAA          1,307,004
        1,000    5.000%, 7/01/24 (Pre-refunded 7/01/15) - FGIC Insured                7/15 at 100.00         AAA          1,089,170
          520    5.000%, 7/01/32 (Pre-refunded 7/01/15) - FGIC Insured                7/15 at 100.00         AAA            566,368

        1,350   New Jersey Health Care Facilities Financing Authority, Revenue        7/12 at 100.00    Baa1 (4)          1,487,633
                 Bonds, South Jersey Hospital System, Series 2002,
                 5.875%, 7/01/21 (Pre-refunded 7/01/12)

                New Jersey Transportation Trust Fund Authority, Transportation
                System Bonds, Series 2003C:
        1,000    5.500%, 6/15/17 (Pre-refunded 6/15/13)                               6/13 at 100.00         AAA          1,105,310
        1,000    5.500%, 6/15/18 (Pre-refunded 6/15/13)                               6/13 at 100.00         AAA          1,105,310

        1,020   New Jersey Transportation Trust Fund Authority, Transportation        6/15 at 100.00         Aaa          1,112,932
                 System Bonds, Series 2005D, 5.000%, 6/15/19 (Pre-refunded
                 6/15/15) - FSA Insured

                New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
          130    6.500%, 1/01/16 (ETM)                                                  No Opt. Call         AAA            151,570
           20    6.500%, 1/01/16 - MBIA Insured (ETM)                                   No Opt. Call         AAA             23,318
          905    6.500%, 1/01/16 (ETM)                                                  No Opt. Call         AAA          1,055,158

        1,500   Puerto Rico Infrastructure Financing Authority, Special              10/10 at 101.00         AAA          1,609,845
                 Obligation Bonds, Series 2000A, 5.500%, 10/01/40 (ETM)

                Puerto Rico, General Obligation and Public Improvement Bonds,
                Series 2001:
        2,150    5.250%, 7/01/27 (Pre-refunded 7/01/11) - FSA Insured                 7/11 at 100.00         AAA          2,297,705
        1,000    5.125%, 7/01/30 (Pre-refunded 7/01/11) - FSA Insured                 7/11 at 100.00         AAA          1,063,550

        3,000   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            7/10 at 100.00         AAA          3,236,670
                 Asset-Backed Bonds, Series 2000, 6.000%, 7/01/26
                 (Pre-refunded 7/01/10)

        1,905   University of Puerto Rico, University System Revenue Bonds,           3/07 at 100.75         AAA          1,925,555
                 Series 1995M, 5.250%, 6/01/25 (Pre-refunded 3/12/07) -
                 MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       25,645   Total U.S. Guaranteed                                                                                    27,603,113
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 1.8% (1.2% OF TOTAL INVESTMENTS)

        1,030   Camden County Pollution Control Financing Authority,                  6/07 at 100.00        Baa3          1,045,059
                 New Jersey, Solid Waste Disposal and Resource Recovery
                 System Revenue Bonds, Series 1991B, 7.500%, 12/01/09
                 (Alternative Minimum Tax)

          750   New Jersey Economic Development Authority, Pollution                    No Opt. Call        Baa1            771,443
                 Control Revenue Refunding Bonds, Public Service Electric
                 and Gas Company, Series 2001A, 5.000%, 3/01/12

------------------------------------------------------------------------------------------------------------------------------------
        1,780   Total Utilities                                                                                           1,816,502
------------------------------------------------------------------------------------------------------------------------------------


                WATER AND SEWER - 23.0% (15.7% OF TOTAL INVESTMENTS)

          225   Guam Government Waterworks Authority, Water and                       7/15 at 100.00         Ba2            246,717
                 Wastewater System Revenue Bonds, Series 2005,
                 6.000%, 7/01/25

        4,635   New Jersey Economic Development Authority, Water Facilities           5/08 at 102.00         Aaa          4,805,244
                 Revenue Bonds, American Water Company, Series 1997B,
                 5.375%, 5/01/32 - FGIC Insured (Alternative Minimum Tax)

        7,000   New Jersey Economic Development Authority, Water Facilities           2/08 at 102.00         AAA          7,212,800
                 Revenue Bonds, Middlesex Water Company, Series 1998,
                 5.350%, 2/01/38 - MBIA Insured (Alternative Minimum Tax)


                                       40

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER (continued)

$       2,775   New Jersey Environmental Infrastructure Trust, Environmental          9/08 at 101.00         AAA     $    2,826,143
                 Infrastructure Bonds, Series 1998A, 4.500%, 9/01/18

       15,840   North Hudson Sewerage Authority, New Jersey, Sewerage                   No Opt. Call         Aaa          7,884,516
                 Revenue Refunding Bonds, Series 2001A, 0.000%, 8/01/23 -
                 MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
       30,475   Total Water and Sewer                                                                                    22,975,420
------------------------------------------------------------------------------------------------------------------------------------
$     146,645   Total Investments (cost $139,998,983) - 147.0%                                                          146,608,648
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.1%                                                                      1,100,047
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (48.1)%                                                        (48,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $   99,708,695
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

                    (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

                    N/R  Not rated.

                  (ETM)  Escrowed to maturity.

                                 See accompanying notes to financial statements.

                        Nuveen New Jersey Dividend Advantage Municipal Fund 2 (NUJ)
                        Portfolio of
                                INVESTMENTS December 31, 2006 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER DISCRETIONARY - 0.6% (0.4% OF TOTAL INVESTMENTS)

                Middlesex County Improvement Authority, New Jersey, Senior
                Revenue Bonds, Heldrich Center Hotel/Conference Center
                Project, Series 2005A:
$         180    5.000%, 1/01/32                                                      1/15 at 100.00        Baa3     $      180,529
          150    5.125%, 1/01/37                                                      1/15 at 100.00        Baa3            151,520

           40   New Jersey Economic Development Authority, General Motors               No Opt. Call          B-             39,902
                 Corporation, Series 1984, 5.350%, 4/01/09

------------------------------------------------------------------------------------------------------------------------------------
          370   Total Consumer Discretionary                                                                                371,951
------------------------------------------------------------------------------------------------------------------------------------


                CONSUMER STAPLES - 6.1% (4.1% OF TOTAL INVESTMENTS)

        1,005   Tobacco Settlement Financing Corporation, New Jersey,                 6/12 at 100.00         BBB          1,067,782
                 Tobacco Settlement Asset-Backed Bonds, Series 2002,
                 5.750%, 6/01/32

                Tobacco Settlement Financing Corporation, New Jersey,
                Tobacco Settlement Asset-Backed Bonds, Series 2003:
        1,600    6.125%, 6/01/24                                                      6/13 at 100.00         BBB          1,735,296
        1,250    6.375%, 6/01/32                                                      6/13 at 100.00         BBB          1,406,913

------------------------------------------------------------------------------------------------------------------------------------
        3,855   Total Consumer Staples                                                                                    4,209,991
------------------------------------------------------------------------------------------------------------------------------------


                EDUCATION AND CIVIC ORGANIZATIONS - 15.8% (10.6% OF TOTAL INVESTMENTS)

        1,000   Bergen County Improvement Authority, New Jersey, Revenue              9/12 at 101.00         N/R          1,052,390
                 Bonds, Yeshiva Ktana of Passaic Project, Series 2002,
                 6.000%, 9/15/27

        3,000   New Jersey Educational Facilities Authority, Revenue Bonds,           7/12 at 100.00         AAA          3,114,690
                 College of New Jersey Project, Series 2002C,
                 4.750%, 7/01/19 - FGIC Insured

          200   New Jersey Educational Facilities Authority, Revenue Bonds,           7/14 at 100.00         N/R            214,528
                 Fairleigh Dickinson University, Series 2004C, 5.500%, 7/01/23

          175   New Jersey Educational Facilities Authority, Revenue Bonds,           7/16 at 100.00         AAA            186,940
                 Kean University, Series 2005B, 5.000%, 7/01/30 -
                 MBIA Insured

          710   New Jersey Educational Facilities Authority, Revenue Bonds,           7/16 at 100.00         Aaa            757,293
                 Montclair State University, Series 2006, 5.000%, 7/01/36 -
                 AMBAC Insured

          575   New Jersey Educational Facilities Authority, Revenue Bonds,           1/14 at 100.00         AAA            614,537
                 New Jersey Institute of Technology, Series 2004B,
                 5.000%, 7/01/21 - AMBAC Insured

          450   New Jersey Educational Facilities Authority, Revenue Bonds,           7/16 at 100.00         AAA            450,864
                 Rowan University, Series 2006G, 4.500%, 7/01/31 -
                 MBIA Insured

          500   New Jersey Educational Facilities Authority, Revenue Bonds,           7/14 at 100.00         AAA            541,890
                 William Paterson University, Series 2004A, 5.125%, 7/01/19 -
                 FGIC Insured

        1,090   New Jersey Educational Facilities Authority, Revenue Refunding        7/12 at 100.00          AA          1,137,633
                 Bonds, Rider University, Series 2002A, 5.000%, 7/01/17 -
                 RAAI Insured

        1,000   Puerto Rico Industrial, Tourist, Educational, Medical and             2/09 at 101.00        BBB-          1,022,790
                 Environmental Control Facilities Financing Authority, Higher
                 Education Revenue Bonds, Ana G. Mendez University System,
                 Series 1999, 5.375%, 2/01/19

        1,790   University of Medicine and Dentistry of New Jersey, Revenue          12/12 at 100.00         AAA          1,885,425
                 Bonds, Series 2002A, 5.000%, 12/01/31 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
       10,490   Total Education and Civic Organizations                                                                  10,978,980
------------------------------------------------------------------------------------------------------------------------------------


                ENERGY - 1.6% (1.1% OF TOTAL INVESTMENTS)

        1,000   Virgin Islands, Senior Secured Revenue Bonds, Government              1/13 at 100.00         BBB          1,129,170
                 Refinery Facilities - Hovensa LLC Coker, Series 2002,
                 6.500%, 7/01/21 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                                       42

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                FINANCIALS - 5.0% (3.4% OF TOTAL INVESTMENTS)

$         600   New Jersey Economic Development Authority, Economic                  11/08 at 101.00         N/R     $      609,936
                 Development Revenue Bonds, Glimcher Properties LP,
                 Series 1998, 6.000%, 11/01/28 (Alternative Minimum Tax)

        1,250   New Jersey Economic Development Authority, Industrial                 4/08 at 100.00         Ba1          1,293,638
                 Development Revenue Refunding Bonds, Newark Airport
                 Marriott Hotel, Series 1996, 7.000%, 10/01/14

        1,450   New Jersey Economic Development Authority, Revenue                      No Opt. Call        Baa3          1,604,063
                 Refunding Bonds, Kapkowski Road Landfill Project,
                 Series 2002, 5.750%, 10/01/21

------------------------------------------------------------------------------------------------------------------------------------
        3,300   Total Financials                                                                                          3,507,637
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 26.4% (17.8% OF TOTAL INVESTMENTS)

          220   Camden County Improvement Authority, New Jersey, Revenue              8/14 at 100.00         BBB            237,488
                 Bonds, Cooper Health System, Series 2004A, 5.750%, 2/15/34

                New Jersey Health Care Facilities Financing Authority,
                FHA-Insured Mortgage Revenue Bonds, Jersey City Medical Center,
                Series 2001:
          500    5.000%, 8/01/31 - AMBAC Insured                                      8/11 at 100.00         AAA            520,310
        1,925    5.000%, 8/01/41 - AMBAC Insured                                      8/11 at 100.00         AAA          1,983,732

        1,000   New Jersey Health Care Facilities Financing Authority,                7/17 at 100.00         Aa1          1,064,330
                 Revenue Bonds, CentraState Medical Center, Series 2006A,
                 5.000%, 7/01/30 - AGC Insured

           90   New Jersey Health Care Facilities Financing Authority,                7/15 at 100.00        Baa3             95,551
                 Revenue Bonds, Children's Specialized Hospital,
                 Series 2005A, 5.500%, 7/01/36

          250   New Jersey Health Care Facilities Financing Authority,                7/16 at 100.00          A-            261,450
                 Revenue Bonds, Hunterdon Medical Center,
                 Series 2006B, 5.000%, 7/01/36

          120   New Jersey Health Care Facilities Financing Authority,                7/16 at 100.00          A-            125,654
                 Revenue Bonds, Hunterdon Medical Center, Series 2006,
                 5.125%, 7/01/35

                New Jersey Health Care Facilities Financing Authority, Revenue
                Bonds, Kennedy Health System Obligated Group, Series 2001:
          400    5.500%, 7/01/21                                                      7/11 at 100.00          A2            423,076
          140    5.625%, 7/01/31                                                      7/11 at 100.00          A2            148,495

          510   New Jersey Health Care Facilities Financing Authority,                7/09 at 101.00         AAA            532,282
                 Revenue Bonds, Meridian Health System Obligated Group,
                 Series 1999, 5.250%, 7/01/29 - FSA Insured

        1,185   New Jersey Health Care Facilities Financing Authority, Revenue        7/12 at 101.00        BBB-          1,318,621
                 Bonds, Palisades Medical Center of New York Presbyterian
                 Healthcare System, Series 2002, 6.625%, 7/01/31

        3,500   New Jersey Health Care Facilities Financing Authority,                7/10 at 100.00          A2          3,733,274
                 Revenue Bonds, Robert Wood Johnson University Hospital,
                 Series 2000, 5.750%, 7/01/31

          435   New Jersey Health Care Facilities Financing Authority,                1/17 at 100.00         BBB            450,595
                 Revenue Bonds, Saint Barnabas Health Care System,
                 Series 2006A, 5.000%, 7/01/29

          700   New Jersey Health Care Facilities Financing Authority,                7/13 at 100.00         Ba1            728,889
                 Revenue Bonds, Somerset Medical Center, Series 2003,
                 5.500%, 7/01/33

          195   New Jersey Health Care Facilities Financing Authority,                7/16 at 100.00        Baa1            202,548
                 Revenue Bonds, South Jersey Hospital System,
                 Series 2006, 5.000%, 7/01/36

        2,500   New Jersey Health Care Facilities Financing Authority,                7/12 at 100.00           A          2,685,525
                 Revenue Refunding Bonds, Atlantic City Medical Center,
                 Series 2002, 5.750%, 7/01/25

        1,150   New Jersey Health Care Facilities Financing Authority,                1/12 at 100.00          AA          1,192,056
                 Revenue Refunding Bonds, Bayshore Community Hospital,
                 Series 2002, 5.125%, 7/01/32 - RAAI Insured

        1,500   New Jersey Health Care Facilities Financing Authority,                7/07 at 102.00        BBB-          1,542,315
                 Revenue Refunding Bonds, St. Elizabeth Hospital Obligated
                 Group, Series 1997, 6.000%, 7/01/27

        1,100   Puerto Rico Industrial, Tourist, Educational, Medical and             6/07 at 101.50         Aa3          1,117,677
                 Environmental Control Facilities Financing Authority,
                 Adjustable Rate Industrial Revenue Bonds, American
                 Home Products Corporation, Series 1983A, 5.100%, 12/01/18

------------------------------------------------------------------------------------------------------------------------------------
       17,420   Total Health Care                                                                                        18,363,868
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/MULTIFAMILY - 3.3% (2.2% OF TOTAL INVESTMENTS)

        2,250   New Jersey Housing and Mortgage Finance Agency,                      11/07 at 101.50         AAA          2,315,768
                 Multifamily Housing Revenue Bonds, Series 1997A,
                 5.650%, 5/01/40 - AMBAC Insured (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                                       43

                        Nuveen New Jersey Dividend Advantage Municipal Fund 2 (NUJ) (continued)
                             Portfolio of INVESTMENTS December 31, 2006 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 9.1% (6.1% OF TOTAL INVESTMENTS)

$         620   New Jersey Economic Development Authority, Retirement                11/16 at 100.00         N/R     $      627,831
                 Community Revenue Bonds, Seabrook Village, Series 2006,
                 5.250%, 11/15/36

                New Jersey Economic Development Authority, Revenue Bonds,
                Masonic Charity Foundation of New Jersey, Series 2001:
        1,000    5.500%, 6/01/21                                                      6/11 at 102.00          A-          1,071,730
        4,000    5.500%, 6/01/31                                                      6/11 at 102.00          A-          4,265,079

          375   New Jersey Economic Development Authority, Revenue Bonds,             1/08 at 102.00         BB+            370,804
                 United Methodist Homes of New Jersey Obligated Group,
                 Series 1998, 5.125%, 7/01/25

------------------------------------------------------------------------------------------------------------------------------------
        5,995   Total Long-Term Care                                                                                      6,335,444
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 1.7% (1.1% OF TOTAL INVESTMENTS)

          700   Jersey City, New Jersey, General Obligation Bonds,                    9/16 at 100.00         AAA            755,363
                 Series 2006A, 5.000%, 9/01/22 - AMBAC Insured

          385   Puerto Rico, General Obligation and Public Improvement Bonds,         7/11 at 100.00         AAA            405,778
                 Series 2001, 5.125%, 7/01/23 - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
        1,085   Total Tax Obligation/General                                                                              1,161,141
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 16.8% (11.3% OF TOTAL INVESTMENTS)

          400   Bergen County Improvement Authority, New Jersey, Guaranteed             No Opt. Call         Aaa            451,228
                 Lease Revenue Bonds, County Administration Complex Project,
                 Series 2005, 5.000%, 11/15/26

        1,000   Burlington County Bridge Commission, New Jersey, Guaranteed          12/13 at 100.00         AAA          1,069,580
                 Pooled Loan Bonds, Series 2003, 5.000%, 12/01/18 -
                 MBIA Insured

          750   Casino Reinvestment Development Authority, New Jersey,                1/15 at 102.00         AAA            827,768
                 Hotel Room Fee Revenue Bonds, Series 2004,
                 5.250%, 1/01/16 - AMBAC Insured

          530   Garden State Preservation Trust, New Jersey, Open Space                 No Opt. Call         AAA            592,938
                 and Farmland Preservation Bonds, Series 2005C,
                 5.125%, 11/01/18 - FSA Insured

          535   Mansfield Township Board of Education, Warren County,                 3/07 at 101.00         AAA            546,604
                 New Jersey, Certificates of Participation, Series 1995,
                 5.900%, 3/01/15 - MBIA Insured

          700   New Jersey Economic Development Authority, Cigarette                  6/14 at 100.00         BBB            753,452
                 Tax Revenue Bonds, Series 2004, 5.750%, 6/15/34

          350   New Jersey Educational Facilities Authority, Revenue Bonds,             No Opt. Call         AAA            380,821
                 Higher Education Capital Improvement Fund, Series 2005A,
                 5.000%, 9/01/15 - FSA Insured

          655   New Jersey Health Care Facilities Financing Authority, Lease          9/15 at 100.00         AAA            707,642
                 Revenue Bonds, Department of Human Services - Greystone
                 Park Psychiatric Hospital, Series 2005, 5.000%, 9/15/18 -
                 AMBAC Insured

        1,000   New Jersey Transit Corporation, Certificates of Participation,          No Opt. Call         AAA          1,109,900
                 Federal Transit Administration Grants, Series 2002A,
                 5.500%, 9/15/14 - AMBAC Insured

          765   New Jersey Transit Corporation, Lease Appropriation Bonds,            9/15 at 100.00         AAA            821,220
                 Series 2005A, 5.000%, 9/15/18 - FGIC Insured

                New Jersey Transportation Trust Fund Authority, Federal
                Highway Aid Grant Anticipation Bonds, Series 2006:
          295    5.000%, 6/15/17 - FGIC Insured                                       6/16 at 100.00         AAA            320,854
          525    5.000%, 6/15/18 - FGIC Insured                                       6/16 at 100.00         AAA            569,452

          900   New Jersey Transportation Trust Fund Authority, Transportation          No Opt. Call         AAA          1,023,165
                 System Bonds, Series 2004B, 5.500%, 12/15/16 - MBIA Insured

          665   New Jersey Transportation Trust Fund Authority, Transportation        6/15 at 100.00         AAA            714,795
                 System Bonds, Series 2005D, 5.000%, 6/15/19 - FSA Insured

          800   New Jersey Transportation Trust Fund Authority, Transportation          No Opt. Call         AA-            925,632
                 System Bonds, Series 2006A, 5.500%, 12/15/22

          290   Puerto Rico Convention Center District Authority, Hotel               7/16 at 100.00         AAA            293,695
                 Occupancy Tax Revenue Bonds, Series 2006A,
                 4.500%, 7/01/36 - CIFG Insured


                                       44

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$         505   Puerto Rico Public Finance Corporation, Commonwealth                  2/12 at 100.00        BBB-     $      536,204
                 Appropriation Bonds, Series 2002E, 5.500%, 8/01/29

------------------------------------------------------------------------------------------------------------------------------------
       10,665   Total Tax Obligation/Limited                                                                             11,644,950
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION - 22.3% (15.0% OF TOTAL INVESTMENTS)

          500   Delaware River and Bay Authority, Delaware and New Jersey,            1/15 at 100.00         AAA            530,970
                 Revenue Bonds, Series 2005, 5.000%, 1/01/27 - MBIA Insured

          600   New Jersey Economic Development Authority, Special Facilities        11/10 at 101.00           B            642,576
                 Revenue Bonds, Continental Airlines Inc., Series 2000,
                 7.000%, 11/15/30 (Alternative Minimum Tax)

          505   New Jersey Turnpike Authority, Revenue Bonds,                           No Opt. Call           A            585,679
                 Series 1991C, 6.500%, 1/01/16

        2,000   New Jersey Turnpike Authority, Revenue Bonds, Series 2003A,           7/13 at 100.00         AAA          2,131,840
                 5.000%, 1/01/19 - FGIC Insured

          820   New Jersey Turnpike Authority, Revenue Bonds, Series 2005C,           1/15 at 100.00         AAA            867,347
                 5.000%, 1/01/35 - FSA Insured

          250   Newark Housing Authority, New Jersey, Port Authority Terminal         1/14 at 100.00         AAA            269,483
                 Revenue Bonds, Series 2004, 5.250%, 1/01/21 - MBIA Insured

          500   Port Authority of New York and New Jersey, Consolidated               1/14 at 101.00         AA-            527,270
                 Revenue Bonds, One Hundred Thirty-Fourth Series 2004,
                 5.000%, 7/15/34

        3,000   Port Authority of New York and New Jersey, Consolidated               4/12 at 101.00         AAA          3,176,340
                 Revenue Bonds, One Hundred Twenty-Fifth Series 2002,
                 5.000%, 10/15/26 - FSA Insured

        2,000   Port Authority of New York and New Jersey, Consolidated               6/14 at 100.00         AAA          2,096,760
                 Revenue Bonds, One Hundred Twenty-Seventh Series 2002,
                 5.125%, 6/15/37 - AMBAC Insured (Alternative Minimum Tax)

                Port Authority of New York and New Jersey, Special Project
                Bonds, JFK International Air Terminal LLC, Sixth Series 1997:
        4,000    7.000%, 12/01/12 - MBIA Insured (Alternative Minimum Tax)              No Opt. Call         AAA          4,641,197
           50    5.750%, 12/01/22 - MBIA Insured (Alternative Minimum Tax)           12/07 at 102.00         AAA             51,861

------------------------------------------------------------------------------------------------------------------------------------
       14,225   Total Transportation                                                                                     15,521,323
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED - 29.1% (19.6% OF TOTAL INVESTMENTS) (4)

                Garden State Preservation Trust, New Jersey, Open Space and
                Farmland Preservation Bonds, Series 2003A:
          500    5.250%, 11/01/19 (Pre-refunded 11/01/13) - FSA Insured              11/13 at 100.00         AAA            547,850
          625    5.000%, 11/01/20 (Pre-refunded 11/01/13) - FSA Insured              11/13 at 100.00         AAA            675,431
          700    5.000%, 11/01/21 (Pre-refunded 11/01/13) - FSA Insured              11/13 at 100.00         AAA            756,483

        3,000   Jackson Township School District, Ocean County, New Jersey,           4/12 at 100.00         AAA          3,193,950
                 General Obligation Bonds, Series 2002, 5.000%, 4/15/21
                 (Pre-refunded 4/15/12) - FGIC Insured

                New Jersey Educational Facilities Authority, Revenue Bonds,
                Montclair State University, Series 2005F:
          800    5.000%, 7/01/17 (Pre-refunded 7/01/15) - FGIC Insured                7/15 at 100.00         AAA            871,336
          315    5.000%, 7/01/32 (Pre-refunded 7/01/15) - FGIC Insured                7/15 at 100.00         AAA            343,089

        1,250   New Jersey Health Care Facilities Financing Authority,                7/12 at 100.00    Baa1 (4)          1,377,438
                 Revenue Bonds, South Jersey Hospital System, Series 2002,
                 5.875%, 7/01/21 (Pre-refunded 7/01/12)

          680   New Jersey Transportation Trust Fund Authority, Transportation       12/11 at 100.00         AAA            721,460
                 System Bonds, Series 2001B, 5.000%, 12/15/21 (Pre-refunded
                 12/15/11) - MBIA Insured

        1,000   New Jersey Transportation Trust Fund Authority, Transportation        6/13 at 100.00         AAA          1,105,310
                 System Bonds, Series 2003C, 5.500%, 6/15/18
                 (Pre-refunded 6/15/13)

          535   New Jersey Transportation Trust Fund Authority, Transportation        6/15 at 100.00         Aaa            583,744
                 System Bonds, Series 2005D, 5.000%, 6/15/19
                 (Pre-refunded 6/15/15) - FSA Insured

                New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
          170    6.500%, 1/01/16 (ETM)                                                  No Opt. Call         AAA            198,206
        2,430    6.500%, 1/01/16 (ETM)                                                  No Opt. Call         AAA          2,833,186

        3,000   Ocean County, New Jersey, Brick Township Municipal Utilities         12/12 at 100.00         Aaa          3,214,679
                 Authority, Revenue Bonds, Series 2002, 5.000%, 12/01/25
                 (Pre-refunded 12/01/12) - FGIC Insured

        1,000   Puerto Rico Infrastructure Financing Authority, Special Obligation   10/10 at 101.00         AAA          1,073,230
                 Bonds, Series 2000A, 5.500%, 10/01/40 (ETM)


                                       45

                        Nuveen New Jersey Dividend Advantage Municipal Fund 2 (NUJ) (continued)
                             Portfolio of INVESTMENTS December 31, 2006 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED (4) (continued)

$       1,495   Puerto Rico Public Finance Corporation, Commonwealth                  2/12 at 100.00         Aaa     $    1,624,153
                 Appropriation Bonds, Series 2002E, 5.500%, 8/01/29
                 (Pre-refunded 2/01/12)

        1,000   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            7/10 at 100.00         AAA          1,078,890
                 Asset-Backed Bonds, Series 2000, 6.000%, 7/01/26
                 (Pre-refunded 7/01/10)

------------------------------------------------------------------------------------------------------------------------------------
       18,500   Total U.S. Guaranteed                                                                                    20,198,435
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 9.9% (6.6% OF TOTAL INVESTMENTS)

          470   Camden County Pollution Control Financing Authority,                  6/07 at 100.00        Baa3            476,871
                 New Jersey, Solid Waste Disposal and Resource Recovery
                 System Revenue Bonds, Series 1991B, 7.500%, 12/01/09
                 (Alternative Minimum Tax)

        2,300   Guam Power Authority, Revenue Bonds, Series 1999A,                   10/09 at 101.00         AAA          2,404,604
                 5.250%, 10/01/34 - MBIA Insured

          750   New Jersey Economic Development Authority, Pollution                    No Opt. Call        Baa1            771,443
                 Control Revenue Refunding Bonds, Public Service Electric
                 and Gas Company, Series 2001A, 5.000%, 3/01/12

        3,000   Puerto Rico Electric Power Authority, Power Revenue Bonds,            7/12 at 101.00         AAA          3,196,469
                 Series 2002II, 5.125%, 7/01/26 - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
        6,520   Total Utilities                                                                                           6,849,387
------------------------------------------------------------------------------------------------------------------------------------


                WATER AND SEWER - 1.0% (0.7% OF TOTAL INVESTMENTS)

          150   Guam Government Waterworks Authority, Water and                       7/15 at 100.00         Ba2            164,478
                 Wastewater System Revenue Bonds, Series 2005,
                 6.000%, 7/01/25

          500   North Hudson Sewerage Authority, New Jersey, Sewerage                 8/12 at 100.00         Aaa            536,050
                 Revenue Refunding Bonds, Series 2002A, 5.250%, 8/01/19 -
                 FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
          650   Total Water and Sewer                                                                                       700,528
------------------------------------------------------------------------------------------------------------------------------------
$      96,325   Total Investments (cost $97,870,150) - 148.7%                                                           103,288,573
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.0%                                                                        669,871
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (49.7)%                                                        (34,500,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $   69,458,444
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

                    (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

                    N/R  Not rated.

                  (ETM)  Escrowed to maturity.

                                 See accompanying notes to financial statements.

                        Nuveen Pennsylvania Investment Quality Municipal Fund (NQP)
                        Portfolio of
                                INVESTMENTS December 31, 2006 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 0.4% (0.2% OF TOTAL INVESTMENTS)

$       1,000   Pennsylvania Economic Development Financing Authority,                  No Opt. Call         AA-     $    1,141,710
                 Solid Waste Disposal Revenue Bonds, Procter & Gamble
                 Paper Project, Series 2001, 5.375%, 3/01/31 (Alternative
                 Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                EDUCATION AND CIVIC ORGANIZATIONS - 27.1% (16.6% OF TOTAL INVESTMENTS)

        2,000   Allegheny County Higher Education Building Authority,                 9/08 at 102.00         BBB          2,054,900
                 Pennsylvania, College Revenue Bonds, Chatham College,
                 Series 1998A, 5.250%, 9/01/18

          200   Allegheny County Higher Education Building Authority,                   No Opt. Call        Baa3            238,858
                 Pennsylvania, College Revenue Refunding Bonds, Robert
                 Morris College, Series 1998A, 6.000%, 5/01/28

        3,000   Allegheny County Higher Education Building Authority,                 3/12 at 100.00         AA-          3,150,390
                 Pennsylvania, Revenue Bonds, Carnegie Mellon University,
                 Series 2002, 5.125%, 3/01/32

        1,235   Allegheny County Higher Education Building Authority,                 2/16 at 100.00        Baa3          1,255,069
                 Pennsylvania, Revenue Bonds, Robert Morris University,
                 Series 2006A, 4.750%, 2/15/26

        2,000   Chester County Industrial Development Authority, Pennsylvania,        1/12 at 100.00         AAA          2,089,920
                 Educational Facilities Revenue Bonds, Westtown School,
                 Series 2002, 5.000%, 1/01/26 - AMBAC Insured

        3,000   Delaware County Authority, Pennsylvania, Revenue Bonds,              11/10 at 101.00          AA          3,234,870
                 Haverford College, Series 2000, 5.750%, 11/15/29

                Delaware County Authority, Pennsylvania, Revenue Bonds,
                Villanova University, Series 2006:
        1,710    5.000%, 8/01/23 - AMBAC Insured                                      8/16 at 100.00         AAA          1,841,482
          840    5.000%, 8/01/24 - AMBAC Insured                                      8/16 at 100.00         AAA            903,899

        1,315   Delaware County Authority, Pennsylvania, Revenue Refunding            8/13 at 100.00         AAA          1,424,776
                 Bonds, Villanova University, Series 2003, 5.250%, 8/01/18 -
                 FGIC Insured

        1,000   Harveys Lake General Municipal Authority, Pennsylvania,              11/09 at 100.00           A          1,048,590
                 College Revenue Bonds, College of Misericordia Project,
                 Series 1999, 6.000%, 5/01/19 - ACA Insured

                Indiana County Industrial Development Authority, Pennsylvania,
                Revenue Bonds, Student Cooperative Association Inc./Indiana
                University of Pennsylvania - Student Union Project, Series
                1999B:
          815    0.000%, 11/01/15 - AMBAC Insured                                       No Opt. Call         AAA            574,428
          815    0.000%, 11/01/16 - AMBAC Insured                                       No Opt. Call         AAA            548,960
          815    0.000%, 11/01/17 - AMBAC Insured                                       No Opt. Call         AAA            523,825
          815    0.000%, 11/01/18 - AMBAC Insured                                       No Opt. Call         AAA            499,408
          815    0.000%, 11/01/19 - AMBAC Insured                                       No Opt. Call         AAA            476,164

        1,515   Montgomery County Higher Education and Health Authority,              4/16 at 100.00          AA          1,492,336
                 Pennsylvania, Revenue Bonds, Arcadia University, Series 2006,
                 4.500%, 4/01/30 - RAAI Insured

        8,000   Pennsylvania Higher Education Assistance Agency, Capital             11/11 at 100.00         Aaa          8,307,360
                 Acquisition Revenue Refunding Bonds, Series 2001,
                 5.000%, 12/15/30 - MBIA Insured

        5,000   Pennsylvania Higher Educational Facilities Authority,                 6/12 at 100.00         Aaa          5,289,550
                 General Revenue Bonds, State System of Higher Education,
                 Series 2002W, 5.000%, 6/15/19 - AMBAC Insured

        1,435   Pennsylvania Higher Educational Facilities Authority, Revenue         5/16 at 100.00          A-          1,465,867
                 Bonds, Allegheny College, Series 2006, 4.750%, 5/01/31

        5,000   Pennsylvania Higher Educational Facilities Authority, Revenue         7/11 at 100.00          AA          5,242,000
                 Bonds, Moravian College, Series 2001, 5.375%, 7/01/31 -
                 RAAI Insured

        3,870   Pennsylvania Higher Educational Facilities Authority, Revenue         4/16 at 100.00         AAA          4,174,453
                 Bonds, Temple University, First Series of 2006,
                 5.000%, 4/01/21 - MBIA Insured

        1,000   Pennsylvania Higher Educational Facilities Authority, Revenue         1/13 at 100.00          A1          1,043,420
                 Bonds, Thomas Jefferson University, Series 2002,
                 5.000%, 1/01/20

        2,000   Pennsylvania Higher Educational Facilities Authority,                 7/15 at 100.00          AA          2,117,520
                 Revenue Bonds, University of Pennsylvania, Series 2005C,
                 5.000%, 7/15/38


                                       47

                        Nuveen Pennsylvania Investment Quality Municipal Fund (NQP) (continued)
                             Portfolio of INVESTMENTS December 31, 2006 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS (continued)

$       2,945   Pennsylvania Higher Educational Facilities Authority, Revenue         7/13 at 100.00          AA     $    3,147,969
                 Bonds, Ursinus College, Series 2003, 5.375%, 1/01/20 -
                 RAAI Insured

        6,500   Pennsylvania State University, General Revenue Bonds,                 9/15 at 100.00          AA          6,915,610
                 Series 2005, 5.000%, 9/01/29

          510   Philadelphia Authority for Industrial Development, Pennsylvania,      1/17 at 100.00         BBB            527,039
                 Revenue Bonds, Franklin Towne Charter High School,
                 Series 2006A, 5.250%, 1/01/27

        6,000   Swarthmore Borough Authority, Pennsylvania, Swarthmore                9/08 at 100.00         Aaa          6,082,560
                 College Revenue Bonds, Series 1998, 5.000%, 9/15/28

        1,665   Union County, Higher Education Facilities Financing Authority,        4/13 at 100.00         Aa2          1,785,063
                 Pennsylvania, Revenue Bonds, Bucknell University,
                 Series 2002A, 5.250%, 4/01/18

            5   Wilkes-Barre General Municipal Authority, Pennsylvania,               6/07 at 100.00         N/R              5,016
                 College Revenue Refunding Bonds, College of Misericordia,
                 Series 1992B, 7.750%, 12/01/12

------------------------------------------------------------------------------------------------------------------------------------
       65,820   Total Education and Civic Organizations                                                                  67,461,302
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 9.3% (5.7% OF TOTAL INVESTMENTS)

        1,555   Allegheny County Hospital Development Authority, Pennsylvania,        4/15 at 100.00        Baa2          1,604,294
                 Revenue Bonds, Ohio Valley General Hospital, Series 2005A,
                 5.125%, 4/01/35

        1,115   Erie County Hospital Authority, Pennsylvania, Revenue Bonds,         11/12 at 100.00         AAA          1,192,147
                 Hamot Health Foundation, Series 2002, 5.250%, 11/01/15 -
                 AMBAC Insured

        2,500   Lehigh County General Purpose Authority, Pennsylvania,                8/13 at 100.00        Baa1          2,631,350
                 Hospital Revenue Bonds, St. Luke's Hospital of Bethlehem,
                 Series 2003, 5.375%, 8/15/33

        1,250   Lehigh County General Purpose Authority, Pennsylvania,               11/14 at 100.00           A          1,333,850
                 Revenue Bonds, Good Shepherd Group, Series 2004A,
                 5.500%, 11/01/24

        9,000   Pennsylvania Higher Educational Facilities Authority, Revenue         1/11 at 101.00         Aa3          9,788,219
                 Bonds, UPMC Health System, Series 2001A, 6.000%, 1/15/31

        1,225   Philadelphia Hospitals and Higher Education Facilities               11/23 at 100.00         BBB          1,230,611
                 Authority, Pennsylvania, Hospital Revenue Bonds, Temple
                 University Hospital, Series 1993A, 6.625%, 11/15/23

        1,615   Sayre Health Care Facility Authority, Pennsylvania, Revenue           7/12 at 100.00         AAA          1,728,276
                 Bonds, Latrobe Area Hospital, Series 2002A,
                 5.250%, 7/01/13 - AMBAC Insured

                Southcentral Pennsylvania General Authority, Revenue Bonds,
                Hanover Hospital Inc., Series 2005:
          525    5.000%, 12/01/27 - RAAI Insured                                     12/15 at 100.00          AA            550,589
          370    5.000%, 12/01/29 - RAAI Insured                                     12/15 at 100.00          AA            389,151

          960   St. Mary Hospital Authority, Pennsylvania, Health System             11/14 at 100.00          A1          1,022,218
                 Revenue Bonds, Catholic Health East, Series 2004B,
                 5.375%, 11/15/34

        1,500   West Shore Area Hospital Authority, Cumberland County,                1/12 at 100.00         BBB          1,608,495
                 Pennsylvania, Hospital Revenue Bonds, Holy Spirit Hospital
                 of the Sisters of Christian Charity Project, Series 2001,
                 6.250%, 1/01/32

------------------------------------------------------------------------------------------------------------------------------------
       21,615   Total Health Care                                                                                        23,079,200
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/MULTIFAMILY - 1.9% (1.2% OF TOTAL INVESTMENTS)

        3,300   Pennsylvania Higher Educational Facilities Authority, Revenue         7/15 at 100.00         AAA          3,485,955
                 Bonds, Slippery Rock University Foundation Inc., Student
                 Housing Project, Series 2005A, 5.000%, 7/01/37 -
                 XLCA Insured

          800   Philadelphia Authority for Industrial Development, Pennsylvania,      5/15 at 102.00        Baa2            835,520
                 Multifamily Housing Revenue Bonds, Presbyterian Homes
                 Germantown - Morrisville Project, Series 2005A,
                 5.625%, 7/01/35

          430   Pittsburgh Urban Redevelopment Authority, Pennsylvania,               2/07 at 100.00          A2            430,529
                 Mortgage Revenue Bonds, Series 1992C, 7.125%, 8/01/13
                 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        4,530   Total Housing/Multifamily                                                                                 4,752,004
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/SINGLE FAMILY - 8.0% (4.9% OF TOTAL INVESTMENTS)

       10,000   Pennsylvania Housing Finance Agency, Single Family Mortgage          10/15 at 100.00         AA+         10,163,799
                 Revenue Bonds, Series 1995A, 4.900%, 10/01/37
                 (Alternative Minimum Tax)

        2,805   Pennsylvania Housing Finance Agency, Single Family Mortgage           4/15 at 100.00         AA+          2,880,342
                 Revenue Bonds, Series 2006-93A, 4.950%, 10/01/26
                 (Alternative Minimum Tax)


                                       48

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY (continued)

$       3,500   Pennsylvania Housing Finance Agency, Single Family Mortgage          10/15 at 100.00         AA+     $    3,624,950
                 Revenue Bonds, Series 2006-94A, 5.150%, 10/01/37
                 (Alternative Minimum Tax)

          960   Pittsburgh Urban Redevelopment Authority, Pennsylvania,               4/07 at 102.00         AAA            970,099
                 Mortgage Revenue Bonds, Series 1997A, 6.250%, 10/01/28
                 (Alternative Minimum Tax)

        2,140   Pittsburgh Urban Redevelopment Authority, Pennsylvania,              10/11 at 100.00         AAA          2,210,556
                 Mortgage Revenue Bonds, Series 2001B, 5.450%, 10/01/32
                 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
       19,405   Total Housing/Single Family                                                                              19,849,746
------------------------------------------------------------------------------------------------------------------------------------


                INDUSTRIALS - 4.3% (2.7% OF TOTAL INVESTMENTS)

        5,000   Pennsylvania Economic Development Financing Authority,                5/11 at 101.00          A3          5,361,700
                 Exempt Facilities Revenue Bonds, Amtrak Project,
                 Series 2001A, 6.375%, 11/01/41 (Alternative Minimum Tax)

        5,000   Pennsylvania Industrial Development Authority, Economic                 No Opt. Call         AAA          5,440,700
                 Development Revenue Bonds, Series 2002, 5.500%, 7/01/12 -
                 AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
       10,000   Total Industrials                                                                                        10,802,400
------------------------------------------------------------------------------------------------------------------------------------


                LONG-TERM CARE - 2.4% (1.4% OF TOTAL INVESTMENTS)

        1,500   Cumberland County Municipal Authority, Pennsylvania, Revenue         12/12 at 100.00          AA          1,552,350
                 Bonds, Presbyterian Homes Inc., Series 2003A,
                 5.000%, 12/01/26 - RAAI Insured

                Lancaster County Hospital Authority, Pennsylvania, Health
                Center Revenue Bonds, Masonic Homes Project, Series 2006:
        1,550    5.000%, 11/01/26                                                    11/16 at 100.00          A+          1,624,168
          840    5.000%, 11/01/36                                                    11/16 at 100.00          A+            877,464

          230   Philadelphia Authority for Industrial Development,                    5/08 at 102.00         N/R            234,986
                 Pennsylvania, Health Care Facilities Revenue Bonds,
                 Paul's Run, Series 1998A, 5.875%, 5/15/28

        1,500   Philadelphia Authority for Industrial Development,                    7/11 at 101.00         AAA          1,586,295
                 Pennsylvania, Revenue Bonds, Philadelphia Corporation
                 for the Aging Project, Series 2001B, 5.250%, 7/01/26 -
                 AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
        5,620   Total Long-Term Care                                                                                      5,875,263
------------------------------------------------------------------------------------------------------------------------------------


                MATERIALS - 1.1% (0.7% OF TOTAL INVESTMENTS)

        1,260   Bradford County Industrial Development Authority,                    12/15 at 100.00         BBB          1,279,807
                 Pennsylvania, Solid Waste Disposal Revenue Bonds,
                 International Paper Company, Series 2005B,
                 5.200%, 12/01/19 (Alternative Minimum Tax)

        1,750   Pennsylvania Economic Development Financing Authority,               11/08 at 102.00         N/R          1,830,098
                 Exempt Facilities Revenue Bonds, National Gypsum
                 Company, Series 1997B, 6.125%, 11/01/27 (Alternative
                 Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        3,010   Total Materials                                                                                           3,109,905
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 27.4% (16.8% OF TOTAL INVESTMENTS)

        1,800   Allegheny County, Pennsylvania, General Obligation Bonds,             5/11 at 100.00         AAA          1,905,246
                 Series 2000C-53, 5.250%, 11/01/20 - FGIC Insured

        2,200   Central Bucks County School District, Pennsylvania, General           5/13 at 100.00         Aaa          2,325,202
                 Obligation Bonds, Series 2003, 5.000%, 5/15/23 -
                 MBIA Insured

        1,255   Cumberland Valley School District, Cumberland County,                   No Opt. Call         Aaa          1,370,297
                 Pennsylvania, General Obligation Bonds, Series 2005,
                 5.000%, 11/15/15 - FSA Insured

        2,345   Delaware County, Pennsylvania, General Obligation Bonds,             10/15 at 100.00          AA          2,524,721
                 Series 2005, 5.000%, 10/01/20

        6,000   Delaware Valley Regional Finance Authority, Pennsylvania,               No Opt. Call         AA-          6,851,940
                 Local Government Revenue Bonds, Series 2002,
                 5.750%, 7/01/17

        7,500   Montgomery County, Pennsylvania, General Obligation Bonds,            7/09 at 100.00         Aaa          7,697,850
                 Series 1999, 5.000%, 7/15/24

        1,000   New Castle Area School District, Lawrence County,                     3/10 at 100.00         AAA          1,058,780
                 Pennsylvania, General Obligation Bonds, Series 2000,
                 5.600%, 3/01/25 - MBIA Insured

                Pennsylvania, General Obligation Bonds, Second Series 2005:
        1,500    5.000%, 1/01/18                                                      1/16 at 100.00          AA          1,627,260
        2,100    5.000%, 1/01/19                                                      1/16 at 100.00          AA          2,271,528


                                       49

                        Nuveen Pennsylvania Investment Quality Municipal Fund (NQP) (continued)
                             Portfolio of INVESTMENTS December 31, 2006 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (continued)

$       4,000   Pennsylvania, General Obligation Bonds, Series 2006-1,               10/16 at 100.00          AA     $    4,359,720
                 5.000%, 10/01/18

        3,000   Pittsburgh School District, Allegheny County, Pennsylvania,             No Opt. Call         AAA          3,374,100
                 General Obligation Refunding Bonds, Series 2002A,
                 5.500%, 9/01/15 - FSA Insured

        2,475   Pittsburgh, Pennsylvania, General Obligation Bonds,                     No Opt. Call         AAA          2,750,789
                 Series 2006B, 5.250%, 9/01/16 - FSA Insured

        1,070   Schuylkill Valley School District, Berks County, Pennsylvania,        4/16 at 100.00         Aaa          1,152,454
                 General Obligation Bonds, Series 2006A, 5.000%, 4/01/22 -
                 FGIC Insured

          445   State Public School Building Authority, Pennsylvania, School         11/13 at 100.00         AAA            483,377
                 Revenue Bonds, Conneaut School District, Series 2003,
                 5.250%, 11/01/21 - FGIC Insured

       21,000   State Public School Building Authority, Pennsylvania, Lease             No Opt. Call         AAA         24,798,060
                 Revenue Bonds, Philadelphia School District Project,
                 Series 2003, 5.500%, 6/01/28 - FSA Insured (UB)

        1,465   Stroudsburg Area School District, Monroe County, Pennsylvania,        4/12 at 100.00         AAA          1,546,879
                 General Obligation Bonds, Series 2001A, 5.000%, 4/01/18 -
                 FSA Insured

          415   Upper Merion Area School District, Montgomery County,                 2/13 at 100.00         Aa2            447,955
                 Pennsylvania, General Obligation Bonds, Series 2003,
                 5.250%, 2/15/19

        1,600   Woodland Hills School District, Allegheny County, Pennsylvania,       9/15 at 100.00         AAA          1,734,736
                 General Obligation Bonds, Series 2005D, 5.000%, 9/01/17 -
                 FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
       61,170   Total Tax Obligation/General                                                                             68,280,894
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 25.4% (15.6% OF TOTAL INVESTMENTS)

        5,045   Allegheny County Industrial Development Authority,                   11/12 at 100.00         AAA          5,321,264
                 Pennsylvania, Revenue Bonds, Guaranteed County Building
                 Project, Series 2002A, 5.000%, 11/01/22 - MBIA Insured

        3,500   Allegheny County Port Authority, Pennsylvania, Special                3/11 at 101.00         AAA          3,642,800
                 Transportation Revenue Bonds, Series 2001, 5.000%, 3/01/29 -
                 FGIC Insured

        9,050   Erie County Convention Center Authority, Pennsylvania,                1/15 at 100.00         AAA          9,568,203
                 Convention Center Revenue Bonds, Series 2005,
                 5.000%, 1/15/36 - FGIC Insured (UB)

        8,725   Pennsylvania Intergovernmental Cooperative Authority,                 6/09 at 100.00         AAA          8,876,814
                 Special Tax Revenue Refunding Bonds, Philadelphia Funding
                 Program, Series 1999, 4.750%, 6/15/23 - FGIC Insured

                Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue
                Bonds, Series 2006B:
        6,775    4.750%, 12/01/30 - AMBAC Insured (UB)                               12/16 at 100.00         AAA          7,021,712
        7,625    4.750%, 12/01/31 - AMBAC Insured (UB)                               12/16 at 100.00         AAA          7,896,412

          100   Pennsylvania Turnpike Commission, Registration Fee Revenue              No Opt. Call         AAA            111,634
                 Bonds, Series 2005A, 5.250%, 7/15/16 - FSA Insured

       10,935   Philadelphia Authority for Industrial Development, Pennsylvania,     10/11 at 101.00         AAA         11,579,835
                 Lease Revenue Bonds, Series 2001B, 5.250%, 10/01/30 -
                 FSA Insured

        2,700   Philadelphia Municipal Authority, Pennsylvania, Lease Revenue        11/13 at 100.00         AAA          2,902,392
                 Bonds, Series 2003B, 5.250%, 11/15/17 - FSA Insured

        4,000   Pittsburgh and Allegheny Counties Public Auditorium Authority,        8/09 at 101.00         AAA          4,136,400
                 Pennsylvania, Sales Tax Revenue Bonds, Regional Asset
                 District, Series 1999, 5.000%, 2/01/29 - AMBAC Insured

        1,090   Pittsburgh Urban Redevelopment Authority, Pennsylvania,               5/09 at 100.00          A2          1,140,434
                 Tax Increment Financing District Bonds, Center Triangle
                 Project, Series 1999A, 6.100%, 5/01/19

        3,140   Puerto Rico Infrastructure Financing Authority, Special Tax             No Opt. Call         AAA          1,023,703
                 Revenue Bonds, Series 2005A, 0.000%, 7/01/32 -
                 FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
       62,685   Total Tax Obligation/Limited                                                                             63,221,603
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION - 10.8% (6.6% OF TOTAL INVESTMENTS)

          630   Delaware River Joint Toll Bridge Commission, Pennsylvania             7/13 at 100.00          A2            675,272
                 and New Jersey, Revenue Bonds, Series 2003,
                 5.250%, 7/01/17

        2,035   Lehigh-Northampton Airport Authority, Pennsylvania, Airport           5/10 at 100.00         Aaa          2,163,958
                 Revenue Bonds, Lehigh Valley Airport System, Series 2000A,
                 6.000%, 5/15/30 - MBIA Insured (Alternative Minimum Tax)

        5,400   Pennsylvania Economic Development Financing Authority,                6/12 at 102.00           A          5,854,464
                 Revenue Bonds, Amtrak 30th Street Station Parking Garage,
                 Series 2002, 5.800%, 6/01/23 - ACA Insured
                 (Alternative Minimum Tax)


                                       50

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION (continued)

$       2,200   Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,            12/11 at 101.00         AAA     $    2,317,458
                 Series 2001R, 5.000%, 12/01/30 - AMBAC Insured

                Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
                Series 2006A:
        3,820    5.000%, 12/01/22 - AMBAC Insured                                     6/16 at 100.00         AAA          4,121,971
        2,930    5.000%, 12/01/24 - AMBAC Insured                                     6/16 at 100.00         AAA          3,152,094

        5,000   Philadelphia Airport System, Pennsylvania, Revenue Bonds,             6/11 at 101.00         AAA          5,241,300
                 Series 2001B, 5.250%, 6/15/31 - FGIC Insured (Alternative
                 Minimum Tax)

        3,250   Philadelphia Parking Authority, Pennsylvania, Airport Parking         9/09 at 101.00         AAA          3,389,458
                 Revenue Bonds, Series 1999, 5.250%, 9/01/29 - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
       25,265   Total Transportation                                                                                     26,915,975
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED - 24.9% (15.3% OF TOTAL INVESTMENTS) (4)

        3,550   Allegheny County, Pennsylvania, General Obligation Bonds,             5/11 at 100.00         AAA          3,778,052
                 Series 2000C-52, 5.250%, 11/01/23 (Pre-refunded 5/01/11) -
                 FGIC Insured

        1,320   Allegheny County, Pennsylvania, General Obligation Refunding          5/11 at 100.00         AAA          1,404,797
                 Bonds, Series 2000C-53, 5.250%, 11/01/20 (Pre-refunded
                 5/01/11) - FGIC Insured

          830   Delaware River Joint Toll Bridge Commission, Pennsylvania             7/13 at 100.00      A2 (4)            904,534
                 and New Jersey, Revenue Bonds, Series 2003,
                 5.250%, 7/01/17 (Pre-refunded 7/01/13)

        5,000   Erie, Pennsylvania, Water Authority, Water Revenue Bonds,            12/11 at 100.00         AAA          5,349,650
                 Series 2001A, 5.200%, 12/01/30 (Pre-refunded 12/01/11) -
                 MBIA Insured

        6,275   Hempfield Area School District, Westmoreland County,                  2/12 at 100.00         AAA          6,781,330
                 Pennsylvania, General Obligation Bonds, Series 2002,
                 5.375%, 2/15/18 (Pre-refunded 2/15/12) - FGIC Insured

        1,025   Norristown Area School District, Montgomery County,                   3/13 at 100.00         Aaa          1,101,096
                 Pennsylvania, General Obligation Bonds, Series 2003,
                 5.000%, 9/01/19 (Pre-refunded 3/01/13) - FGIC Insured

                Pennsylvania Turnpike Commission, Oil Franchise Tax Senior
                Lien Revenue Bonds, Series 2003A:
        1,500    5.250%, 12/01/15 (Pre-refunded 12/01/13) - MBIA Insured             12/13 at 100.00         AAA          1,646,070
        2,600    5.250%, 12/01/17 (Pre-refunded 12/01/13) - MBIA Insured             12/13 at 100.00         AAA          2,853,188
        2,125    5.250%, 12/01/18 (Pre-refunded 12/01/13) - MBIA Insured             12/13 at 100.00         AAA          2,331,933

        2,125   Pennsylvania Turnpike Commission, Oil Franchise Tax                  12/13 at 100.00         AAA          2,331,933
                 Subordinate Lien Revenue Bonds, Series 2003B,
                 5.250%, 12/01/18 (Pre-refunded 12/01/13) - MBIA Insured

        3,650   Pennsylvania Turnpike Commission, Registration Fee Revenue            7/11 at 101.00         AAA          3,887,907
                 Bonds, Series 2001, 5.000%, 7/15/41 (Pre-refunded 7/15/11) -
                 AMBAC Insured

          760   Philadelphia Gas Works, Pennsylvania, Revenue Bonds,                    No Opt. Call         AAA            909,895
                 Twelfth Series 1990B, 7.000%, 5/15/20 - MBIA Insured (ETM)

        3,400   Philadelphia School District, Pennsylvania, General Obligation        8/12 at 100.00         AAA          3,739,320
                 Bonds, Series 2002B, 5.625%, 8/01/18 (Pre-refunded 8/01/12) -
                 FGIC Insured

        6,100   Plum Borough School District, Allegheny County, Pennsylvania,         9/11 at 100.00         AAA          6,506,382
                 General Obligation Bonds, Series 2001, 5.250%, 9/15/30
                 (Pre-refunded 9/15/11) - FGIC Insured

          785   State Public School Building Authority, Pennsylvania, School         11/13 at 100.00         AAA            860,619
                 Revenue Bonds, Conneaut School District, Series 2003,
                 5.250%, 11/01/21 (Pre-refunded 11/01/13) - FGIC Insured

        2,000   Sto Rox School District, Allegheny County, Pennsylvania,             12/10 at 100.00         AAA          2,152,260
                 General Obligation Bonds, Series 2000, 5.800%, 6/15/30
                 (Pre-refunded 12/15/10) - MBIA Insured

        3,605   Upper Merion Area School District, Montgomery County,                 2/13 at 100.00     Aa2 (4)          3,920,041
                 Pennsylvania, General Obligation Bonds, Series 2003,
                 5.250%, 2/15/19 (Pre-refunded 2/15/13)

        3,000   Warrington Township Municipal Authority, Bucks County,               11/15 at 100.00         AAA          3,622,410
                 Pennsylvania, Water and Sewer Revenue Bonds, Series 1991,
                 7.100%, 12/01/21 (Pre-refunded 11/15/15) - FGIC Insured

        5,020   West View Borough Municipal Authority, Allegheny County,                No Opt. Call         AAA          6,236,848
                 Pennsylvania, Special Obligation Bonds, Series 1985A,
                 9.500%, 11/15/14 (ETM)

        1,700   Wilkes-Barre Area School District, Luzerne County,                    4/14 at 100.00         AAA          1,870,204
                 Pennsylvania, General Obligation Bonds, Series 2003A,
                 5.250%, 4/01/19 (Pre-refunded 4/01/14) - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       56,370   Total U.S. Guaranteed                                                                                    62,188,469
------------------------------------------------------------------------------------------------------------------------------------


                                       51

                        Nuveen Pennsylvania Investment Quality Municipal Fund (NQP) (continued)
                             Portfolio of INVESTMENTS December 31, 2006 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 6.6% (4.1% OF TOTAL INVESTMENTS)

$       1,250   Allegheny County Industrial Development Authority,                      No Opt. Call         AAA     $    1,295,863
                 Pennsylvania, Pollution Control Revenue Refunding Bonds,
                 Duquesne Light Company, Series 1999A, 4.350%, 12/01/13 -
                 AMBAC Insured

        2,015   Carbon County Industrial Development Authority, Pennsylvania,           No Opt. Call        BBB-          2,110,551
                 Resource Recovery Revenue Refunding Bonds, Panther Creek
                 Partners Project, Series 2000, 6.650%, 5/01/10 (Alternative
                 Minimum Tax)

        2,430   Lehigh County Industrial Development Authority, Pennsylvania,         2/15 at 100.00         AAA          2,491,649
                 Pollution Control Revenue Bonds, Pennsylvania Power and
                 Light Company, Series 2005, 4.750%, 2/15/27 - FGIC Insured

        3,500   Montgomery County Industrial Development Authority,                     No Opt. Call         AAA          3,804,710
                 Pennsylvania, Resource Recovery Revenue Refunding Bonds,
                 Montgomery County Montenay Project, Series 2002A,
                 5.250%, 11/01/13 - MBIA Insured

          700   Philadelphia Gas Works, Pennsylvania, Revenue Bonds,                  9/14 at 100.00         AAA            736,603
                 General Ordinance, Fifth Series 2004A-1, 5.000%, 9/01/26 -
                 FSA Insured

        2,000   Philadelphia Gas Works, Pennsylvania, Revenue Bonds,                  7/13 at 100.00         AAA          2,168,060
                 General Ordinance, Seventeenth Series 2003,
                 5.375%, 7/01/19 - FSA Insured

        3,700   York County Industrial Development Authority, Pennsylvania,           3/12 at 101.00        Baa1          3,911,862
                 Pollution Control Revenue Refunding Bonds, PSEG Power
                 Project, Series 2001A, 5.500%, 9/01/20

------------------------------------------------------------------------------------------------------------------------------------
       15,595   Total Utilities                                                                                          16,519,298
------------------------------------------------------------------------------------------------------------------------------------


                WATER AND SEWER - 13.4% (8.2% OF TOTAL INVESTMENTS)

        2,205   Bethlehem Authority, Northhampton and Lehigh Counties,               11/14 at 100.00         AAA          2,359,571
                 Pennsylvania, Guaranteed Water Revenue Bonds,
                 Series 2004, 5.000%, 11/15/20 - FSA Insured

        5,000   Delaware County Industrial Development Authority,                    10/12 at 100.00         AAA          5,294,350
                 Pennsylvania, Water Facilities Revenue Bonds, Philadelphia
                 Water Company, Series 2001, 5.350%, 10/01/31 -
                 AMBAC Insured (Alternative Minimum Tax)

                Delaware County Regional Water Quality Control Authority,
                Pennsylvania, Sewerage Revenue Bonds, Series 2001A:
        5,325    5.100%, 5/01/20 - FGIC Insured                                      11/11 at 100.00         AAA          5,628,312
        1,465    5.100%, 5/01/21 - FGIC Insured                                      11/11 at 100.00         AAA          1,548,446

        1,400   Delaware County Regional Water Quality Control Authority,             5/14 at 100.00         Aaa          1,521,408
                 Pennsylvania, Sewerage Revenue Bonds, Series 2004,
                 5.250%, 5/01/20 - MBIA Insured

        2,000   Harrisburg Authority, Dauphin County, Pennsylvania,                   7/14 at 100.00         AAA          2,129,780
                 Water Revenue Refunding Bonds, Series 2004,
                 5.000%, 7/15/22 - FSA Insured

        1,250   Lancaster Area Sewerage Authority, Pennsylvania, Sewerage             4/14 at 100.00         AAA          1,331,613
                 Revenue Bonds, Series 2004, 5.000%, 4/01/20 - MBIA Insured


                                       52

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER (continued)

                Philadelphia, Pennsylvania, Water and Wastewater Revenue
                Bonds, Series 2001A:
$       5,525    5.375%, 11/01/20 - FGIC Insured                                     11/12 at 100.00         AAA     $    5,981,032
        5,000    5.000%, 11/01/31 - FGIC Insured                                     11/12 at 100.00         AAA          5,244,550

        2,150   Philadelphia, Pennsylvania, Water and Wastewater Revenue              7/15 at 100.00         AAA          2,291,750
                 Bonds, Series 2005A, 5.000%, 7/01/23 - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------
       31,320   Total Water and Sewer                                                                                    33,330,812
------------------------------------------------------------------------------------------------------------------------------------
$     383,405   Total Investments (cost $386,801,576) - 163.0%                                                          406,528,581
=============-----------------------------------------------------------------------------------------------------------------------
                Floating Rate Obligations - (11.9)%                                                                     (29,610,000)
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.8%                                                                      4,423,742
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (52.9)%                                                       (132,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  249,342,323
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

                    (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

                    N/R  Not rated.

                  (ETM)  Escrowed to maturity.

                   (UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

                                 See accompanying notes to financial statements.

                        Nuveen Pennsylvania Premium Income Municipal Fund 2 (NPY)
                        Portfolio of
                                INVESTMENTS December 31, 2006 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 21.1% (13.3% OF TOTAL INVESTMENTS)

$       1,045   Allegheny County Higher Education Building Authority,                 5/09 at 102.00           A     $    1,087,437
                 Pennsylvania, College Revenue Bonds, Thiel College,
                 Series 1999A, 5.375%, 11/15/29 - ACA Insured

          200   Allegheny County Higher Education Building Authority,                   No Opt. Call        Baa3            238,858
                 Pennsylvania, College Revenue Refunding Bonds, Robert
                 Morris College, Series 1998A, 6.000%, 5/01/28

        1,245   Allegheny County Higher Education Building Authority,                 3/14 at 100.00         AAA          1,328,540
                 Pennsylvania, Revenue Bonds, Duquesne University,
                 Series 2004A, 5.000%, 3/01/19 - FGIC Insured

        1,140   Allegheny County Higher Education Building Authority,                 2/16 at 100.00        Baa3          1,158,525
                 Pennsylvania, Revenue Bonds, Robert Morris University,
                 Series 2006A, 4.750%, 2/15/26

        3,000   Chester County Health and Education Facilities Authority,            10/08 at 102.00         BB+          3,031,320
                 Pennsylvania, College Revenue Bonds, Immaculata College,
                 Series 1998, 5.625%, 10/15/27

                Delaware County Authority, Pennsylvania, Revenue Bonds,
                Villanova University, Series 2006:
        1,565    5.000%, 8/01/23 - AMBAC Insured                                      8/16 at 100.00         AAA          1,685,333
          770    5.000%, 8/01/24 - AMBAC Insured                                      8/16 at 100.00         AAA            828,574

                Delaware County Authority, Pennsylvania, Revenue Refunding
                Bonds, Villanova University, Series 2003:
        1,705    5.250%, 8/01/19 - FGIC Insured                                       8/13 at 100.00         AAA          1,847,333
        1,350    5.250%, 8/01/20 - FGIC Insured                                       8/13 at 100.00         AAA          1,462,698
        1,000    5.250%, 8/01/21 - FGIC Insured                                       8/13 at 100.00         AAA          1,083,480

        3,060   Indiana County Industrial Development Authority,                     11/14 at 100.00         AAA          3,256,605
                 Pennsylvania, Revenue Bonds, Student Cooperative
                 Association Inc./Indiana University of Pennsylvania - Student
                 Union Project, Series 2004, 5.000%, 11/01/24 - AMBAC Insured

        1,575   Montgomery County Higher Education and Health Authority,              4/16 at 100.00          AA          1,551,438
                 Pennsylvania, Revenue Bonds, Arcadia University,
                 Series 2006, 4.500%, 4/01/30 - RAAI Insured

        2,500   Montgomery County Industrial Development Authority,                   8/15 at 100.00         Aaa          2,670,425
                 Pennsylvania, Revenue Bonds, Hill School, Series 2005,
                 5.000%, 8/15/25 - MBIA Insured

        4,085   Pennsylvania Higher Educational Facilities Authority,                 6/12 at 100.00         Aaa          4,321,562
                 General Revenue Bonds, State System of Higher Education,
                 Series 2002W, 5.000%, 6/15/19 - AMBAC Insured

        1,285   Pennsylvania Higher Educational Facilities Authority, Revenue         5/16 at 100.00          A-          1,312,640
                 Bonds, Allegheny College, Series 2006, 4.750%, 5/01/31

        1,000   Pennsylvania Higher Educational Facilities Authority, Revenue         5/08 at 101.00         Aaa          1,028,210
                 Bonds, LaSalle University, Series 1998, 5.250%, 5/01/23 -
                 MBIA Insured

        2,100   Pennsylvania Higher Educational Facilities Authority, Revenue         6/10 at 100.00          AA          2,233,350
                 Bonds, Philadelphia University, Series 2000, 6.000%, 6/01/29 -
                 RAAI Insured

        3,000   Pennsylvania Higher Educational Facilities Authority, Revenue         4/16 at 100.00         AAA          3,236,010
                 Bonds, Temple University, First Series of 2006,
                 5.000%, 4/01/21 - MBIA Insured

        5,750   Pennsylvania Higher Educational Facilities Authority, Revenue         1/13 at 100.00          A1          5,977,988
                 Bonds, Thomas Jefferson University, Series 2002,
                 5.000%, 1/01/32

        2,000   Pennsylvania Higher Educational Facilities Authority, Revenue         7/15 at 100.00          AA          2,117,520
                 Bonds, University of Pennsylvania, Series 2005C,
                 5.000%, 7/15/38

        1,310   Pennsylvania Higher Educational Facilities Authority, Revenue         7/13 at 100.00          AA          1,415,730
                 Bonds, Ursinus College, Series 2003, 5.500%, 1/01/24 -
                 RAAI Insured

        1,000   Pennsylvania Higher Educational Facilities Authority,                 5/15 at 100.00         AAA          1,028,730
                 University of the Sciences in Philadelphia Revenue Bonds,
                 Series 2005, 4.750%, 11/01/33 - XLCA Insured

          470   Philadelphia Authority for Industrial Development, Pennsylvania,      1/17 at 100.00         BBB            485,703
                 Revenue Bonds, Franklin Towne Charter High School,
                 Series 2006A, 5.250%, 1/01/27

        1,545   State Public School Building Authority, Pennsylvania,                 5/15 at 100.00         Aaa          1,661,725
                 College Revenue Bonds, Montgomery County Community
                 College, Series 2005, 5.000%, 5/01/18 - AMBAC Insured


                                       54

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS (continued)

$       2,270   Swarthmore Boro Authority, Pennsylvania, College Revenue              9/16 at 100.00         Aaa     $    2,429,354
                 Bonds, Swarthmore College, Series 2006A, 5.000%, 9/15/30

          750   Union County, Higher Education Facilities Financing Authority,        4/13 at 100.00         Aa2            810,645
                 Pennsylvania, Revenue Bonds, Bucknell University,
                 Series 2002A, 5.250%, 4/01/19

           10   Wilkes-Barre General Municipal Authority, Pennsylvania,               6/07 at 100.00         N/R             10,033
                 College Revenue Refunding Bonds, College of Misericordia,
                 Series 1992B, 7.750%, 12/01/12

------------------------------------------------------------------------------------------------------------------------------------
       46,730   Total Education and Civic Organizations                                                                  49,299,766
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 15.2% (9.6% OF TOTAL INVESTMENTS)

        1,455   Allegheny County Hospital Development Authority,                      4/15 at 100.00        Baa2          1,501,124
                 Pennsylvania, Revenue Bonds, Ohio Valley General Hospital,
                 Series 2005A, 5.125%, 4/01/35

       14,000   Allegheny County Hospital Development Authority,                      4/07 at 102.00         AAA         14,336,418
                 Pennsylvania, Revenue Bonds, University of Pittsburgh
                 Medical Center System, Series 1997A, 5.625%, 4/01/27 -
                 MBIA Insured

        1,230   Erie County Hospital Authority, Pennsylvania, Revenue Bonds,         11/12 at 100.00         AAA          1,312,459
                 Hamot Health Foundation, Series 2002, 5.250%, 11/01/16 -
                 AMBAC Insured

        5,000   Lebanon County Health Facilities Authority, Pennsylvania,            11/12 at 101.00         BBB          5,398,650
                 Revenue Bonds, Good Samaritan Hospital Project,
                 Series 2002, 5.900%, 11/15/28

        2,425   Lehigh County General Purpose Authority, Pennsylvania,                8/13 at 100.00        Baa1          2,552,410
                 Hospital Revenue Bonds, St. Luke's Hospital of Bethlehem,
                 Series 2003, 5.375%, 8/15/33

        1,250   Lehigh County General Purpose Authority, Pennsylvania,               11/14 at 100.00           A          1,333,850
                 Revenue Bonds, Good Shepherd Group, Series 2004A,
                 5.500%, 11/01/24

                Pottsville Hospital Authority, Pennsylvania, Hospital Revenue
                Bonds, Pottsville Hospital and Warne Clinic, Series 1998:
        2,000    5.500%, 7/01/18                                                      7/08 at 100.00         BB+          2,006,860
        2,000    5.625%, 7/01/24                                                      7/08 at 100.00         BB+          2,006,980

                Sayre Health Care Facility Authority, Pennsylvania, Revenue
                Bonds, Latrobe Area Hospital, Series 2002A:
        1,700    5.250%, 7/01/14 - AMBAC Insured                                      7/12 at 100.00         AAA          1,815,753
        1,200    5.250%, 7/01/15 - AMBAC Insured                                      7/12 at 100.00         AAA          1,279,260

                Southcentral Pennsylvania General Authority, Revenue Bonds,
                Hanover Hospital Inc., Series 2005:
          475    5.000%, 12/01/27 - RAAI Insured                                     12/15 at 100.00          AA            498,152
          330    5.000%, 12/01/29 - RAAI Insured                                     12/15 at 100.00          AA            347,081

        1,015   St. Mary Hospital Authority, Pennsylvania, Health System             11/14 at 100.00          A1          1,080,782
                 Revenue Bonds, Catholic Health East, Series 2004B,
                 5.375%, 11/15/34

------------------------------------------------------------------------------------------------------------------------------------
       34,080   Total Health Care                                                                                        35,469,779
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/MULTIFAMILY - 5.4% (3.4% OF TOTAL INVESTMENTS)

        4,005   Bucks County Redevelopment Authority, Pennsylvania,                   2/07 at 100.00        Baa2          4,010,126
                 Section 8 Assisted Second Lien Multifamily Mortgage
                 Revenue Bonds, Country Commons Apartments,
                 Series 1993A, 6.200%, 8/01/14 (Alternative Minimum Tax)

        2,000   Delaware County Industrial Development Authority,                     4/12 at 100.00         AAA          2,081,620
                 Pennsylvania, Multifamily Housing Revenue Bonds, Darby
                 Townhouses Project, Series 2002A, 5.500%, 4/01/32
                 (Mandatory put 4/01/22) (Alternative Minimum Tax)

                Pennsylvania Higher Educational Facilities Authority, Revenue
                Bonds, Slippery Rock University Foundation Inc., Student
                Housing Project, Series 2005A:
        2,035    5.000%, 7/01/19 - XLCA Insured                                       7/15 at 100.00         AAA          2,185,041
        3,400    5.000%, 7/01/37 - XLCA Insured                                       7/15 at 100.00         AAA          3,591,590

          740   Philadelphia Authority for Industrial Development,                    5/15 at 102.00        Baa2            772,856
                 Pennsylvania, Multifamily Housing Revenue Bonds,
                 Presbyterian Homes Germantown - Morrisville Project,
                 Series 2005A, 5.625%, 7/01/35

------------------------------------------------------------------------------------------------------------------------------------
       12,180   Total Housing/Multifamily                                                                                12,641,233
------------------------------------------------------------------------------------------------------------------------------------


                                       55

                        Nuveen Pennsylvania Premium Income Municipal Fund 2 (NPY) (continued)
                             Portfolio of INVESTMENTS December 31, 2006 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 5.1% (3.2% OF TOTAL INVESTMENTS)

$       1,025   Allegheny County Residential Finance Authority, Pennsylvania,        11/10 at 100.00         Aaa     $    1,065,590
                 GNMA Mortgage-Backed Securities Program Single Family
                 Mortgage Revenue Bonds, Series 2000II-2, 5.900%, 11/01/32
                 (Alternative Minimum Tax)

        4,000   Pennsylvania Housing Finance Agency, Single Family                   10/15 at 100.00         AA+          4,065,520
                 Mortgage Revenue Bonds, Series 1995A, 4.900%, 10/01/37
                 (Alternative Minimum Tax)

          350   Pennsylvania Housing Finance Agency, Single Family                    6/08 at 101.50         AA+            359,587
                 Mortgage Revenue Bonds, Series 1998-62A,
                 5.500%, 10/01/22 (Alternative Minimum Tax)

        1,440   Pennsylvania Housing Finance Agency, Single Family Mortgage           4/15 at 100.00         AA+          1,478,678
                 Revenue Bonds, Series 2006-93A, 4.950%, 10/01/26
                 (Alternative Minimum Tax)

        3,300   Pennsylvania Housing Finance Agency, Single Family Mortgage          10/15 at 100.00         AA+          3,417,810
                 Revenue Bonds, Series 2006-94A, 5.150%, 10/01/37
                 (Alternative Minimum Tax)

                Pittsburgh Urban Redevelopment Authority, Pennsylvania,
                Mortgage Revenue Bonds, Series 1997A:
          845    6.150%, 10/01/16 (Alternative Minimum Tax)                           4/07 at 102.00         AAA            853,475
          765    6.200%, 10/01/21 (Alternative Minimum Tax)                           4/07 at 102.00         AAA            782,794

------------------------------------------------------------------------------------------------------------------------------------
       11,725   Total Housing/Single Family                                                                              12,023,454
------------------------------------------------------------------------------------------------------------------------------------


                INDUSTRIALS - 3.0% (1.9% OF TOTAL INVESTMENTS)

        2,000   New Morgan Industrial Development Authority, Pennsylvania,            4/07 at 100.00         BB-          1,999,840
                 Solid Waste Disposal Revenue Bonds, New Morgan Landfill
                 Company Inc., Series 1994, 6.500%, 4/01/19 (Alternative
                 Minimum Tax)

        2,000   Pennsylvania Economic Development Financing Authority,                5/11 at 101.00          A3          2,144,320
                 Exempt Facilities Revenue Bonds, Amtrak Project,
                 Series 2001A, 6.250%, 11/01/31 (Alternative Minimum Tax)

        2,750   Pennsylvania Industrial Development Authority, Economic               7/12 at 101.00         AAA          3,009,078
                 Development Revenue Bonds, Series 2002, 5.500%, 7/01/17 -
                 AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
        6,750   Total Industrials                                                                                         7,153,238
------------------------------------------------------------------------------------------------------------------------------------


                LONG-TERM CARE - 4.6% (2.9% OF TOTAL INVESTMENTS)

        1,000   Cumberland County Municipal Authority, Pennsylvania,                 12/12 at 100.00          AA          1,037,550
                 Revenue Bonds, Presbyterian Homes Inc., Series 2003A,
                 5.000%, 12/01/22 - RAAI Insured

                Lancaster County Hospital Authority, Pennsylvania, Health
                Center Revenue Bonds, Masonic Homes Project, Series 2006:
        1,565    5.000%, 11/01/31                                                    11/16 at 100.00          A+          1,637,334
          620    5.000%, 11/01/36                                                    11/16 at 100.00          A+            647,652

                Pennsylvania Economic Development Financing Authority,
                Revenue Bonds, Dr. Gertrude A. Barber Center Inc., Series 2000:
        1,000    6.150%, 12/01/20 - RAAI Insured                                      2/07 at 100.00          AA          1,001,780
        2,000    5.900%, 12/01/30 - RAAI Insured                                     12/10 at 100.00          AA          2,135,780

        1,230   Pennsylvania Economic Development Financing Authority,                6/08 at 100.00         BB+          1,202,116
                 Revenue Bonds, Northwestern Human Services Inc.,
                 Series 1998A, 5.250%, 6/01/28

                Philadelphia Authority for Industrial Development, Pennsylvania,
                Health Care Facilities Revenue Bonds, Paul's Run, Series 1998A:
        1,350    5.750%, 5/15/18                                                      5/08 at 102.00         N/R          1,375,988
        1,650    5.875%, 5/15/28                                                      5/08 at 102.00         N/R          1,685,772

------------------------------------------------------------------------------------------------------------------------------------
       10,415   Total Long-Term Care                                                                                     10,723,972
------------------------------------------------------------------------------------------------------------------------------------


                MATERIALS - 2.7% (1.7% OF TOTAL INVESTMENTS)

        1,190   Bradford County Industrial Development Authority,                    12/15 at 100.00         BBB          1,208,707
                 Pennsylvania, Solid Waste Disposal Revenue Bonds,
                 International Paper Company, Series 2005B,
                 5.200%, 12/01/19 (Alternative Minimum Tax)

          500   Erie County Industrial Development Authority, Pennsylvania,           9/10 at 101.00         BBB            528,725
                 Environmental Improvement Revenue Refunding Bonds,
                 Series 2000B, 6.000%, 9/01/16 (Alternative Minimum Tax)

        4,500   Pennsylvania Economic Development Financing Authority,               11/08 at 102.00         N/R          4,705,965
                 Exempt Facilities Revenue Bonds, National Gypsum
                 Company, Series 1997B, 6.125%, 11/01/27 (Alternative
                 Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        6,190   Total Materials                                                                                           6,443,397
------------------------------------------------------------------------------------------------------------------------------------


                                       56

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 23.3% (14.7% OF TOTAL INVESTMENTS)

$       2,120   Central Bucks County School District, Pennsylvania, General           5/13 at 100.00         Aaa     $    2,240,649
                 Obligation Bonds, Series 2003, 5.000%, 5/15/23 - MBIA Insured

        1,250   Cumberland Valley School District, Cumberland County,                   No Opt. Call         Aaa          1,364,838
                 Pennsylvania, General Obligation Bonds, Series 2005,
                 5.000%, 11/15/15 - FSA Insured

        2,315   Delaware County, Pennsylvania, General Obligation Bonds,             10/15 at 100.00          AA          2,492,422
                 Series 2005, 5.000%, 10/01/20

                Harrisburg Redevelopment Authority, Dauphin County,
                Pennsylvania, Guaranteed Revenue Bonds, Series 1998B:
        1,750    0.000%, 5/01/22 - FSA Insured                                         5/16 at 75.56         AAA            875,070
        2,750    0.000%, 11/01/22 - FSA Insured                                        5/16 at 73.64         AAA          1,340,075
        2,750    0.000%, 5/01/23 - FSA Insured                                         5/16 at 71.71         AAA          1,300,255

        1,000   New Castle Area School District, Lawrence County,                     3/10 at 100.00         AAA          1,058,780
                 Pennsylvania, General Obligation Bonds, Series 2000,
                 5.600%, 3/01/25 - MBIA Insured

        2,115   Owen J. Roberts School District, Chester County, Pennsylvania,        5/16 at 100.00         Aaa          2,272,948
                 General Obligation Bonds, Series 2006, 5.000%, 5/15/24 -
                 FSA Insured

       10,000   Pennsylvania Public School Building Authority, Lease Revenue         12/16 at 100.00         AAA         10,000,000
                 Bonds, School District of Philadelphia, Series 2006B,
                 4.500%, 6/01/32 - FSA Insured (UB)

                Pennsylvania, General Obligation Bonds, Second Series 2005:
        2,000    5.000%, 1/01/18                                                      1/16 at 100.00          AA          2,169,680
        1,900    5.000%, 1/01/19                                                      1/16 at 100.00          AA          2,055,192

        3,200   Pennsylvania, General Obligation Bonds, Series 2006-1,               10/16 at 100.00          AA          3,487,776
                 5.000%, 10/01/18

        2,700   Pittsburgh, Pennsylvania, General Obligation Bonds,                     No Opt. Call         AAA          3,000,861
                 Series 2006B, 5.250%, 9/01/16 - FSA Insured

                State Public School Building Authority, Berkes County,
                Pennsylvania, School Revenue Bonds, Brandywine Heights Area
                School District, Series 2003:
        2,930    5.000%, 2/01/20 - FGIC Insured                                       2/13 at 100.00         Aaa          3,115,323
        1,955    5.000%, 2/01/21 - FGIC Insured                                       2/13 at 100.00         Aaa          2,078,654

                State Public School Building Authority, Pennsylvania, School
                Revenue Bonds, Conneaut School District, Series 2003:
          360    5.250%, 11/01/21 - FGIC Insured                                     11/13 at 100.00         AAA            391,046
          490    5.250%, 11/01/22 - FGIC Insured                                     11/13 at 100.00         AAA            529,651

        2,550   State Public School Building Authority, Pennsylvania, School          5/13 at 100.00         Aaa          2,491,325
                 Revenue Bonds, York City School District, Series 2003,
                 4.000%, 5/01/21 - FSA Insured

        1,535   Stroudsburg Area School District, Monroe County,                      4/12 at 100.00         AAA          1,620,791
                 Pennsylvania, General Obligation Bonds, Series 2001A,
                 5.000%, 4/01/19 - FSA Insured

        8,900   West Chester Area School District, Chester and Delaware               8/16 at 100.00         Aaa          8,965,371
                 Counties, Pennsylvania, General Obligation Bonds,
                 Series 2006A, 4.500%, 2/15/26 - FSA Insured (UB)

        1,400   Woodland Hills School District, Allegheny County,                     9/15 at 100.00         AAA          1,517,894
                 Pennsylvania, General Obligation Bonds, Series 2005D,
                 5.000%, 9/01/17 - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
       55,970   Total Tax Obligation/General                                                                             54,368,601
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 13.6% (8.6% OF TOTAL INVESTMENTS)

        1,500   Erie County Convention Center Authority, Pennsylvania,                1/15 at 100.00         AAA          1,585,890
                 Convention Center Revenue Bonds, Series 2005,
                 5.000%, 1/15/36 - FGIC Insured

                Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue
                Bonds, Series 2006B:
        6,780    4.750%, 12/01/30 - AMBAC Insured (UB)                               12/16 at 100.00         AAA          7,026,894
        7,625    4.750%, 12/01/31 - AMBAC Insured (UB)                               12/16 at 100.00         AAA          7,896,412

        1,700   Pennsylvania Turnpike Commission, Registration Fee Revenue              No Opt. Call         AAA          1,897,778
                 Bonds, Series 2005A, 5.250%, 7/15/16 - FSA Insured

        7,015   Philadelphia Municipal Authority, Pennsylvania, Lease Revenue        11/13 at 100.00         AAA          7,540,843
                 Bonds, Series 2003B, 5.250%, 11/15/17 - FSA Insured

        2,880   Puerto Rico Infrastructure Financing Authority, Special Tax             No Opt. Call         AAA            938,938
                 Revenue Bonds, Series 2005A, 0.000%, 7/01/32 -
                 FGIC Insured

        2,405   Puerto Rico, Highway Revenue Bonds, Highway and                         No Opt. Call         AAA          2,784,269
                 Transportation Authority, Series 2003AA, 5.500%, 7/01/19 -
                 MBIA Insured


                                       57

                        Nuveen Pennsylvania Premium Income Municipal Fund 2 (NPY) (continued)
                             Portfolio of INVESTMENTS December 31, 2006 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

                York County School of Technology Authority, Pennsylvania,
                Lease Revenue Bonds, Series 2003:
$       1,000    5.375%, 2/15/20 - FGIC Insured                                       2/13 at 100.00         Aaa     $    1,084,480
        1,000    5.500%, 2/15/22 - FGIC Insured                                       2/13 at 100.00         Aaa          1,087,550

------------------------------------------------------------------------------------------------------------------------------------
       31,905   Total Tax Obligation/Limited                                                                             31,843,054
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION - 18.6% (11.7% OF TOTAL INVESTMENTS)

        2,300   Allegheny County, Pennsylvania, Airport Revenue Refunding             1/08 at 101.00         AAA          2,350,048
                 Bonds, Pittsburgh International Airport, Series 1997A,
                 5.250%, 1/01/16 - MBIA Insured (Alternative Minimum Tax)

          650   Delaware River Joint Toll Bridge Commission, Pennsylvania             7/13 at 100.00          A2            696,709
                 and New Jersey, Revenue Bonds, Series 2003,
                 5.250%, 7/01/17

        4,600   Pennsylvania Economic Development Financing Authority,                6/12 at 102.00           A          4,981,524
                 Revenue Bonds, Amtrak 30th Street Station Parking Garage,
                 Series 2002, 5.875%, 6/01/33 - ACA Insured (Alternative
                 Minimum Tax)

        3,575   Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,            12/11 at 101.00         AAA          3,765,869
                 Series 2001R, 5.000%, 12/01/30 - AMBAC Insured

        2,680   Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,             6/16 at 100.00         AAA          2,883,144
                 Series 2006A, 5.000%, 12/01/24 - AMBAC Insured

       10,000   Philadelphia Authority for Industrial Development,                    7/11 at 101.00         AAA         10,520,399
                 Pennsylvania, Airport Revenue Bonds, Philadelphia Airport
                 System Project, Series 2001A, 5.250%, 7/01/28 -
                 FGIC Insured (Alternative Minimum Tax)

        6,525   Pittsburgh and Allegheny County Sports and Exhibition                 6/07 at 100.00         Aaa          6,532,895
                 Authority, Pennsylvania, Parking Revenue Bonds,
                 Series 2001A, 5.350%, 12/01/26 - AMBAC Insured

        2,000   Pittsburgh Public Parking Authority, Pennsylvania, Parking           12/15 at 100.00         AAA          2,140,260
                 Revenue Bonds, Series 2005B, 5.000%, 12/01/23 -
                 FGIC Insured

        2,355   Scranton Parking Authority, Pennsylvania, Guaranteed Parking          9/13 at 100.00         AAA          2,488,010
                 Revenue Bonds, Series 2004, 5.000%, 9/15/33 - FGIC Insured

        6,700   Susquehanna Area Regional Airport Authority, Pennsylvania,            1/13 at 100.00         Aaa          6,987,296
                 Airport System Revenue Bonds, Series 2003B,
                 5.000%, 1/01/33 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
       41,385   Total Transportation                                                                                     43,346,154
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED - 23.8% (15.0% OF TOTAL INVESTMENTS) (4)

        1,695   Allegheny County Sanitary Authority, Pennsylvania, Sewerage          12/10 at 101.00         AAA          1,823,600
                 Revenue Bonds, Series 2000, 5.500%, 12/01/30
                 (Pre-refunded 12/01/10) - MBIA Insured

                Butler County, Pennsylvania, General Obligation Bonds,
                Series 2003:
        1,000    5.250%, 7/15/21 (Pre-refunded 7/15/13) - FGIC Insured                7/13 at 100.00         AAA          1,092,680
        1,200    5.250%, 7/15/23 (Pre-refunded 7/15/13) - FGIC Insured                7/13 at 100.00         AAA          1,311,216

          850   Delaware River Joint Toll Bridge Commission, Pennsylvania             7/13 at 100.00      A2 (4)            926,330
                 and New Jersey, Revenue Bonds, Series 2003,
                 5.250%, 7/01/17 (Pre-refunded 7/01/13)

        2,110   Fayette County, Pennsylvania, General Obligation Bonds,              11/10 at 100.00         AAA          2,259,705
                 Series 2000, 5.625%, 11/15/28 (Pre-refunded 11/15/10) -
                 AMBAC Insured

                Norristown Area School District, Montgomery County,
                Pennsylvania, General Obligation Bonds, Series 2003:
        1,000    5.000%, 9/01/19 (Pre-refunded 3/01/13) - FGIC Insured                3/13 at 100.00         Aaa          1,074,240
        1,000    5.000%, 9/01/20 (Pre-refunded 3/01/13) - FGIC Insured                3/13 at 100.00         Aaa          1,074,240
        1,735    5.000%, 9/01/21 (Pre-refunded 3/01/13) - FGIC Insured                3/13 at 100.00         Aaa          1,863,806
        2,000    5.000%, 9/01/22 (Pre-refunded 3/01/13) - FGIC Insured                3/13 at 100.00         Aaa          2,148,480
        2,270    5.000%, 9/01/23 (Pre-refunded 3/01/13) - FGIC Insured                3/13 at 100.00         Aaa          2,438,525
        2,600    5.000%, 9/01/24 (Pre-refunded 3/01/13) - FGIC Insured                3/13 at 100.00         Aaa          2,793,024

        1,110   North Hills School District, Allegheny County, Pennsylvania,         12/15 at 100.00         AAA          1,215,284
                 General Obligation Bonds, Series 2005, 5.000%, 12/15/20
                 (Pre-refunded 12/15/15) - FSA Insured

        1,140   Pennsylvania Higher Educational Facilities Authority, College           No Opt. Call         Aaa          1,304,228
                 Revenue Bonds, Ninth Series 1976, 7.625%, 7/01/15 (ETM)

        1,500   Pennsylvania Higher Educational Facilities Authority, Revenue         7/11 at 101.00         AAA          1,597,770
                 Bonds, Temple University, Series 2001, 5.000%, 7/15/31
                 (Pre-refunded 7/15/11) - MBIA Insured


                                       58

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED (4) (continued)

                Pennsylvania Turnpike Commission, Oil Franchise Tax Senior
                Lien Revenue Bonds, Series 2003A:
$       1,000    5.250%, 12/01/15 (Pre-refunded 12/01/13) - MBIA Insured             12/13 at 100.00         AAA     $    1,097,380
        2,400    5.250%, 12/01/17 (Pre-refunded 12/01/13) - MBIA Insured             12/13 at 100.00         AAA          2,633,712
        2,000    5.250%, 12/01/18 (Pre-refunded 12/01/13) - MBIA Insured             12/13 at 100.00         AAA          2,194,760
        1,000    5.250%, 12/01/19 (Pre-refunded 12/01/13) - MBIA Insured             12/13 at 100.00         AAA          1,097,380

        2,000   Pennsylvania Turnpike Commission, Oil Franchise Tax                  12/13 at 100.00         AAA          2,194,760
                 Subordinate Lien Revenue Bonds, Series 2003B,
                 5.250%, 12/01/18 (Pre-refunded 12/01/13) - MBIA Insured

        5,750   Philadelphia Gas Works, Pennsylvania, Revenue Bonds,                  7/09 at 101.00         AAA          6,000,125
                 General Ordinance, Second Series 1999, 5.000%, 7/01/29
                 (Pre-refunded 7/01/09) - FSA Insured

                Philadelphia Hospitals and Higher Education Facilities
                Authority, Pennsylvania, Hospital Revenue Bonds, Presbyterian
                Medical Center of Philadelphia, Series 1993:
        1,000    6.500%, 12/01/11 (ETM)                                                 No Opt. Call         AAA          1,077,320
        3,740    6.650%, 12/01/19 (ETM)                                                 No Opt. Call         AAA          4,541,407

        4,050   State Public School Building Authority, Pennsylvania, Lease           6/13 at 100.00         AAA          4,361,607
                 Revenue Bonds, Philadelphia School District, Series 2003,
                 5.000%, 6/01/33 (Pre-refunded 6/01/13) - FSA Insured

                State Public School Building Authority, Pennsylvania, School
                Revenue Bonds, Conneaut School District, Series 2003:
          640    5.250%, 11/01/21 (Pre-refunded 11/01/13) - FGIC Insured             11/13 at 100.00         AAA            701,651
          865    5.250%, 11/01/22 (Pre-refunded 11/01/13) - FGIC Insured             11/13 at 100.00         AAA            948,325

        2,500   West Cornwall Township Municipal Authority, Pennsylvania,            12/11 at 100.00    BBB+ (4)          2,745,375
                 College Revenue Bonds, Elizabethtown College Project,
                 Series 2001, 5.900%, 12/15/18 (Pre-refunded 12/15/11)

        1,520   West View Borough Municipal Authority, Allegheny County,                No Opt. Call         AAA          1,888,448
                 Pennsylvania, Special Obligation Bonds, Series 1985A,
                 9.500%, 11/15/14 (ETM)

        1,000   Wilkes-Barre Area School District, Luzerne County,                    4/14 at 100.00         AAA          1,100,120
                 Pennsylvania, General Obligation Bonds, Series 2003A,
                 5.250%, 4/01/19 (Pre-refunded 4/01/14) - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       50,675   Total U.S. Guaranteed                                                                                    55,505,498
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 12.0% (7.5% OF TOTAL INVESTMENTS)

        1,125   Allegheny County Industrial Development Authority,                      No Opt. Call         AAA          1,166,276
                 Pennsylvania, Pollution Control Revenue Refunding Bonds,
                 Duquesne Light Company, Series 1999A, 4.350%, 12/01/13 -
                 AMBAC Insured

        8,000   Beaver County Industrial Development Authority, Pennsylvania,         6/08 at 102.00         AAA          8,298,719
                 Exempt Facilities Revenue Bonds, Shippingport Project,
                 Series 1998A, 5.375%, 6/01/28 - AMBAC Insured
                 (Alternative Minimum Tax)

        2,735   Carbon County Industrial Development Authority,                         No Opt. Call        BBB-          2,864,694
                 Pennsylvania, Resource Recovery Revenue Refunding Bonds,
                 Panther Creek Partners Project, Series 2000, 6.650%, 5/01/10
                 (Alternative Minimum Tax)

        7,590   Indiana County Industrial Development Authority, Pennsylvania,        5/07 at 102.00         AAA          7,791,817
                 Pollution Control Revenue Bonds, Metropolitan Edison
                 Company, Series 1997A, 5.950%, 5/01/27 - AMBAC Insured
                 (Alternative Minimum Tax)

        2,000   Indiana County Industrial Development Authority,                      6/12 at 101.00        Baa1          2,119,500
                 Pennsylvania, Pollution Control Revenue Refunding Bonds,
                 PSEG Power LLC, Series 2001A, 5.850%, 6/01/27
                 (Alternative Minimum Tax)

        2,150   Lehigh County Industrial Development Authority, Pennsylvania,         2/15 at 100.00         AAA          2,204,546
                 Pollution Control Revenue Bonds, Pennsylvania Power and
                 Light Company, Series 2005, 4.750%, 2/15/27 - FGIC Insured

        1,530   Montgomery County Industrial Development Authority,                     No Opt. Call         AAA          1,663,202
                 Pennsylvania, Resource Recovery Revenue Refunding Bonds,
                 Montgomery County Montenay Project, Series 2002A,
                 5.250%, 11/01/13 - MBIA Insured

          700   Philadelphia Gas Works, Pennsylvania, Revenue Bonds,                  9/14 at 100.00         AAA            736,603
                 General Ordinance, Fifth Series 2004A-1, 5.000%, 9/01/26 -
                 FSA Insured

        1,000   Philadelphia Gas Works, Pennsylvania, Revenue Bonds,                  7/13 at 100.00         AAA          1,084,030
                 General Ordinance, Seventeenth Series 2003,
                 5.375%, 7/01/19 - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
       26,830   Total Utilities                                                                                          27,929,387
------------------------------------------------------------------------------------------------------------------------------------


                                       59

                        Nuveen Pennsylvania Premium Income Municipal Fund 2 (NPY) (continued)
                             Portfolio of INVESTMENTS December 31, 2006 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 10.4% (6.5% OF TOTAL INVESTMENTS)

$         305   Allegheny County Sanitary Authority, Pennsylvania, Sewerage          12/10 at 101.00         AAA     $      326,350
                 Revenue Bonds, Series 2000, 5.500%, 12/01/30 -
                 MBIA Insured

        2,500   Bethlehem Authority, Northhampton and Lehigh Counties,               11/14 at 100.00         AAA          2,675,250
                 Pennsylvania, Guaranteed Water Revenue Bonds,
                 Series 2004, 5.000%, 11/15/20 - FSA Insured

        4,000   Bucks County Industrial Development Authority, Pennsylvania,          3/12 at 100.00         AAA          4,257,040
                 Water Facility Revenue Bonds, Pennsylvania Suburban Water
                 Company, Series 2002, 5.550%, 9/01/32 - FGIC Insured
                 (Alternative Minimum Tax)

        1,615   Delaware County Regional Water Quality Control Authority,             5/14 at 100.00         Aaa          1,753,971
                 Pennsylvania, Sewerage Revenue Bonds, Series 2004,
                 5.250%, 5/01/23 - MBIA Insured

        2,000   Harrisburg Authority, Dauphin County, Pennsylvania, Water             7/14 at 100.00         AAA          2,129,780
                 Revenue Refunding Bonds, Series 2004, 5.000%, 7/15/22 -
                 FSA Insured

        1,315   Lancaster Area Sewerage Authority, Pennsylvania, Sewerage             4/14 at 100.00         AAA          1,399,160
                 Revenue Bonds, Series 2004, 5.000%, 4/01/21 - MBIA Insured

        3,360   Mercer County Industrial Development Authority, Pennsylvania,         7/10 at 100.00         AAA          3,585,120
                 Water Facility Revenue Bonds, Consumers Water Company,
                 Shenango Valley Division Project, Series 2000,
                 6.000%, 7/01/30 - MBIA Insured (Alternative Minimum Tax)

                Norristown Municipal Waste Authority, Pennsylvania, Sewer
                Revenue Bonds, Series 2003:
        1,140    5.125%, 11/15/22 - FGIC Insured                                     11/13 at 100.00         Aaa          1,212,664
        2,535    5.125%, 11/15/23 - FGIC Insured                                     11/13 at 100.00         Aaa          2,691,891

        2,000   Philadelphia, Pennsylvania, Water and Wastewater Revenue              7/15 at 100.00         AAA          2,131,860
                 Bonds, Series 2005A, 5.000%, 7/01/23 - FSA Insured

        2,000   Unity Township Municipal Authority, Pennsylvania, Sewerage           12/14 at 100.00         AAA          2,114,400
                 Revenue Bonds, Series 2004, 5.000%, 12/01/34 - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
       22,770   Total Water and Sewer                                                                                    24,277,486
------------------------------------------------------------------------------------------------------------------------------------
$     357,605   Total Investments (cost $353,719,214) - 158.8%                                                          371,025,019
=============-----------------------------------------------------------------------------------------------------------------------
                Floating Rate Obligations - (9.5)%                                                                      (22,185,000)
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.2%                                                                      2,917,139
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (50.5)%                                                       (118,100,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  233,657,158
                ====================================================================================================================

FORWARD SWAPS OUTSTANDING AT DECEMBER 31, 2006:

                                     FUND                                       FIXED RATE                               UNREALIZED
                  NOTIONAL    PAY/RECEIVE      FLOATING RATE    FIXED RATE         PAYMENT    EFFECTIVE  TERMINATION   APPRECIATION
COUNTERPARTY        AMOUNT  FLOATING RATE              INDEX  (ANNUALIZED)       FREQUENCY      DATE (5)        DATE  (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley  $4,500,000        Receive  3-Month USD-LIBOR        5.073%   Semi-Annually     12/01/07      6/01/32       $135,762
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           $135,762
====================================================================================================================================
USD-LIBOR (United States Dollar-London Inter-Bank Offered Rate)

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

                    (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

                    (5) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.

                    N/R  Not rated.

                  (ETM)  Escrowed to maturity.

                   (UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

                                 See accompanying notes to financial statements.

                        Nuveen Pennsylvania Dividend Advantage Municipal Fund (NXM)
                        Portfolio of
                                INVESTMENTS December 31, 2006 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 2.3% (1.5% OF TOTAL INVESTMENTS)

$       1,000   Pennsylvania Economic Development Financing Authority,                  No Opt. Call         AA-     $    1,141,710
                 Solid Waste Disposal Revenue Bonds, Procter & Gamble Paper
                 Project, Series 2001, 5.375%, 3/01/31 (Alternative
                 Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                EDUCATION AND CIVIC ORGANIZATIONS - 33.6% (22.2% OF TOTAL INVESTMENTS)

          100   Allegheny County Higher Education Building Authority,                   No Opt. Call        Baa3            119,429
                 Pennsylvania, College Revenue Refunding Bonds, Robert
                 Morris College, Series 1998A, 6.000%, 5/01/28

          235   Allegheny County Higher Education Building Authority,                 2/16 at 100.00        Baa3            238,819
                 Pennsylvania, Revenue Bonds, Robert Morris University,
                 Series 2006A, 4.750%, 2/15/26

        2,250   Bucks County Industrial Development Authority, Pennsylvania,          9/11 at 100.00         Aaa          2,360,520
                 Revenue Bonds, George School Project, Series 2001,
                 5.125%, 9/15/31 - AMBAC Insured

          700   Chester County Health and Education Facilities Authority,            10/15 at 102.00         N/R            708,750
                 Pennsylvania, Revenue Bonds, Immaculata University,
                 Series 2005, 5.500%, 10/15/25

        1,000   Delaware County Authority, Pennsylvania, College Revenue             10/11 at 100.00        BBB-          1,058,010
                 Refunding Bonds, Neumann College, Series 2001,
                 6.000%, 10/01/31

                Delaware County Authority, Pennsylvania, Revenue Bonds,
                Villanova University, Series 2006:
          295    5.000%, 8/01/23 - AMBAC Insured                                      8/16 at 100.00         AAA            317,683
          145    5.000%, 8/01/24 - AMBAC Insured                                      8/16 at 100.00         AAA            156,030

        1,310   Delaware County Authority, Pennsylvania, Revenue Refunding            8/13 at 100.00         AAA          1,425,647
                 Bonds, Villanova University, Series 2003, 5.250%, 8/01/16 -
                 FGIC Insured

          300   Montgomery County Higher Education and Health Authority,              4/16 at 100.00          AA            295,512
                 Pennsylvania, Revenue Bonds, Arcadia University,
                 Series 2006, 4.500%, 4/01/30 - RAAI Insured

        1,000   Montgomery County Industrial Development Authority,                   8/15 at 100.00         Aaa          1,065,180
                 Pennsylvania, Revenue Bonds, Hill School, Series 2005,
                 5.000%, 8/15/27 - MBIA Insured

        1,000   Pennsylvania Higher Educational Facilities Authority,                 6/12 at 100.00         Aaa          1,057,910
                 General Revenue Bonds, State System of Higher Education,
                 Series 2002W, 5.000%, 6/15/19 - AMBAC Insured

          220   Pennsylvania Higher Educational Facilities Authority, Revenue         5/16 at 100.00          A-            224,732
                 Bonds, Allegheny College, Series 2006, 4.750%, 5/01/31

        1,500   Pennsylvania Higher Educational Facilities Authority, Revenue         7/11 at 100.00          AA          1,572,600
                 Bonds, Moravian College, Series 2001, 5.375%, 7/01/31 -
                 RAAI Insured

          700   Pennsylvania Higher Educational Facilities Authority, Revenue         4/16 at 100.00         AAA            755,069
                 Bonds, Temple University, First Series of 2006,
                 5.000%, 4/01/21 - MBIA Insured

        1,090   Pennsylvania Higher Educational Facilities Authority,                 1/13 at 100.00          A1          1,176,819
                 Revenue Bonds, Thomas Jefferson University, Series 2002,
                 5.500%, 1/01/16

        3,000   Pennsylvania State University, General Obligation Refunding             No Opt. Call          AA          3,298,710
                 Bonds, Series 2002, 5.250%, 8/15/14

          105   Philadelphia Authority for Industrial Development, Pennsylvania,      1/17 at 100.00         BBB            108,508
                 Revenue Bonds, Franklin Towne Charter High School,
                 Series 2006A, 5.250%, 1/01/27

          470   Philadelphia Authority for Industrial Development,                    1/13 at 102.00        BBB-            471,208
                 Pennsylvania, Revenue Bonds, Leadership Learning Partners,
                 Series 2005A, 5.375%, 7/01/36

          230   Philadelphia Authority for Industrial Development, Pennsylvania,      5/16 at 100.00         BB+            232,976
                 Revenue Bonds, Richard Allen Preparatory Charter School,
                 Series 2006, 6.250%, 5/01/33

          565   Swarthmore Boro Authority, Pennsylvania, College Revenue              9/16 at 100.00         Aaa            604,663
                 Bonds, Swarthmore College, Series 2006A, 5.000%, 9/15/30

------------------------------------------------------------------------------------------------------------------------------------
       16,215   Total Education and Civic Organizations                                                                  17,248,775
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 19.0% (12.5% OF TOTAL INVESTMENTS)

          260   Allegheny County Hospital Development Authority,                      4/15 at 100.00        Baa2            268,242
                 Pennsylvania, Revenue Bonds, Ohio Valley General Hospital,
                 Series 2005A, 5.125%, 4/01/35


                                       62

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTH CARE (continued)

$         400   Allegheny County Hospital Development Authority,                     11/10 at 102.00         Ba3     $      475,984
                 Pennsylvania, Revenue Bonds, West Penn Allegheny Health
                 System, Series 2000B, 9.250%, 11/15/30

          700   Allentown Area Hospital Authority, Pennsylvania, Revenue                No Opt. Call         BB+            727,755
                 Bonds, Sacred Heart Hospital, Series 2005, 6.000%, 11/15/16

        2,500   Chester County Health and Educational Facilities Authority,           5/08 at 101.00         AA-          2,566,975
                 Pennsylvania, Health System Revenue Bonds, Jefferson
                 Health System, Series 1997B, 5.375%, 5/15/27

          230   Fulton County, Pennsylvania, Industrial Development Authority         7/16 at 100.00         N/R            238,740
                 Hospital Revenue Bonds, Fulton County Medical Center
                 Project, Series 2006, 5.900%, 7/01/40

          100   Jeannette Health Services Authority, Pennsylvania, Hospital           5/07 at 101.50         BB-            100,300
                 Revenue Bonds, Jeannette District Memorial Hospital,
                 Series 1996A, 6.000%, 11/01/18

          600   Lehigh County General Purpose Authority, Pennsylvania,                8/13 at 100.00        Baa1            631,524
                 Hospital Revenue Bonds, St. Luke's Hospital of Bethlehem,
                 Series 2003, 5.375%, 8/15/33

          250   Lehigh County General Purpose Authority, Pennsylvania,               11/14 at 100.00           A            266,770
                 Revenue Bonds, Good Shepherd Group, Series 2004A,
                 5.500%, 11/01/24

        2,150   Pennsylvania Higher Educational Facilities Authority,                 1/11 at 101.00         Aa3          2,338,297
                 Revenue Bonds, UPMC Health System, Series 2001A,
                 6.000%, 1/15/31

           70   Philadelphia Hospitals and Higher Education Facilities               11/23 at 100.00         BBB             70,321
                 Authority, Pennsylvania, Hospital Revenue Bonds, Temple
                 University Hospital, Series 1993A, 6.625%, 11/15/23

           25   Pottsville Hospital Authority, Pennsylvania, Hospital Revenue         7/08 at 100.00         BB+             25,087
                 Bonds, Pottsville Hospital and Warne Clinic, Series 1998,
                 5.625%, 7/01/24

          170   St. Mary Hospital Authority, Pennsylvania, Health System             11/14 at 100.00          A1            181,018
                 Revenue Bonds, Catholic Health East, Series 2004B,
                 5.375%, 11/15/34

        1,000   Washington County Hospital Authority, Pennsylvania,                   6/12 at 101.00          A3          1,064,540
                 Revenue Bonds, Monongahela Valley Hospital Project,
                 Series 2002, 5.500%, 6/01/17

          750   West Shore Area Hospital Authority, Cumberland County,                1/12 at 100.00         BBB            804,248
                 Pennsylvania, Hospital Revenue Bonds, Holy Spirit Hospital
                 of the Sisters of Christian Charity Project, Series 2001,
                 6.250%, 1/01/32

------------------------------------------------------------------------------------------------------------------------------------
        9,205   Total Health Care                                                                                         9,759,801
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/MULTIFAMILY - 1.7% (1.0% OF TOTAL INVESTMENTS)

          700   Pennsylvania Higher Educational Facilities Authority,                 7/15 at 100.00         AAA            739,445
                 Revenue Bonds, Slippery Rock University Foundation Inc.,
                 Student Housing Project, Series 2005A, 5.000%, 7/01/37 -
                 XLCA Insured

          100   Philadelphia Authority for Industrial Development,                    5/15 at 102.00        Baa2            104,440
                 Pennsylvania, Multifamily Housing Revenue Bonds,
                 Presbyterian Homes Germantown - Morrisville Project,
                 Series 2005A, 5.625%, 7/01/35

------------------------------------------------------------------------------------------------------------------------------------
          800   Total Housing/Multifamily                                                                                   843,885
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/SINGLE FAMILY - 7.6% (5.0% OF TOTAL INVESTMENTS)

        1,610   Allegheny County Residential Finance Authority, Pennsylvania,        11/08 at 102.00         Aaa          1,654,001
                 GNMA Mortgage-Backed Securities Program Single Family
                 Mortgage Revenue Bonds, Series 1998DD-2,
                 5.400%, 11/01/29 (Alternative Minimum Tax)

        1,000   Pennsylvania Housing Finance Agency, Single Family                   10/15 at 100.00         AA+          1,016,380
                 Mortgage Revenue Bonds, Series 1995A, 4.900%, 10/01/37
                 (Alternative Minimum Tax)

          505   Pennsylvania Housing Finance Agency, Single Family Mortgage           4/15 at 100.00         AA+            518,564
                 Revenue Bonds, Series 2006-93A, 4.950%, 10/01/26
                 (Alternative Minimum Tax)

          700   Pennsylvania Housing Finance Agency, Single Family                   10/15 at 100.00         AA+            724,990
                 Mortgage Revenue Bonds, Series 2006-94A,
                 5.150%, 10/01/37 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        3,815   Total Housing/Single Family                                                                               3,913,935
------------------------------------------------------------------------------------------------------------------------------------


                INDUSTRIALS - 6.8% (4.5% OF TOTAL INVESTMENTS)

        2,000   Pennsylvania Economic Development Financing Authority,                5/11 at 101.00          A3          2,144,320
                 Exempt Facilities Revenue Bonds, Amtrak Project,
                 Series 2001A, 6.250%, 11/01/31 (Alternative Minimum Tax)

        1,250   Pennsylvania Industrial Development Authority, Economic               7/12 at 101.00         AAA          1,367,763
                 Development Revenue Bonds, Series 2002, 5.500%, 7/01/17 -
                 AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
        3,250   Total Industrials                                                                                         3,512,083
------------------------------------------------------------------------------------------------------------------------------------


                                       63

                        Nuveen Pennsylvania Dividend Advantage Municipal Fund (NXM) (continued)
                             Portfolio of INVESTMENTS December 31, 2006 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 11.9% (7.9% OF TOTAL INVESTMENTS)

$         285   Lancaster County Hospital Authority, Pennsylvania,                   11/16 at 100.00          A+     $      297,711
                 Health Center Revenue Bonds, Masonic Homes Project,
                 Series 2006, 5.000%, 11/01/36

        2,100   Lancaster County Hospital Authority, Pennsylvania,                   12/11 at 100.00          A-          2,229,465
                 Health Center Revenue Bonds, Willow Valley Retirement
                 Communities Project, Series 2001, 5.875%, 6/01/31

          285   Lebanon County Health Facilities Authority, Pennsylvania,            12/14 at 100.00         N/R            292,000
                 Health Center Revenue Bonds, Pleasant View Retirement
                 Community, Series 2005A, 5.300%, 12/15/26

                Pennsylvania Economic Development Financing Authority,
                Revenue Bonds, Northwestern Human Services Inc.,
                Series 1998A:
          240    5.250%, 6/01/14                                                      6/08 at 100.00         BB+            240,379
           50    5.125%, 6/01/18                                                      6/08 at 100.00         BB+             49,551

        2,875   Philadelphia Authority for Industrial Development,                    7/11 at 101.00         AAA          3,025,823
                 Pennsylvania, Revenue Bonds, Philadelphia Corporation
                 for the Aging Project, Series 2001B, 5.250%, 7/01/31 -
                 AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
        5,835   Total Long-Term Care                                                                                      6,134,929
------------------------------------------------------------------------------------------------------------------------------------


                MATERIALS - 4.2% (2.8% OF TOTAL INVESTMENTS)

          350   Allegheny County Industrial Development Authority,                      No Opt. Call         Ba1            370,671
                 Pennsylvania, Revenue Bonds, United States Steel
                 Corporation, Series 2005, 5.500%, 11/01/16

          210   Bradford County Industrial Development Authority,                    12/15 at 100.00         BBB            213,301
                 Pennsylvania, Solid Waste Disposal Revenue Bonds,
                 International Paper Company, Series 2005B,
                 5.200%, 12/01/19 (Alternative Minimum Tax)

          750   Bucks County Industrial Development Authority,                       11/17 at 100.00        BBB+            799,050
                 Pennsylvania, Environmental Improvement Revenue Bonds,
                 USX Corporation Project, Series 1995, 5.400%, 11/01/17
                 (Mandatory put 11/01/11)

          750   Pennsylvania Economic Development Financing Authority,               11/08 at 102.00         N/R            784,328
                 Exempt Facilities Revenue Bonds, National Gypsum Company,
                 Series 1997B, 6.125%, 11/01/27 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        2,060   Total Materials                                                                                           2,167,350
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 17.0% (11.2% OF TOTAL INVESTMENTS)

        2,415   Bucks County, Pennsylvania, Central Bucks School District,            5/12 at 100.00         Aaa          2,617,160
                 General Obligation Bonds, Series 2002, 5.500%, 5/15/18 -
                 FGIC Insured

          300   Pennsylvania, General Obligation Bonds, Series 2006-1,               10/16 at 100.00          AA            326,979
                 5.000%, 10/01/18

        3,000   Pittsburgh School District, Allegheny County, Pennsylvania,             No Opt. Call         AAA          3,339,026
                 General Obligation Refunding Bonds, Series 2002A,
                 5.500%, 9/01/14 - FSA Insured

          450   Pittsburgh, Pennsylvania, General Obligation Bonds,                     No Opt. Call         AAA            500,144
                 Series 2006B, 5.250%, 9/01/16 - FSA Insured

        1,960   West Chester Area School District, Chester and Delaware               8/16 at 100.00         Aaa          1,974,396
                 Counties, Pennsylvania, General Obligation Bonds,
                 Series 2006A, 4.500%, 2/15/26 - FSA Insured (UB)

------------------------------------------------------------------------------------------------------------------------------------
        8,125   Total Tax Obligation/General                                                                              8,757,705
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 11.3% (7.5% OF TOTAL INVESTMENTS)

        1,000   Allegheny County Redevelopment Authority, Pennsylvania,                 No Opt. Call         N/R          1,063,230
                 TIF Revenue Bonds, Pittsburg Mills Project, Series 2004,
                 5.600%, 7/01/23

          450   Erie County Convention Center Authority, Pennsylvania,                1/15 at 100.00         AAA            475,767
                 Convention Center Revenue Bonds, Series 2005,
                 5.000%, 1/15/36 - FGIC Insured

        1,000   Pennsylvania Turnpike Commission, Registration Fee Revenue              No Opt. Call         AAA          1,126,990
                 Bonds, Series 2005A, 5.250%, 7/15/18 - FSA Insured

        1,000   Philadelphia Municipal Authority, Pennsylvania, Lease Revenue        11/13 at 100.00         AAA          1,074,960
                 Bonds, Series 2003B, 5.250%, 11/15/17 - FSA Insured

        1,500   Philadelphia Redevelopment Authority, Pennsylvania, Revenue           4/12 at 100.00         AAA          1,619,295
                 Bonds, Philadelphia Neighborhood Transformation Initiative,
                 Series 2002A, 5.500%, 4/15/19 - FGIC Insured

          630   Puerto Rico Infrastructure Financing Authority, Special Tax             No Opt. Call         AAA            205,393
                 Revenue Bonds, Series 2005A, 0.000%, 7/01/32 -
                 FGIC Insured

          250   Washington County Redevelopment Authority, Pennsylvania,              7/17 at 100.00         N/R            256,333
                 Tanger Outlet Victory Center Tax Increment Bonds,
                 Series 2006A, 5.450%, 7/01/35

------------------------------------------------------------------------------------------------------------------------------------
        5,830   Total Tax Obligation/Limited                                                                              5,821,968
------------------------------------------------------------------------------------------------------------------------------------


                                       64

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 11.1% (7.4% OF TOTAL INVESTMENTS)

$         130   Delaware River Joint Toll Bridge Commission, Pennsylvania and         7/13 at 100.00          A2     $      139,342
                 New Jersey, Revenue Bonds, Series 2003, 5.250%, 7/01/17

        1,000   Pennsylvania Economic Development Financing Authority,                6/12 at 102.00           A          1,082,940
                 Revenue Bonds, Amtrak 30th Street Station Parking Garage,
                 Series 2002, 5.875%, 6/01/33 - ACA Insured (Alternative
                 Minimum Tax)

          420   Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,             6/16 at 100.00         AAA            451,836
                 Series 2006A, 5.000%, 12/01/24 - AMBAC Insured

        1,750   Philadelphia Authority for Industrial Development,                    7/11 at 101.00         AAA          1,841,070
                 Pennsylvania, Airport Revenue Bonds, Philadelphia Airport
                 System Project, Series 2001A, 5.250%, 7/01/28 -
                 FGIC Insured (Alternative Minimum Tax)

        2,210   Pittsburgh and Allegheny County Sports and Exhibition                 6/07 at 100.00         Aaa          2,212,740
                 Authority, Pennsylvania, Parking Revenue Bonds,
                 Series 2001A, 5.375%, 12/01/30 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
        5,510   Total Transportation                                                                                      5,727,928
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED - 16.6% (11.0% OF TOTAL INVESTMENTS) (4)

        1,000   Cumberland County Municipal Authority, Pennsylvania,                  1/13 at 101.00     N/R (4)          1,169,460
                 Retirement Community Revenue Bonds, Wesley Affiliated
                 Services Inc., Series 2002A, 7.125%, 1/01/25
                 (Pre-refunded 1/01/13)

          170   Delaware River Joint Toll Bridge Commission, Pennsylvania             7/13 at 100.00      A2 (4)            185,266
                 and New Jersey, Revenue Bonds, Series 2003,
                 5.250%, 7/01/17 (Pre-refunded 7/01/13)

          750   Luzerne County, Pennsylvania, General Obligation Bonds,               5/13 at 100.00         Aaa            817,920
                 Series 2003A, 5.250%, 11/15/16 (Pre-refunded 5/15/13) -
                 MBIA Insured

        1,105   Oxford Area School District, Chester County, Pennsylvania,            2/12 at 100.00         AAA          1,200,571
                 General Obligation Bonds, Series 2001A, 5.500%, 2/15/17
                 (Pre-refunded 2/15/12) - FGIC Insured

        1,000   Pennsylvania Turnpike Commission, Oil Franchise Tax Senior           12/13 at 100.00         AAA          1,097,380
                 Lien Revenue Bonds, Series 2003A, 5.250%, 12/01/15
                 (Pre-refunded 12/01/13) - MBIA Insured

          180   Philadelphia Gas Works, Pennsylvania, Revenue Bonds,                    No Opt. Call         AAA            215,501
                 Twelfth Series 1990B, 7.000%, 5/15/20 - MBIA Insured (ETM)

        2,500   Philadelphia School District, Pennsylvania, General Obligation        8/12 at 100.00         AAA          2,749,500
                 Bonds, Series 2002B, 5.625%, 8/01/18
                 (Pre-refunded 8/01/12) - FGIC Insured

        1,000   West Cornwall Township Municipal Authority, Pennsylvania,            12/11 at 100.00    BBB+ (4)          1,102,640
                 College Revenue Bonds, Elizabethtown College Project,
                 Series 2001, 6.000%, 12/15/27 (Pre-refunded 12/15/11)

------------------------------------------------------------------------------------------------------------------------------------
        7,705   Total U.S. Guaranteed                                                                                     8,538,238
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 6.1% (4.0% OF TOTAL INVESTMENTS)

          500   Allegheny County Industrial Development Authority,                      No Opt. Call         AAA            518,345
                 Pennsylvania, Pollution Control Revenue Refunding Bonds,
                 Duquesne Light Company, Series 1999A, 4.350%, 12/01/13 -
                 AMBAC Insured

          285   Pennsylvania Economic Development Financing Authority,               12/09 at 103.00          B2            313,355
                 Exempt Facilities Revenue Bonds, Reliant Energy Inc.,
                 Series 2003A, 6.750%, 12/01/36 (Alternative Minimum Tax)

          140   Philadelphia Gas Works, Pennsylvania, Revenue Bonds,                  9/14 at 100.00         AAA            147,321
                 General Ordinance, Fifth Series 2004A-1, 5.000%, 9/01/26 -
                 FSA Insured

                Philadelphia Gas Works, Pennsylvania, Revenue Bonds,
                General Ordinance, Fourth Series 1998:
        1,000    5.250%, 8/01/18 - FSA Insured                                        8/13 at 100.00         AAA          1,072,880
        1,000    5.250%, 8/01/19 - FSA Insured                                        8/13 at 100.00         AAA          1,071,680

------------------------------------------------------------------------------------------------------------------------------------
        2,925   Total Utilities                                                                                           3,123,581
------------------------------------------------------------------------------------------------------------------------------------


                                       65

                        Nuveen Pennsylvania Dividend Advantage Municipal Fund (NXM) (continued)
                             Portfolio of INVESTMENTS December 31, 2006 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 2.3% (1.5% OF TOTAL INVESTMENTS)

$         500   Bethlehem Authority, Northhampton and Lehigh Counties,               11/14 at 100.00         AAA     $      535,050
                 Pennsylvania, Guaranteed Water Revenue Bonds, Series 2004,
                 5.000%, 11/15/20 - FSA Insured

          600   Harrisburg Authority, Dauphin County, Pennsylvania,                   7/14 at 100.00         AAA            638,934
                 Water Revenue Refunding Bonds, Series 2004,
                 5.000%, 7/15/22 - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------
        1,100   Total Water and Sewer                                                                                     1,173,984
------------------------------------------------------------------------------------------------------------------------------------
$      73,375   Total Investments (cost $73,619,389) - 151.5%                                                            77,865,872
=============-----------------------------------------------------------------------------------------------------------------------
                Floating Rate Obligations - (2.5)%                                                                       (1,305,000)
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - (0.3)%                                                                     (178,064)
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (48.7)%                                                        (25,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $   51,382,808
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

                    (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

                    N/R  Not rated.

                  (ETM)  Escrowed to maturity.

                   (UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

                                 See accompanying notes to financial statements.

                        Nuveen Pennsylvania Dividend Advantage Municipal Fund 2 (NVY)
                        Portfolio of
                                INVESTMENTS December 31, 2006 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 19.1% (12.5% OF TOTAL INVESTMENTS)

$       1,000   Allegheny County Higher Education Building Authority,                   No Opt. Call        Baa3     $    1,194,290
                 Pennsylvania, College Revenue Refunding Bonds,
                 Robert Morris College, Series 1998A, 6.000%, 5/01/28

          700   Allegheny County Higher Education Building Authority,                 3/27 at 100.00         AA-            701,799
                 Pennsylvania, Revenue Bonds, Carnegie Mellon University,
                 Series 2002, 5.450%, 3/01/27

          800   Chester County Health and Education Facilities Authority,            10/15 at 102.00         N/R            810,000
                 Pennsylvania, Revenue Bonds, Immaculata University,
                 Series 2005, 5.500%, 10/15/25

          325   Delaware County Authority, Pennsylvania, College Revenue             10/11 at 100.00        BBB-            343,853
                 Refunding Bonds, Neumann College, Series 2001,
                 6.000%, 10/01/31

                Delaware County Authority, Pennsylvania, Revenue Bonds,
                Villanova University, Series 2006:
          340    5.000%, 8/01/23 - AMBAC Insured                                      8/16 at 100.00         AAA            366,143
          165    5.000%, 8/01/24 - AMBAC Insured                                      8/16 at 100.00         AAA            177,552

        1,435   Delaware County Authority, Pennsylvania, Revenue Refunding            8/13 at 100.00         AAA          1,555,669
                 Bonds, Villanova University, Series 2003, 5.250%, 8/01/17 -
                 FGIC Insured

          450   Montgomery County Higher Education and Health Authority,              4/16 at 100.00          AA            443,268
                 Pennsylvania, Revenue Bonds, Arcadia University, Series 2006,
                 4.500%, 4/01/30 - RAAI Insured

          285   Pennsylvania Higher Educational Facilities Authority, Revenue         5/16 at 100.00          A-            291,130
                 Bonds, Allegheny College, Series 2006, 4.750%, 5/01/31

          800   Pennsylvania Higher Educational Facilities Authority, Revenue         4/16 at 100.00         AAA            862,936
                 Bonds, Temple University, First Series of 2006,
                 5.000%, 4/01/21 - MBIA Insured

        1,500   Pennsylvania State University, General Obligation Refunding             No Opt. Call          AA          1,619,850
                 Bonds, Series 2002, 5.250%, 8/15/12

          115   Philadelphia Authority for Industrial Development,                    1/17 at 100.00         BBB            118,842
                 Pennsylvania, Revenue Bonds, Franklin Towne Charter
                 High School, Series 2006A, 5.250%, 1/01/27

          530   Philadelphia Authority for Industrial Development,                    1/13 at 102.00        BBB-            531,362
                 Pennsylvania, Revenue Bonds, Leadership Learning Partners,
                 Series 2005A, 5.375%, 7/01/36

          270   Philadelphia Authority for Industrial Development,                    5/16 at 100.00         BB+            273,494
                 Pennsylvania, Revenue Bonds, Richard Allen Preparatory
                 Charter School, Series 2006, 6.250%, 5/01/33

          565   Swarthmore Boro Authority, Pennsylvania, College Revenue              9/16 at 100.00         Aaa            604,663
                 Bonds, Swarthmore College, Series 2006A, 5.000%, 9/15/30

        1,000   Union County, Higher Education Facilities Financing Authority,        4/13 at 100.00         Aa2          1,080,860
                 Pennsylvania, Revenue Bonds, Bucknell University,
                 Series 2002A, 5.250%, 4/01/20

------------------------------------------------------------------------------------------------------------------------------------
       10,280   Total Education and Civic Organizations                                                                  10,975,711
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 14.4% (9.5% OF TOTAL INVESTMENTS)

          295   Allegheny County Hospital Development Authority,                      4/15 at 100.00        Baa2            304,352
                 Pennsylvania, Revenue Bonds, Ohio Valley General Hospital,
                 Series 2005A, 5.125%, 4/01/35

                Allegheny County Hospital Development Authority, Pennsylvania,
                Revenue Bonds, West Penn Allegheny Health System, Series 2000B:
          100    9.250%, 11/15/22                                                    11/10 at 102.00         Ba3            119,194
          300    9.250%, 11/15/30                                                    11/10 at 102.00         Ba3            356,988

          800   Allentown Area Hospital Authority, Pennsylvania, Revenue                No Opt. Call         BB+            831,720
                 Bonds, Sacred Heart Hospital, Series 2005, 6.000%, 11/15/16

        2,000   Chester County Health and Educational Facilities Authority,           5/08 at 101.00         AA-          2,053,580
                 Pennsylvania, Health System Revenue Bonds, Jefferson Health
                 System, Series 1997B, 5.375%, 5/15/27

          270   Fulton County, Pennsylvania, Industrial Development Authority         7/16 at 100.00         N/R            280,260
                 Hospital Revenue Bonds, Fulton County Medical Center
                 Project, Series 2006, 5.900%, 7/01/40

          120   Jeannette Health Services Authority, Pennsylvania, Hospital           5/07 at 101.50         BB-            120,360
                 Revenue Bonds, Jeannette District Memorial Hospital,
                 Series 1996A, 6.000%, 11/01/18


                                       67

                        Nuveen Pennsylvania Dividend Advantage Municipal Fund 2 (NVY) (continued)
                             Portfolio of INVESTMENTS December 31, 2006 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTH CARE (continued)

$         600   Lehigh County General Purpose Authority, Pennsylvania,                8/13 at 100.00        Baa1     $      631,524
                 Hospital Revenue Bonds, St. Luke's Hospital of Bethlehem,
                 Series 2003, 5.375%, 8/15/33

           70   Pennsylvania Higher Educational Facilities Authority, Revenue         1/11 at 101.00         Aa3             76,131
                 Bonds, UPMC Health System, Series 2001A, 6.000%, 1/15/31

        1,000   Philadelphia Hospitals and Higher Education Facilities               11/23 at 100.00         BBB          1,004,580
                 Authority, Pennsylvania, Hospital Revenue Bonds, Temple
                 University Hospital, Series 1993A, 6.625%, 11/15/23

          225   St. Mary Hospital Authority, Pennsylvania, Health System             11/14 at 100.00          A1            239,582
                 Revenue Bonds, Catholic Health East, Series 2004B,
                 5.375%, 11/15/34

        1,450   Washington County Hospital Authority, Pennsylvania, Revenue           6/12 at 101.00          A3          1,593,594
                 Bonds, Monongahela Valley Hospital Project, Series 2002,
                 6.250%, 6/01/22

                West Shore Area Hospital Authority, Cumberland County,
                Pennsylvania, Hospital Revenue Bonds, Holy Spirit Hospital of
                the Sisters of Christian Charity Project, Series 2001:
           25    6.150%, 1/01/21                                                      1/12 at 100.00         BBB             26,809
          600    6.250%, 1/01/32                                                      1/12 at 100.00         BBB            643,398

------------------------------------------------------------------------------------------------------------------------------------
        7,855   Total Health Care                                                                                         8,282,072
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/MULTIFAMILY - 1.6% (1.1% OF TOTAL INVESTMENTS)

          800   Pennsylvania Higher Educational Facilities Authority, Revenue         7/15 at 100.00         AAA            845,080
                 Bonds, Slippery Rock University Foundation Inc., Student
                 Housing Project, Series 2005A, 5.000%, 7/01/37 -
                 XLCA Insured

          120   Philadelphia Authority for Industrial Development,                    5/15 at 102.00        Baa2            125,328
                 Pennsylvania, Multifamily Housing Revenue Bonds,
                 Presbyterian Homes Germantown - Morrisville Project,
                 Series 2005A, 5.625%, 7/01/35

------------------------------------------------------------------------------------------------------------------------------------
          920   Total Housing/Multifamily                                                                                   970,408
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/SINGLE FAMILY - 4.2% (2.8% OF TOTAL INVESTMENTS)

        1,000   Pennsylvania Housing Finance Agency, Single Family                   10/15 at 100.00         AA+          1,016,380
                 Mortgage Revenue Bonds, Series 1995A, 4.900%, 10/01/37
                 (Alternative Minimum Tax)

          575   Pennsylvania Housing Finance Agency, Single Family                    4/15 at 100.00         AA+            590,445
                 Mortgage Revenue Bonds, Series 2006-93A, 4.950%, 10/01/26
                 (Alternative Minimum Tax)

          800   Pennsylvania Housing Finance Agency, Single Family Mortgage          10/15 at 100.00         AA+            828,560
                 Revenue Bonds, Series 2006-94A, 5.150%, 10/01/37
                 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        2,375   Total Housing/Single Family                                                                               2,435,385
------------------------------------------------------------------------------------------------------------------------------------


                INDUSTRIALS - 5.7% (3.8% OF TOTAL INVESTMENTS)

        3,000   Pennsylvania Industrial Development Authority, Economic               7/12 at 101.00         AAA          3,281,070
                 Development Revenue Bonds, Series 2002, 5.500%, 7/01/19 -
                 AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------


                LONG-TERM CARE - 3.8% (2.5% OF TOTAL INVESTMENTS)

        1,155   Bucks County Industrial Development Authority, Pennsylvania,         10/12 at 101.00        BBB+          1,245,229
                 Revenue Bonds, Pennswood Village Project, Series 2002A,
                 6.000%, 10/01/34

          305   Lancaster County Hospital Authority, Pennsylvania,                   11/16 at 100.00          A+            318,603
                 Health Center Revenue Bonds, Masonic Homes Project,
                 Series 2006, 5.000%, 11/01/36

          285   Lebanon County Health Facilities Authority, Pennsylvania,            12/14 at 100.00         N/R            292,000
                 Health Center Revenue Bonds, Pleasant View Retirement
                 Community, Series 2005A, 5.300%, 12/15/26

                Pennsylvania Economic Development Financing Authority,
                Revenue Bonds, Northwestern Human Services Inc.,
                Series 1998A:
          260    5.250%, 6/01/14                                                      6/08 at 100.00         BB+            260,411
           50    5.125%, 6/01/18                                                      6/08 at 100.00         BB+             49,551

------------------------------------------------------------------------------------------------------------------------------------
        2,055   Total Long-Term Care                                                                                      2,165,794
------------------------------------------------------------------------------------------------------------------------------------


                MATERIALS - 4.5% (2.9% OF TOTAL INVESTMENTS)

          400   Allegheny County Industrial Development Authority,                      No Opt. Call         Ba1            423,624
                 Pennsylvania, Revenue Bonds, United States Steel
                 Corporation, Series 2005, 5.500%, 11/01/16

          280   Bradford County Industrial Development Authority,                    12/15 at 100.00         BBB            284,402
                 Pennsylvania, Solid Waste Disposal Revenue Bonds,
                 International Paper Company, Series 2005B, 5.200%, 12/01/19
                 (Alternative Minimum Tax)


                                       68

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MATERIALS (continued)

$       1,000   Bucks County Industrial Development Authority, Pennsylvania,         11/17 at 100.00        BBB+     $    1,065,400
                 Environmental Improvement Revenue Bonds, USX Corporation
                 Project, Series 1995, 5.400%, 11/01/17 (Mandatory
                 put 11/01/11)

          750   Pennsylvania Economic Development Financing Authority,               11/08 at 102.00         N/R            784,328
                 Exempt Facilities Revenue Bonds, National Gypsum
                 Company, Series 1997B, 6.125%, 11/01/27 (Alternative
                 Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        2,430   Total Materials                                                                                           2,557,754
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL -27.1% (17.8% OF TOTAL INVESTMENTS)

        1,740   Butler County, Pennsylvania, Butler Area School District,            10/12 at 100.00         AAA          1,870,135
                 General Obligation Bonds, Series 2002A, 5.375%, 10/01/26 -
                 FGIC Insured

          625   Delaware County, Pennsylvania, General Obligation Bonds,             10/15 at 100.00          AA            672,900
                 Series 2005, 5.000%, 10/01/20

        4,000   Delaware Valley Regional Finance Authority, Pennsylvania,               No Opt. Call         AA-          4,567,959
                 Local Government Revenue Bonds, Series 2002,
                 5.750%, 7/01/17

                Greensburg Salem School District, Westmoreland County,
                Pennsylvania, General Obligation Refunding Bonds, Series 2002:
          725    5.375%, 9/15/15 - FGIC Insured                                       9/12 at 100.00         AAA            785,915
        1,000    5.375%, 9/15/16 - FGIC Insured                                       9/12 at 100.00         AAA          1,081,340

        3,280   Lehigh County, Pennsylvania, General Obligation Bonds,               11/11 at 100.00         Aa3          3,464,073
                 Series 2001, 5.000%, 11/15/15

          300   Pittsburgh, Pennsylvania, General Obligation Bonds,                     No Opt. Call         AAA            333,429
                 Series 2006B, 5.250%, 9/01/16 - FSA Insured

        2,200   West Chester Area School District, Chester and Delaware               8/16 at 100.00         Aaa          2,216,159
                 Counties, Pennsylvania, General Obligation Bonds,
                 Series 2006A, 4.500%, 2/15/26 - FSA Insured (UB)

          500   Woodland Hills School District, Allegheny County,                     9/15 at 100.00         AAA            542,105
                 Pennsylvania, General Obligation Bonds, Series 2005D,
                 5.000%, 9/01/17 - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
       14,370   Total Tax Obligation/General                                                                             15,534,015
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 24.9% (16.3% OF TOTAL INVESTMENTS)

        1,000   Allegheny County Redevelopment Authority, Pennsylvania,                 No Opt. Call         N/R          1,063,230
                 TIF Revenue Bonds, Pittsburg Mills Project, Series 2004,
                 5.600%, 7/01/23

        2,000   Grove City Area Hospital Authority, Mercer County,                    3/12 at 100.00         AAA          2,119,100
                 Pennsylvania, Revenue Bonds, County Guaranteed,
                 Woodland Place Project, Series 2002, 5.400%, 3/01/31 -
                 FGIC Insured

        4,000   Harrisburg Parking Authority, Pennsylvania, Guaranteed                9/11 at 100.00         Aaa          4,182,599
                 Revenue Refunding Bonds, Series 2001J, 5.000%, 9/01/22 -
                 MBIA Insured

        1,200   Pennsylvania Turnpike Commission, Registration Fee Revenue              No Opt. Call         AAA          1,352,388
                 Bonds, Series 2005A, 5.250%, 7/15/18 - FSA Insured

        2,000   Philadelphia Authority for Industrial Development, Pennsylvania,     10/11 at 101.00         AAA          2,113,180
                 Lease Revenue Bonds, Series 2001B, 5.125%, 10/01/26 -
                 FSA Insured

                Philadelphia Redevelopment Authority, Pennsylvania, Revenue
                Bonds, Philadelphia Neighborhood Transformation Initiative,
                Series 2002A:
        1,000    5.500%, 4/15/18 - FGIC Insured                                       4/12 at 100.00         AAA          1,079,530
        1,750    5.500%, 4/15/22 - FGIC Insured                                       4/12 at 100.00         AAA          1,887,008

          710   Puerto Rico Infrastructure Financing Authority, Special Tax             No Opt. Call         AAA            231,474
                 Revenue Bonds, Series 2005A, 0.000%, 7/01/32 -
                 FGIC Insured

          250   Washington County Redevelopment Authority, Pennsylvania,              7/17 at 100.00         N/R            256,333
                 Tanger Outlet Victory Center Tax Increment Bonds,
                 Series 2006A, 5.450%, 7/01/35

------------------------------------------------------------------------------------------------------------------------------------
       13,910   Total Tax Obligation/Limited                                                                             14,284,842
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION - 5.2% (3.4% OF TOTAL INVESTMENTS)

          130   Delaware River Joint Toll Bridge Commission, Pennsylvania             7/13 at 100.00          A2            139,342
                 and New Jersey, Revenue Bonds, Series 2003,
                 5.250%, 7/01/17

        1,000   Pennsylvania Economic Development Financing Authority,                6/12 at 102.00           A          1,082,940
                 Revenue Bonds, Amtrak 30th Street Station Parking Garage,
                 Series 2002, 5.875%, 6/01/33 - ACA Insured
                 (Alternative Minimum Tax)

          670   Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,             6/16 at 100.00         AAA            720,786
                 Series 2006A, 5.000%, 12/01/24 - AMBAC Insured


                                       69

                        Nuveen Pennsylvania Dividend Advantage Municipal Fund 2 (NVY) (continued)
                             Portfolio of INVESTMENTS December 31, 2006 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION (continued)

$       1,000   Susquehanna Area Regional Airport Authority, Pennsylvania,            1/13 at 100.00         Aaa     $    1,035,100
                 Airport System Revenue Bonds, Series 2003A,
                 5.000%, 1/01/28 - AMBAC Insured (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        2,800   Total Transportation                                                                                      2,978,168
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED - 27.0% (17.7% OF TOTAL INVESTMENTS) (4)

        2,000   Adams County, Pennsylvania, General Obligation Bonds,                 5/11 at 100.00         AAA          2,149,620
                 Series 2001, 5.500%, 11/15/26 (Pre-refunded 5/15/11) -
                 FGIC Insured

        1,000   Cumberland County Municipal Authority, Pennsylvania,                  1/13 at 101.00     N/R (4)          1,169,460
                 Retirement Community Revenue Bonds, Wesley Affiliated
                 Services Inc., Series 2002A, 7.125%, 1/01/25
                 (Pre-refunded 1/01/13)

        1,100   Luzerne County, Pennsylvania, General Obligation Bonds,               11/12 at 57.97         Aaa            496,045
                 Series 2002B, 0.000%, 11/15/21 (Pre-refunded 11/15/12) -
                 MBIA Insured

        1,500   Pennsylvania Higher Educational Facilities Authority, Revenue         7/11 at 101.00         AAA          1,597,770
                 Bonds, Temple University, Series 2001, 5.000%, 7/15/31
                 (Pre-refunded 7/15/11) - MBIA Insured

        1,000   Pennsylvania Turnpike Commission, Oil Franchise Tax Senior           12/13 at 100.00         AAA          1,097,380
                 Lien Revenue Bonds, Series 2003A, 5.250%, 12/01/15
                 (Pre-refunded 12/01/13) - MBIA Insured

        2,945   Pennsylvania Turnpike Commission, Registration Fee Revenue            7/11 at 101.00         AAA          3,198,123
                 Bonds, Series 2001, 5.500%, 7/15/33 (Pre-refunded 7/15/11) -
                 AMBAC Insured

           75   Philadelphia Gas Works, Pennsylvania, Revenue Bonds,                    No Opt. Call         AAA             89,792
                 Twelfth Series 1990B, 7.000%, 5/15/20 - MBIA Insured (ETM)

        2,000   Philadelphia School District, Pennsylvania, General Obligation        2/12 at 100.00         AAA          2,171,800
                 Bonds, Series 2002A, 5.500%, 2/01/31
                 (Pre-refunded 2/01/12) - FSA Insured

        3,170   Philadelphia School District, Pennsylvania, General Obligation        8/12 at 100.00         AAA          3,486,365
                 Bonds, Series 2002B, 5.625%, 8/01/18 (Pre-refunded 8/01/12) -
                 FGIC Insured

           35   West Cornwall Township Municipal Authority,                          12/11 at 100.00    BBB+ (4)             38,592
                 Pennsylvania, College Revenue Bonds, Elizabethtown College
                 Project, Series 2001, 6.000%, 12/15/27 (Pre-refunded 12/15/11)

------------------------------------------------------------------------------------------------------------------------------------
       14,825   Total U.S. Guaranteed                                                                                    15,494,947
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 5.4% (3.5% OF TOTAL INVESTMENTS)

          315   Pennsylvania Economic Development Financing Authority,               12/09 at 103.00          B2            346,339
                 Exempt Facilities Revenue Bonds, Reliant Energy Inc.,
                 Series 2003A, 6.750%, 12/01/36 (Alternative Minimum Tax)

          145   Philadelphia Gas Works, Pennsylvania, Revenue Bonds,                  9/14 at 100.00         AAA            152,582
                 General Ordinance, Fifth Series 2004A-1, 5.000%, 9/01/26 -
                 FSA Insured

        2,420   Philadelphia Gas Works, Pennsylvania, Revenue Bonds,                  8/13 at 100.00         AAA          2,591,433
                 General Ordinance, Fourth Series 1998, 5.250%, 8/01/20 -
                 FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
        2,880   Total Utilities                                                                                           3,090,354
------------------------------------------------------------------------------------------------------------------------------------


                                       70

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 9.5% (6.2% OF TOTAL INVESTMENTS)

$       4,500   Bucks County Industrial Development Authority, Pennsylvania,          3/12 at 100.00         AAA     $    4,789,167
                 Water Facility Revenue Bonds, Pennsylvania Suburban Water
                 Company, Series 2002, 5.550%, 9/01/32 - FGIC Insured
                 (Alternative Minimum Tax)

          600   Harrisburg Authority, Dauphin County, Pennsylvania,                   7/14 at 100.00         AAA            638,934
                 Water Revenue Refunding Bonds, Series 2004,
                 5.000%, 7/15/22 - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------
        5,100   Total Water and Sewer                                                                                     5,428,101
------------------------------------------------------------------------------------------------------------------------------------
$      82,800   Total Investments (cost $82,758,172) - 152.4%                                                            87,478,621
=============-----------------------------------------------------------------------------------------------------------------------
                Floating Rate Obligations - (2.5)%                                                                       (1,460,000)
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - (0.3)%                                                                     (111,251)
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (49.6)%                                                        (28,500,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $   57,407,370
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

                    (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

                    N/R  Not rated.

                  (ETM)  Escrowed to maturity.

                   (UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

                                  See accompanying notes to financial statements

                        Statement of
                            ASSETS AND LIABILITIES December 31, 2006 (Unaudited)
                                                            NEW JERSEY           NEW JERSEY          NEW JERSEY          NEW JERSEY
                                                            INVESTMENT              PREMIUM            DIVIDEND            DIVIDEND
                                                               QUALITY               INCOME           ADVANTAGE         ADVANTAGE 2
                                                                 (NQJ)                (NNJ)               (NXJ)               (NUJ)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $446,871,039, $260,706,955,
   $139,998,983 and $97,870,150, respectively)            $465,389,359         $272,742,335        $146,608,648        $103,288,573
Receivables:
   Interest                                                  6,627,974            3,999,902           2,187,719           1,518,366
   Investments sold                                                 --              165,000                  --                  --
Unrealized appreciation on forward swaps                            --                   --                  --                  --
Other assets                                                    47,498               35,531               4,335               4,220
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                         472,064,831          276,942,768         148,800,702         104,811,159
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Bank borrowings                                              2,258,268              730,126             995,216             788,910
Floating rate obligations                                           --                   --                  --                  --
Accrued expenses:
   Management fees                                             248,007              147,437              48,153              29,637
   Other                                                       110,888               73,935              30,233              22,860
Preferred share dividends payable                               69,476               27,674              18,405              11,308
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                      2,686,639              979,172           1,092,007             852,715
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value                     162,000,000           91,600,000          48,000,000          34,500,000
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                    $307,378,192         $184,363,596        $ 99,708,695        $ 69,458,444
====================================================================================================================================
Common shares outstanding                                   20,484,322           12,049,496           6,570,163           4,519,480
====================================================================================================================================
Net asset value per Common share outstanding
   (net assets applicable to Common shares,
   divided by Common shares outstanding)                  $      15.01         $      15.30        $      15.18        $      15.37
====================================================================================================================================
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                   $    204,843         $    120,495        $     65,702        $     45,195
Paid-in surplus                                            289,027,855          172,022,510          93,284,252          64,099,461
Undistributed (Over-distribution of) net investment income    (395,042)             188,461             (62,265)            (67,018)
Accumulated net realized gain (loss) from investments and
   derivative transactions                                      22,216               (3,250)           (188,659)            (37,617)
Net unrealized appreciation (depreciation) of
   investments and derivative transactions                  18,518,320           12,035,380           6,609,665           5,418,423
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                    $307,378,192         $184,363,596        $ 99,708,695        $ 69,458,444
====================================================================================================================================
Authorized shares:
   Common                                                  200,000,000          200,000,000           Unlimited           Unlimited
   Preferred                                                 1,000,000            1,000,000           Unlimited           Unlimited
====================================================================================================================================

                                 See accompanying notes to financial statements.

                                                          PENNSYLVANIA         PENNSYLVANIA        PENNSYLVANIA        PENNSYLVANIA
                                                            INVESTMENT              PREMIUM            DIVIDEND            DIVIDEND
                                                               QUALITY             INCOME 2           ADVANTAGE         ADVANTAGE 2
                                                                 (NQP)                (NPY)               (NXM)               (NVY)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $386,801,576, $353,719,214,
   $73,619,389 and $82,758,172, respectively)             $406,528,581         $371,025,019         $77,865,872         $87,478,621
Receivables:
   Interest                                                  4,954,231            4,542,723           1,122,659           1,330,659
   Investments sold                                                 --                   --                  --                  --
Unrealized appreciation on forward swaps                            --              135,762                  --                  --
Other assets                                                    37,328               40,554               4,053               4,081
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                         411,520,140          375,744,058          78,992,584          88,813,361
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Bank borrowings                                                275,505            1,459,006           1,247,671           1,381,011
Floating rate obligations                                   29,610,000           22,185,000           1,305,000           1,460,000
Accrued expenses:
   Management fees                                             202,308              186,763              25,040              24,510
   Other                                                        36,741              101,411              19,736              22,197
Preferred share dividends payable                               53,263               54,720              12,329              18,273
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                     30,177,817           23,986,900           2,609,776           2,905,991
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value                     132,000,000          118,100,000          25,000,000          28,500,000
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                    $249,342,323         $233,657,158         $51,382,808         $57,407,370
====================================================================================================================================
Common shares outstanding                                   16,301,498           15,826,751           3,326,799           3,724,790
====================================================================================================================================
Net asset value per Common share outstanding
   (net assets applicable to Common shares,
   divided by Common shares outstanding)                  $      15.30         $      14.76         $     15.45         $     15.41
====================================================================================================================================
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                   $    163,015         $    158,268         $    33,268         $    37,248
Paid-in surplus                                            230,741,367          216,526,365          47,218,292          52,797,234
Undistributed (Over-distribution of) net investment income    (476,993)            (360,141)            (39,298)           (107,980)
Accumulated net realized gain (loss) from investments and
   derivative transactions                                    (812,071)            (108,901)            (75,937)            (39,581)
Net unrealized appreciation (depreciation) of
   investments and derivative transactions                  19,727,005           17,441,567           4,246,483           4,720,449
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                    $249,342,323         $233,657,158         $51,382,808         $57,407,370
====================================================================================================================================
Authorized shares:
   Common                                                    Unlimited            Unlimited           Unlimited           Unlimited
   Preferred                                                 Unlimited            Unlimited           Unlimited           Unlimited
====================================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                             OPERATIONS Six Months Ended December 31, 2006 (Unaudited)
                                                            NEW JERSEY           NEW JERSEY          NEW JERSEY          NEW JERSEY
                                                            INVESTMENT              PREMIUM            DIVIDEND            DIVIDEND
                                                               QUALITY               INCOME           ADVANTAGE         ADVANTAGE 2
                                                                 (NQJ)                (NNJ)               (NXJ)               (NUJ)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                          $11,071,859          $ 6,445,380          $3,500,502          $2,509,396
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                              1,464,323              870,080             469,871             331,682
Preferred shares - auction fees                                204,165              115,442              60,494              43,479
Preferred shares - dividend disbursing agent fees               15,123               15,123               5,041               5,041
Shareholders' servicing agent fees and expenses                 19,248               11,154                 877                 834
Floating rate obligations interest expense and fees                 --                   --                  --                  --
Custodian's fees and expenses                                   53,286               37,427              23,694              14,643
Directors'/Trustees' fees and expenses                           5,278                3,042               1,805               1,245
Professional fees                                               12,863                9,627               7,285               6,759
Shareholders' reports - printing and mailing expenses           26,032               12,712               9,999               7,775
Stock exchange listing fees                                      5,010                4,961                 281                 194
Investor relations expense                                      29,668               17,980               9,226               6,745
Other expenses                                                  16,632               11,203               8,545               7,843
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit and
   expense reimbursement                                     1,851,628            1,108,751             597,118             426,240
   Custodian fee credit                                        (16,125)              (7,267)             (4,303)             (6,554)
   Expense reimbursement                                            --                   --            (185,236)           (156,449)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                 1,835,503            1,101,484             407,579             263,237
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                        9,236,356            5,343,896           3,092,923           2,246,159
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from investments                      290,371               (3,236)              1,886              18,467
Change in net unrealized appreciation (depreciation)
   of investments                                           10,475,281            6,645,330           3,480,475           2,374,648
Change in net unrealized appreciation (depreciation)
   of forward swaps                                                 --                   --                  --                  --
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                     10,765,652            6,642,094           3,482,361           2,393,115
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income                                  (2,472,716)          (1,438,213)           (752,827)           (565,769)
From accumulated net realized gains                           (168,265)             (27,732)             (7,661)             (3,395)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares
   from distributions to Preferred shareholders             (2,640,981)          (1,465,945)           (760,488)           (569,164)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable
   to Common shares from operations                        $17,361,027          $10,520,045          $5,814,796          $4,070,110
====================================================================================================================================

                                 See accompanying notes to financial statements.

                                                          PENNSYLVANIA         PENNSYLVANIA        PENNSYLVANIA        PENNSYLVANIA
                                                            INVESTMENT              PREMIUM            DIVIDEND            DIVIDEND
                                                               QUALITY             INCOME 2           ADVANTAGE         ADVANTAGE 2
                                                                 (NQP)                (NPY)               (NXM)               (NVY)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                           $ 9,250,462         $ 8,498,226          $1,859,287          $2,092,296
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                              1,191,692            1,101,180             243,801             274,506
Preferred shares - auction fees                                166,356              148,838              31,506              35,919
Preferred shares - dividend disbursing agent fees               15,123               15,123               5,041               5,041
Shareholders' servicing agent fees and expenses                 21,087               17,971                 960                 800
Floating rate obligations interest expense and fees            252,887               82,666               7,329               8,199
Custodian's fees and expenses                                   85,262               55,906              16,199              17,992
Directors'/Trustees' fees and expenses                           4,371                4,155                 982               1,068
Professional fees                                               11,643               10,941               6,141               6,319
Shareholders' reports - printing and mailing expenses           25,972               17,561               6,582               8,258
Stock exchange listing fees                                      4,952                5,034                 142                 160
Investor relations expense                                      25,005               23,151               5,025               5,852
Other expenses                                                  13,481               11,053               7,621               7,872
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit and
   expense reimbursement                                     1,817,831            1,493,579             331,329             371,986
   Custodian fee credit                                        (18,201)             (11,275)             (3,615)             (1,512)
   Expense reimbursement                                            --                   --             (95,831)           (129,480)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                 1,799,630            1,482,304             231,883             240,994
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                        7,450,832            7,015,922           1,627,404           1,851,302
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from investments                        9,398               33,072              47,310             107,174
Change in net unrealized appreciation (depreciation)
   of investments                                            9,488,061            8,617,175           1,694,561           1,840,884
Change in net unrealized appreciation (depreciation)
   of forward swaps                                                 --              135,762                  --                  --
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                      9,497,459            8,786,009           1,741,871           1,948,058
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income                                  (2,221,885)          (1,995,569)           (408,650)           (466,025)
From accumulated net realized gains                                 --                   --                  --             (22,241)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares
   from distributions to Preferred shareholders             (2,221,885)          (1,995,569)           (408,650)           (488,266)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable
   to Common shares from operations                        $14,726,406          $13,806,362          $2,960,625          $3,311,094
====================================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                              CHANGES IN NET ASSETS (Unaudited)
                                          NEW JERSEY                           NEW JERSEY                       NEW JERSEY
                                    INVESTMENT QUALITY (NQJ)               PREMIUM INCOME (NNJ)           DIVIDEND ADVANTAGE (NXJ)
                                  ----------------------------       -----------------------------      ----------------------------
                                   SIX MONTHS                         SIX MONTHS                         SIX MONTHS
                                        ENDED       YEAR ENDED             ENDED        YEAR ENDED            ENDED      YEAR ENDED
                                     12/31/06          6/30/06          12/31/06           6/30/06         12/31/06         6/30/06
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income             $ 9,236,356     $ 18,688,118       $ 5,343,896      $ 10,793,726      $ 3,092,923     $ 6,237,805
Net realized gain (loss)
   from investments                   290,371        2,924,752            (3,236)        1,016,202            1,886         484,326
Net increase from payments by the
   Adviser for losses realized on the
   disposal of investments purchased
   in violation of
   investment restrictions                 --               --                --                --               --              --
Change in net unrealized
   appreciation (depreciation)
   of investments                  10,475,281      (18,288,152)        6,645,330       (11,273,653)       3,480,475      (5,541,649)
Change in net unrealized appreciation
   (depreciation) of forward swaps         --               --                --                --               --              --
Distributions to Preferred Shareholders:
   From net investment income      (2,472,716)      (3,729,225)       (1,438,213)       (1,991,793)        (752,827)     (1,154,022)
   From accumulated net
      realized gains                 (168,265)        (599,726)          (27,732)         (454,296)          (7,661)        (82,061)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
   in net assets applicable
   to Common shares
   from operations                 17,361,027       (1,004,233)       10,520,045        (1,909,814)       5,814,796         (55,601)
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income         (6,821,281)     (16,230,307)       (4,232,991)       (9,510,935)      (2,541,512)     (5,512,880)
From accumulated net realized gains  (700,564)      (4,917,869)         (122,903)       (3,721,776)         (34,822)       (678,056)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Common shareholders          (7,521,845)     (21,148,176)       (4,355,894)      (13,232,711)      (2,576,334)     (6,190,936)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from Common shares
   issued to shareholders due to
   reinvestment of distributions           --          608,791                --           159,660           92,709         122,384
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable
   to Common shares from
   capital share transactions              --          608,791                --           159,660           92,709         122,384
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares      9,839,182      (21,543,618)        6,164,151       (14,982,865)       3,331,171      (6,124,153)
Net assets applicable to Common
   shares at the beginning
   of period                      297,539,010      319,082,628       178,199,445       193,182,310       96,377,524     102,501,677
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period   $307,378,192     $297,539,010      $184,363,596      $178,199,445      $99,708,695    $ 96,377,524
====================================================================================================================================
Undistributed (Over-distribution of)
   net investment income at the
   end of period                 $   (395,042)    $   (337,401)     $    188,461      $    515,769      $   (62,265)   $    139,151
====================================================================================================================================

                                 See accompanying notes to financial statements.

                                            NEW JERSEY                       PENNSYLVANIA                       PENNSYLVANIA
                                   DIVIDEND ADVANTAGE 2 (NUJ)           INVESTMENT QUALITY (NQP)            PREMIUM INCOME 2 (NPY)
                                  ----------------------------       -----------------------------      ----------------------------
                                   SIX MONTHS                         SIX MONTHS                         SIX MONTHS
                                        ENDED       YEAR ENDED             ENDED        YEAR ENDED            ENDED      YEAR ENDED
                                     12/31/06          6/30/06          12/31/06           6/30/06         12/31/06         6/30/06
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income             $ 2,246,159      $ 4,467,174       $ 7,450,832      $ 14,590,128      $ 7,015,922    $ 14,058,368
Net realized gain (loss)
   from investments                    18,467          178,837             9,398          (822,081)          33,072         (44,620)
Net increase from payments by the
   Adviser for losses realized on the
   disposal of investments purchased
   in violation of
   investment restrictions                 --               --                --                --               --          27,169
Change in net unrealized
   appreciation (depreciation)
   of investments                   2,374,648       (3,595,338)        9,488,061       (13,473,894)       8,617,175     (12,682,405)
Change in net unrealized appreciation
   (depreciation) of forward swaps         --               --                --                --          135,762              --
Distributions to Preferred Shareholders:
   From net investment income        (565,769)        (861,957)       (2,221,885)       (3,413,477)      (1,995,569)     (2,800,234)
   From accumulated net
      realized gains                   (3,395)         (57,711)               --          (261,069)              --        (435,619)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
   in net assets applicable
   to Common shares
   from operations                  4,070,110          131,005        14,726,406        (3,380,393)      13,806,362      (1,877,341)
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income         (1,789,190)      (3,899,566)       (5,102,372)      (11,533,314)      (5,270,312)    (12,127,724)
From accumulated net realized gains   (14,915)        (424,522)               --        (1,732,849)              --      (3,389,440)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Common shareholders          (1,804,105)      (4,324,088)       (5,102,372)      (13,266,163)      (5,270,312)    (15,517,164)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from Common shares
   issued to shareholders due to
   reinvestment of distributions       42,413          111,985                --                --               --         142,460
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable
   to Common shares from
   capital share transactions          42,413          111,985                --                --               --         142,460
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares      2,308,418       (4,081,098)        9,624,034       (16,646,556)       8,536,050     (17,252,045)
Net assets applicable to Common
   shares at the beginning
   of period                       67,150,026       71,231,124       239,718,289       256,364,845      225,121,108     242,373,153
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period    $69,458,444      $67,150,026      $249,342,323      $239,718,289     $233,657,158    $225,121,108
====================================================================================================================================
Undistributed (Over-distribution of)
   net investment income at the
   end of period                  $   (67,018)      $   41,782      $   (476,993)     $   (603,568)    $   (360,141)   $   (110,182)
====================================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                            CHANGES IN NET ASSETS (Unaudited) (continued)
                                                                             PENNSYLVANIA                      PENNSYLVANIA
                                                                        DIVIDEND ADVANTAGE (NXM)         DIVIDEND ADVANTAGE 2 (NVY)
                                                                     -----------------------------      ----------------------------
                                                                      SIX MONTHS                         SIX MONTHS
                                                                           ENDED        YEAR ENDED            ENDED      YEAR ENDED
                                                                        12/31/06           6/30/06         12/31/06         6/30/06
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                                $ 1,627,404       $ 3,240,349      $ 1,851,302     $ 3,667,111
Net realized gain (loss) from investments                                 47,310           (47,126)         107,174         239,396
Net increase from payments by the
   Adviser for losses realized on the
   disposal of investments purchased
   in violation of
   investment restrictions                                                    --                --               --              --
Change in net unrealized
   appreciation (depreciation)
   of investments                                                      1,694,561        (2,528,439)       1,840,884      (3,414,928)
Change in net unrealized appreciation
   (depreciation) of forward swaps                                            --                --               --              --
Distributions to Preferred Shareholders:
   From net investment income                                           (408,650)         (637,236)        (466,025)       (715,207)
   From accumulated net realized gains                                        --           (40,350)         (22,241)        (47,059)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
   in net assets applicable
   to Common shares
   from operations                                                     2,960,625           (12,802)       3,311,094        (270,687)
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                                            (1,326,456)       (2,902,469)      (1,409,833)     (2,942,584)
From accumulated net realized gains                                           --          (336,361)         (90,885)       (363,540)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Common shareholders                                             (1,326,456)       (3,238,830)      (1,500,718)     (3,306,124)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from Common shares
   issued to shareholders due to
   reinvestment of distributions                                          88,940           199,614               --              --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable
   to Common shares from
   capital share transactions                                             88,940           199,614               --              --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares                                         1,723,109        (3,052,018)       1,810,376      (3,576,811)
Net assets applicable to Common
   shares at the beginning of period                                  49,659,699        52,711,717       55,596,994      59,173,805
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period                                       $51,382,808       $49,659,699      $57,407,370     $55,596,994
====================================================================================================================================
Undistributed (Over-distribution of)
   net investment income at the
   end of period                                                     $   (39,298)      $    68,404      $  (107,980)    $   (83,424)
====================================================================================================================================

                                 See accompanying notes to financial statements.

Notes to
       FINANCIAL STATEMENTS (Unaudited)



1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The state funds (the "Funds") covered in this report and their corresponding Common share stock exchange symbols are Nuveen New Jersey Investment Quality Municipal Fund, Inc. (NQJ), Nuveen New Jersey Premium Income Municipal Fund, Inc. (NNJ), Nuveen New Jersey Dividend Advantage Municipal Fund (NXJ), Nuveen New Jersey Dividend Advantage Municipal Fund 2 (NUJ), Nuveen Pennsylvania Investment Quality Municipal Fund (NQP), Nuveen Pennsylvania Premium Income Municipal Fund 2 (NPY), Nuveen Pennsylvania Dividend Advantage Municipal Fund
(NXM) and Nuveen Pennsylvania Dividend Advantage Municipal Fund 2 (NVY). Common shares of New Jersey Investment Quality (NQJ), New Jersey Premium Income (NNJ), Pennsylvania Investment Quality (NQP) and Pennsylvania Premium Income 2 (NPY) are traded on the New York Stock Exchange while Common shares of New Jersey Dividend Advantage (NXJ), New Jersey Dividend Advantage 2 (NUJ), Pennsylvania Dividend Advantage (NXM) and Pennsylvania Dividend Advantage 2 (NVY) are traded on the American Stock Exchange. The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end management investment companies.

Each Fund seeks to provide current income exempt from both regular federal and designated state income taxes by investing primarily in a diversified portfolio of municipal obligations issued by state and local government authorities within a single state or certain U.S. territories.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles.

Investment Valuation

The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Directors/Trustees. When market price quotes are not readily available (which is usually the case for municipal securities), the pricing service may establish fair value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers, evaluations of anticipated cash flows or collateral and general market conditions. Prices of forward swap contracts are also provided by an independent pricing service approved by each Fund's Board of Directors/Trustees. If the pricing service is unable to supply a price for a municipal bond or a forward swap contract, each Fund may use a market price or fair market value quote provided by a major broker/dealer in such investments. If it is determined that the market price or fair market value for an investment is unavailable or inappropriate, the Board of Directors/Trustees of the Funds, or its designee, may establish a fair value for the investment. Temporary investments in securities that have variable rate and demand features qualifying them as short-term investments are valued at amortized cost, which approximates market value.

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. At December 31, 2006, there were no such outstanding purchase commitments in any of the Funds.

Investment Income

Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any.

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

Dividends and Distributions to Common Shareholders

Dividends from tax-exempt net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



Distributions to Common shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

Preferred Shares

The Funds have issued and outstanding Preferred shares, $25,000 stated value per share, as a means of effecting financial leverage. Each Fund's Preferred shares are issued in one or more Series. The dividend rate paid by the Funds on each Series is determined every seven days, pursuant to a dutch auction process overseen by the auction agent, and is payable at the end of each rate period. The number of Preferred shares outstanding, by Series and in total, for each Fund is as follows:

                                                     NEW JERSEY      NEW JERSEY      NEW JERSEY      NEW JERSEY
                                                     INVESTMENT         PREMIUM        DIVIDEND        DIVIDEND
                                                        QUALITY          INCOME       ADVANTAGE     ADVANTAGE 2
                                                          (NQJ)           (NNJ)           (NXJ)           (NUJ)
---------------------------------------------------------------------------------------------------------------
Number of shares:
   Series M                                               3,200              --              --              --
   Series T                                                  --             624           1,920              --
   Series W                                                  --           1,440              --           1,380
   Series TH                                              2,000           1,600              --              --
   Series F                                               1,280              --              --              --
---------------------------------------------------------------------------------------------------------------
Total                                                     6,480           3,664           1,920           1,380
===============================================================================================================
                                                   PENNSYLVANIA    PENNSYLVANIA    PENNSYLVANIA    PENNSYLVANIA
                                                     INVESTMENT         PREMIUM        DIVIDEND        DIVIDEND
                                                        QUALITY        INCOME 2       ADVANTAGE     ADVANTAGE 2
                                                          (NQP)           (NPY)           (NXM)           (NVY)
---------------------------------------------------------------------------------------------------------------
Number of shares:
   Series M                                                  --             844              --           1,140
   Series T                                                 880              --           1,000              --
   Series W                                               2,400              --              --              --
   Series TH                                              2,000           2,080              --              --
   Series F                                                  --           1,800              --              --
---------------------------------------------------------------------------------------------------------------
Total                                                     5,280           4,724           1,000           1,140
===============================================================================================================

Inverse Floating Rate Securities

Each Fund may invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. In turn, this trust (a) issues floating rate certificates, in face amounts equal to some fraction of the deposited bond's par amount or market value, that typically pay short-term tax-exempt interest rates to third parties, and (b) issues to a long-term investor (such as one of the Funds) an inverse floating rate certificate (sometimes referred to as an "inverse floater") that represents all remaining or residual interest in the trust. The income received by the inverse floater holder varies inversely with the short-term rate paid to the floating rate certificates' holders, and in most circumstances the inverse floater holder bears substantially all of the underlying bond's downside investment risk and also benefits disproportionately from any potential appreciation of the underlying bond's value. The price of an inverse floating rate security will be more volatile than that of the underlying bond because the interest rate is dependent on not only the fixed coupon rate of the underlying bond but also on the short-term interest paid on the floating rate certificates, and because the inverse floating rate security essentially bears the risk of loss of the greater face value of the underlying bond.

A Fund may purchase an inverse floating rate security in a secondary market transaction without first owning the underlying bond (referred to as an "externally-deposited inverse floater"), or instead by first selling a fixed-rate bond to a broker-dealer for deposit into the special purpose trust and receiving in turn the residual interest in the trust (referred to as a "self-deposited inverse floater"). An investment in an externally-deposited inverse floater is identified in the Portfolio of Investments as an "Inverse floating rate investment". An investment in a self-deposited inverse floater is accounted for as a financing transaction in accordance with Statement of Financial Accounting Standards (SFAS) No. 140 "Accounting for Transfers and Servicing of Financial Assets and Extinguishment of

Liabilities". In such instances, a fixed-rate bond deposited into a special purpose trust is identified in the Portfolio of Investments as an "Underlying bond of an inverse floating rate trust", with the Fund accounting for the short-term floating rate certificates issued by the trust as "Floating rate obligations" on the Statement of Assets and Liabilities. In addition, the Fund reflects in Investment Income the entire earnings of the underlying bond and accounts for the related interest paid to the holders of the short-term floating rate certificates as "Floating rate obligations interest expense and fees" in the Statement of Operations.

During the six months ended December 31, 2006, Pennsylvania Investment Quality
(NQP), Pennsylvania Premium Income 2 (NPY), Pennsylvania Dividend Advantage
(NXM) and Pennsylvania Dividend Advantage 2 (NVY) invested in externally deposited inverse floaters and/or self-deposited inverse floaters. New Jersey Investment Quality (NQJ), New Jersey Premium Income (NNJ), New Jersey Dividend Advantage (NXJ) and New Jersey Dividend Advantage 2 (NUJ) did not invest in any such instruments during the six months ended December 31, 2006.

The average floating rate obligations outstanding and average annual interest rate related to self-deposited inverse floaters during the six months ended December 31, 2006, were as follows:

                                                   PENNSYLVANIA    PENNSYLVANIA    PENNSYLVANIA    PENNSYLVANIA
                                                     INVESTMENT         PREMIUM        DIVIDEND        DIVIDEND
                                                        QUALITY        INCOME 2       ADVANTAGE     ADVANTAGE 2
                                                          (NQP)           (NPY)           (NXM)           (NVY)
---------------------------------------------------------------------------------------------------------------
Average floating rate obligations                   $13,060,707      $4,250,489        $375,897        $420,543

Average annual interest rate                              3.84%           3.86%           3.87%           3.87%
===============================================================================================================

Forward Swap Transactions

The Funds are authorized to invest in certain derivative financial instruments. The Funds' use of forward interest rate swap transactions is intended to help the Fund manage its overall interest rate sensitivity, either shorter or longer, generally to more closely align the Fund's interest rate sensitivity with that of the broader municipal market. Forward interest rate swap transactions involve each Fund's agreement with a counterparty to pay, in the future, a fixed or variable rate payment in exchange for the counterparty paying the Fund a variable or fixed rate payment, the accruals for which would begin at a specified date in the future (the "effective date"). The amount of the payment obligation is based on the notional amount of the forward swap contract and the termination date of the swap (which is akin to a bond's maturity). The value of the Fund's swap commitment would increase or decrease based primarily on the extent to which long-term interest rates for bonds having a maturity of the swap's termination date increases or decreases. The Funds may terminate a swap contract prior to the effective date, at which point a realized gain or loss is recognized. When a forward swap is terminated, it ordinarily does not involve the delivery of securities or other underlying assets or principal, but rather is settled in cash on a net basis. Each Fund intends, but is not obligated, to terminate its forward swaps before the effective date. Accordingly, the risk of loss with respect to the swap counterparty on such transactions is limited to the credit risk associated with a counterparty failing to honor its commitment to pay any realized gain to the Fund upon termination. To reduce such credit risk, all counterparties are required to pledge collateral daily (based on the daily valuation of each swap) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when any of the Funds have an unrealized loss on a swap contract, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate, either up or down, by at least the predetermined threshold amount.

Bank Borrowings

The Funds have an unsecured bank line of credit under which outstanding balances bear interest at a variable rate. As of December 31, 2006, the Funds were paying an annualized interest rate of 5.76% on their respective outstanding borrowings. No compensating balances are required.

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Indemnifications

Under the Funds' organizational documents, their Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



2. FUND SHARES

Transactions in Common shares were as follows:

                                               NEW JERSEY                  NEW JERSEY                NEW JERSEY
                                         INVESTMENT QUALITY (NQJ)     PREMIUM INCOME (NNJ)     DIVIDEND ADVANTAGE (NXJ)
                                         ------------------------   ------------------------  --------------------------
                                         SIX MONTHS                 SIX MONTHS                SIX MONTHS
                                              ENDED    YEAR ENDED        ENDED    YEAR ENDED        ENDED     YEAR ENDED
                                           12/31/06       6/30/06     12/31/06       6/30/06     12/31/06        6/30/06
------------------------------------------------------------------------------------------------------------------------
Common shares issued to
     shareholders due to
     reinvestment of distributions               --        39,742           --        10,167        5,995          7,907
========================================================================================================================
                                               NEW JERSEY                PENNSYLVANIA                PENNSYLVANIA
                                        DIVIDEND ADVANTAGE 2 (NUJ)  INVESTMENT QUALITY (NQP)    PREMIUM INCOME 2 (NPY)
                                        --------------------------  ------------------------  --------------------------
                                         SIX MONTHS                 SIX MONTHS                SIX MONTHS
                                              ENDED    YEAR ENDED        ENDED    YEAR ENDED        ENDED     YEAR ENDED
                                           12/31/06       6/30/06     12/31/06       6/30/06     12/31/06        6/30/06
------------------------------------------------------------------------------------------------------------------------
Common shares issued to
     shareholders due to
     reinvestment of distributions            2,668         6,973           --            --           --          9,155
========================================================================================================================
                                                                          PENNSYLVANIA               PENNSYLVANIA
                                                                    DIVIDEND ADVANTAGE (NXM)  DIVIDEND ADVANTAGE 2 (NVY)
                                                                    ------------------------  --------------------------
                                                                    SIX MONTHS                SIX MONTHS
                                                                         ENDED   YEAR ENDED        ENDED     YEAR ENDED
                                                                      12/31/06      6/30/06     12/31/06        6/30/06
------------------------------------------------------------------------------------------------------------------------
Common shares issued to
     shareholders due to
     reinvestment of distributions                                       5,661       12,400           --             --
========================================================================================================================

3. INVESTMENT TRANSACTIONS

Purchases and sales (including maturities but excluding short-term investments and derivative transactions) during the six months ended December 31, 2006, were as follows:

                                                     NEW JERSEY      NEW JERSEY      NEW JERSEY      NEW JERSEY
                                                     INVESTMENT         PREMIUM        DIVIDEND        DIVIDEND
                                                        QUALITY          INCOME       ADVANTAGE     ADVANTAGE 2
                                                          (NQJ)           (NNJ)           (NXJ)           (NUJ)
---------------------------------------------------------------------------------------------------------------
Purchases                                           $ 9,769,611      $4,694,805      $5,035,123      $3,794,268
Sales and maturities                                 11,045,146       5,495,328       5,065,822       3,166,116
===============================================================================================================
                                                   PENNSYLVANIA    PENNSYLVANIA    PENNSYLVANIA    PENNSYLVANIA
                                                     INVESTMENT         PREMIUM        DIVIDEND        DIVIDEND
                                                        QUALITY        INCOME 2       ADVANTAGE     ADVANTAGE 2
                                                          (NQP)           (NPY)           (NXM)           (NVY)
---------------------------------------------------------------------------------------------------------------
Purchases                                           $66,663,057     $44,003,151      $4,962,069      $4,763,828
Sales and maturities                                 36,867,069      21,990,736       2,822,427       2,782,344
===============================================================================================================

4. INCOME TAX INFORMATION

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No.140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their Federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Funds.

At December 31, 2006, the cost of investments was as follows:

                                                     NEW JERSEY      NEW JERSEY      NEW JERSEY      NEW JERSEY
                                                     INVESTMENT         PREMIUM        DIVIDEND        DIVIDEND
                                                        QUALITY          INCOME       ADVANTAGE     ADVANTAGE 2
                                                          (NQJ)           (NNJ)           (NXJ)           (NUJ)
---------------------------------------------------------------------------------------------------------------
Cost of investments                                $446,853,591    $260,565,303    $139,968,463     $97,876,247
===============================================================================================================
                                                   PENNSYLVANIA    PENNSYLVANIA    PENNSYLVANIA    PENNSYLVANIA
                                                     INVESTMENT         PREMIUM        DIVIDEND        DIVIDEND
                                                        QUALITY        INCOME 2       ADVANTAGE     ADVANTAGE 2
                                                          (NQP)           (NPY)           (NXM)           (NVY)
---------------------------------------------------------------------------------------------------------------
Cost of investments                                $357,232,498    $331,328,096     $72,321,325     $81,302,984
===============================================================================================================

Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 2006, were as follows:

                                                     NEW JERSEY      NEW JERSEY      NEW JERSEY      NEW JERSEY
                                                     INVESTMENT         PREMIUM        DIVIDEND        DIVIDEND
                                                        QUALITY          INCOME       ADVANTAGE     ADVANTAGE 2
                                                          (NQJ)           (NNJ)           (NXJ)           (NUJ)
---------------------------------------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                                     $18,759,101     $12,258,591      $6,708,641      $5,464,264
   Depreciation                                        (223,333)        (81,559)        (68,456)        (51,938)
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)
   of investments                                   $18,535,768     $12,177,032      $6,640,185      $5,412,326
===============================================================================================================
                                                   PENNSYLVANIA    PENNSYLVANIA    PENNSYLVANIA    PENNSYLVANIA
                                                     INVESTMENT         PREMIUM        DIVIDEND        DIVIDEND
                                                        QUALITY        INCOME 2       ADVANTAGE     ADVANTAGE 2
                                                          (NQP)           (NPY)           (NXM)           (NVY)
---------------------------------------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                                     $19,785,531     $17,684,488      $4,301,786      $4,771,449
   Depreciation                                         (46,578)       (193,911)        (62,199)        (55,661)
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)
   of investments                                   $19,738,953     $17,490,577      $4,239,587      $4,715,788
===============================================================================================================

The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains at June 30, 2006, the Funds' last tax year end, were as follows:

                                                     NEW JERSEY      NEW JERSEY      NEW JERSEY      NEW JERSEY
                                                     INVESTMENT         PREMIUM        DIVIDEND        DIVIDEND
                                                        QUALITY          INCOME       ADVANTAGE     ADVANTAGE 2
                                                          (NQJ)           (NNJ)           (NXJ)           (NUJ)
---------------------------------------------------------------------------------------------------------------
Undistributed net tax-exempt income *                  $872,824      $1,111,531        $530,422        $323,035
Undistributed net ordinary income **                         --           3,495              --             127
Undistributed net long-term capital gains               600,674         150,621          42,218          18,098
===============================================================================================================
                                                   PENNSYLVANIA    PENNSYLVANIA    PENNSYLVANIA    PENNSYLVANIA
                                                     INVESTMENT         PREMIUM        DIVIDEND        DIVIDEND
                                                        QUALITY        INCOME 2       ADVANTAGE     ADVANTAGE 2
                                                          (NQP)           (NPY)           (NXM)           (NVY)
---------------------------------------------------------------------------------------------------------------
Undistributed net tax-exempt income *                 $250,835         $638,543        $272,260        $142,807
Undistributed net ordinary income **                        --               --              --              --
Undistributed net long-term capital gains                   --            1,345              --          39,039
===============================================================================================================

* Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on June 1, 2006, paid on July 3, 2006.

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)


The tax character of distributions paid during the Funds' last tax year ended June 30, 2006, was designated for purposes of the dividends paid deduction as follows:

                                                     NEW JERSEY      NEW JERSEY      NEW JERSEY      NEW JERSEY
                                                     INVESTMENT         PREMIUM        DIVIDEND        DIVIDEND
                                                        QUALITY          INCOME       ADVANTAGE     ADVANTAGE 2
                                                          (NQJ)           (NNJ)           (NXJ)           (NUJ)
---------------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt income            $20,266,148     $11,621,963      $6,701,392      $4,803,247
Distributions from net ordinary income **                    --           9,989              --             124
Distributions from net long-term capital gains        5,517,595       4,174,209         760,117         482,233
===============================================================================================================
                                                   PENNSYLVANIA    PENNSYLVANIA    PENNSYLVANIA    PENNSYLVANIA
                                                     INVESTMENT         PREMIUM        DIVIDEND        DIVIDEND
                                                        QUALITY        INCOME 2       ADVANTAGE     ADVANTAGE 2
                                                          (NQP)           (NPY)           (NXM)           (NVY)
---------------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt income           $15,205,803      $15,141,147      $3,570,220      $3,664,279
Distributions from net ordinary income **                8,580           41,520              --              --
Distributions from net long-term capital gains       1,984,315        3,816,421         357,090         410,598
===============================================================================================================

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At June 30, 2006, the Funds' last tax year end, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                                                    PENNSYLVANIA    PENNSYLVANIA
                                                      INVESTMENT        DIVIDEND
                                                         QUALITY       ADVANTAGE
                                                           (NQP)           (NXM)
--------------------------------------------------------------------------------
Expiration year
   2014                                                 $124,650         $15,555
--------------------------------------------------------------------------------
Total                                                   $124,650         $15,555
================================================================================


The following Funds elected to defer net realized losses from investments incurred from November 1, 2005 through June 30, 2006 ("post-October losses") in accordance with Federal income tax regulations. Post-October losses are treated as having arisen on the first day of the current fiscal year:

                               NEW JERSEY    NEW JERSEY   PENNSYLVANIA   PENNSYLVANIA  PENNSYLVANIA   PENNSYLVANIA
                                 DIVIDEND      DIVIDEND     INVESTMENT        PREMIUM      DIVIDEND       DIVIDEND
                                ADVANTAGE   ADVANTAGE 2        QUALITY       INCOME 2     ADVANTAGE    ADVANTAGE 2
                                    (NXJ)         (NUJ)          (NQP)          (NPY)         (NXM)          (NVY)
------------------------------------------------------------------------------------------------------------------
                                 $167,478      $22,828        $696,819       $143,520       $72,480        $43,833
==================================================================================================================

5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Each Fund's management fee is separated into two components - a complex-level component, based on the aggregate amount of all fund assets managed by Nuveen Asset Management (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc. ("Nuveen"), and a specific fund-level component, based only on the amount of assets within each individual fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee, payable monthly, for each Fund is based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:

                                             NEW JERSEY INVESTMENT QUALITY (NQJ)
                                                 NEW JERSEY PREMIUM INCOME (NNJ)
AVERAGE DAILY NET ASSETS                   PENNSYLVANIA INVESTMENT QUALITY (NQP)
(INCLUDING NET ASSETS                        PENNSYLVANIA PREMIUM INCOME 2 (NPY)
ATTRIBUTABLE TO PREFERRED SHARES)                            FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $125 million                                                .4500%
For the next $125 million                                                 .4375
For the next $250 million                                                 .4250
For the next $500 million                                                 .4125
For the next $1 billion                                                   .4000
For the next $3 billion                                                   .3875
For net assets over $5 billion                                            .3750
================================================================================

                                             NEW JERSEY DIVIDEND ADVANTAGE (NXJ)
                                           NEW JERSEY DIVIDEND ADVANTAGE 2 (NUJ)
AVERAGE DAILY NET ASSETS                   PENNSYLVANIA DIVIDEND ADVANTAGE (NXM)
(INCLUDING NET ASSETS                    PENNSYLVANIA DIVIDEND ADVANTAGE 2 (NVY)
ATTRIBUTABLE TO PREFERRED SHARES)                           FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $125 million                                                .4500%
For the next $125 million                                                 .4375
For the next $250 million                                                 .4250
For the next $500 million                                                 .4125
For the next $1 billion                                                   .4000
For net assets over $2 billion                                            .3750
================================================================================


The annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as stated in the table below. As of December 31, 2006, the complex-level fee rate was .1845%.

COMPLEX-LEVEL ASSETS(1)                                   COMPLEX-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $55 billion                                                 .2000%
For the next $1 billion                                                   .1800
For the next $1 billion                                                   .1600
For the next $3 billion                                                   .1425
For the next $3 billion                                                   .1325
For the next $3 billion                                                   .1250
For the next $5 billion                                                   .1200
For the next $5 billion                                                   .1175
For the next $15 billion                                                  .1150
For Managed Assets over $91 billion (2)                                   .1400
================================================================================

(1) The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets ("Managed Assets" means the average daily net assets of each fund including assets attributable to preferred stock issued by or borrowings by the Nuveen funds) of Nuveen-sponsored funds in the U.S.

(2) With respect to the complex-wide Managed Assets over $91 billion, the fee rate or rates that will apply to such assets will be determined at a later date. In the unlikely event that complex-wide Managed Assets reach $91 billion prior to a determination of the complex-level fee rate or rates to be applied to Managed Assets in excess of $91 billion, the complex-level fee rate for such complex-wide Managed Assets shall be .1400% until such time as a different rate or rates is determined.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those of its Directors/Trustees who are affiliated with the Adviser or to its Officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Directors/Trustees has adopted a deferred compensation plan for independent Directors/Trustees that enables Directors/Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised Funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised Funds.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



For the first ten years of New Jersey Dividend Advantage's (NXJ) and Pennsylvania Dividend Advantage's (NXM) operations, the Adviser has agreed to reimburse the Funds, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                     YEAR ENDING
MARCH 31,                                       MARCH 31,
--------------------------------------------------------------------------------

2001*                     .30%                  2007                        .25%
2002                      .30                   2008                        .20
2003                      .30                   2009                        .15
2004                      .30                   2010                        .10
2005                      .30                   2011                        .05
2006                      .30
================================================================================

*  From the commencement of operations.

The Adviser has not agreed to reimburse New Jersey Dividend Advantage (NXJ) and Pennsylvania Dividend Advantage (NXM) for any portion of their fees and expenses beyond March 31, 2011.

For the first ten years of New Jersey Dividend Advantage 2's (NUJ) and Pennsylvania Dividend Advantage 2's (NVY) operations, the Adviser has agreed to reimburse the Funds, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                     YEAR ENDING
MARCH 31,                                       MARCH 31,
--------------------------------------------------------------------------------

2002*                     .30%                  2008                        .25%
2003                      .30                   2009                        .20
2004                      .30                   2010                        .15
2005                      .30                   2011                        .10
2006                      .30                   2012                        .05
2007                      .30
================================================================================

*  From the commencement of operations.

The Adviser has not agreed to reimburse New Jersey Dividend Advantage 2 (NUJ) and Pennsylvania Dividend Advantage 2 (NVY) for any portion of their fees and expenses beyond March 31, 2012.

As a result of certain trading errors that occurred during the fiscal year ended June 30, 2006, Pennsylvania Premium Income 2 (NPY) was reimbursed $27,169 by the Adviser to offset losses on the disposal of investments in violation of investment restrictions.

6. NEW ACCOUNTING PRONOUNCEMENTS

Financial Accounting Standards Board Interpretation No. 48

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 Accounting for Uncertainty in Income Taxes (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows funds to delay implementing FIN 48 into NAV calculations until the fund's last NAV calculation in the first required financial statement reporting period. As a result, the Funds must begin to incorporate FIN 48 into their NAV calculations on June 29, 2007. At this time, management is continuing to evaluate the implications of FIN 48 and does not expect the adoption of FIN 48 will have a significant impact on the net assets or results of operations of the Funds.

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this standard relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of December 31, 2006, the Funds do not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements included within the Statement of Operations for the period.

7. SUBSEQUENT EVENT

Distributions to Common Shareholders

The Funds declared Common share dividend distributions from their tax-exempt net investment income which were paid on February 1, 2007, to shareholders of record on January 15, 2007, as follows:

                                                     NEW JERSEY      NEW JERSEY      NEW JERSEY      NEW JERSEY
                                                     INVESTMENT         PREMIUM        DIVIDEND        DIVIDEND
                                                        QUALITY          INCOME       ADVANTAGE     ADVANTAGE 2
                                                          (NQJ)           (NNJ)           (NXJ)           (NUJ)
---------------------------------------------------------------------------------------------------------------
Dividend per share                                       $.0545          $.0575          $.0645          $.0660
===============================================================================================================
                                                   PENNSYLVANIA    PENNSYLVANIA    PENNSYLVANIA    PENNSYLVANIA
                                                     INVESTMENT         PREMIUM        DIVIDEND        DIVIDEND
                                                        QUALITY        INCOME 2       ADVANTAGE     ADVANTAGE 2
                                                          (NQP)           (NPY)           (NXM)           (NVY)
---------------------------------------------------------------------------------------------------------------
Dividend per share                                       $.0535          $.0555          $.0665          $.0610
===============================================================================================================

                        Financial
                                HIGHLIGHTS (Unaudited)

          Selected data for a Common share outstanding throughout each period:

                                                            Investment Operations                          Less Distributions
                               ------------------------------------------------------------------- ---------------------------------
                                                        Distributions    Distributions
                                                             from Net             from                    Net
                   Beginning                               Investment          Capital             Investment    Capital
                      Common                      Net       Income to         Gains to              Income to   Gains to
                       Share          Net   Realized/       Preferred        Preferred                 Common     Common
                   Net Asset   Investment  Unrealized          Share-           Share-                 Share-     Share-
                       Value       Income  Gain (Loss)        holders+         holders+    Total      holders    holders       Total
====================================================================================================================================
NEW JERSEY
INVESTMENT
QUALITY (NQJ)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2007(b)               $14.53        $ .45       $ .52           $(.12)           $(.01)    $ .84        $(.33)     $(.03)    $ (.36)
2006                   15.61          .91        (.75)           (.18)            (.03)     (.05)        (.79)      (.24)     (1.03)
2005                   14.69          .95        1.13            (.10)            (.01)     1.97         (.94)      (.11)     (1.05)
2004                   15.65         1.01        (.75)           (.05)            (.01)      .20         (.96)      (.20)     (1.16)
2003                   15.07         1.05         .61            (.07)            (.01)     1.58         (.93)      (.07)     (1.00)
2002                   15.03         1.10        (.01)           (.13)              --       .96         (.92)        --       (.92)

NEW JERSEY
PREMIUM
INCOME (NNJ)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2007(b)                14.79          .44         .55            (.12)              --       .87         (.35)      (.01)      (.36)
2006                   16.05          .90        (.85)           (.17)            (.04)     (.16)        (.79)      (.31)     (1.10)
2005                   15.35          .94        1.01            (.10)            (.01)     1.84         (.92)      (.22)     (1.14)
2004                   16.28          .99        (.79)           (.05)            (.01)      .14         (.94)      (.13)     (1.07)
2003                   15.60         1.04         .63            (.07)              --      1.60         (.92)        --       (.92)
2002                   15.27         1.06         .24            (.12)              --      1.18         (.85)        --       (.85)
====================================================================================================================================
                                                                      Total Returns
                                                                  ----------------------
                                                                                 Based
                             Offering                                               on
                            Costs and      Ending                               Common
                            Preferred      Common                  Based         Share
                                Share       Share      Ending         on           Net
                         Underwriting   Net Asset      Market     Market         Asset
                            Discounts       Value       Value      Value**       Value**
========================================================================================
NEW JERSEY
INVESTMENT
QUALITY (NQJ)
----------------------------------------------------------------------------------------
Year Ended 6/30:
2007(b)                          $ --      $15.01      $14.08       5.47%         5.86%
2006                               --       14.53       13.70      (3.62)         (.31)
2005                               --       15.61       15.25      15.13         13.81
2004                               --       14.69       14.19      (4.09)         1.26
2003                               --       15.65       15.94      11.68         10.72
2002                               --       15.07       15.22       4.19          6.56

NEW JERSEY
PREMIUM
INCOME (NNJ)
----------------------------------------------------------------------------------------
Year Ended 6/30:
2007(b)                            --       15.30       14.59       5.58          5.92
2006                               --       14.79       14.16      (3.36)        (1.04)
2005                               --       16.05       15.76      19.43         12.31
2004                               --       15.35       14.19      (5.65)          .85
2003                               --       16.28       16.10      10.18         10.48
2002                               --       15.60       15.50       7.88          7.91
========================================================================================
                                                                  Ratios/Supplemental Data
                 -------------------------------------------------------------------------------------------------------------------
                                       Ratios to Average Net Assets                   Ratios to Average Net Assets
                                       Applicable to Common Shares                   Applicable to Common Shares
                                       Before Credit/Reimbursement                  After Credit/Reimbursement***
                               -------------------------------------------  ----------------------------------------------
                      Ending
                         Net
                      Assets
                  Applicable    Expenses        Expenses             Net     Expenses         Expenses               Net   Portfolio
                   to Common   Including       Excluding      Investment    Including        Excluding        Investment    Turnover
                 Shares (000)   Interest++(a)   Interest++(a)     Income++   Interest++(a)    Interest++(a)       Income++      Rate
====================================================================================================================================
NEW JERSEY
INVESTMENT
QUALITY (NQJ)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2007(b)             $307,378        1.20%*          1.20%*          5.98%*       1.19%*           1.19%*            5.99%*        2%
2006                 297,539        1.21            1.21            6.05         1.19             1.19              6.08         17
2005                 319,083        1.21            1.21            6.22         1.20             1.20              6.23         15
2004                 299,671        1.21            1.21            6.64         1.21             1.21              6.64         19
2003                 316,970        1.22            1.22            6.80         1.22             1.22              6.81         12
2002                 304,808        1.25            1.25            7.35         1.23             1.23              7.36         22

NEW JERSEY
PREMIUM
INCOME (NNJ)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2007(b)              184,364        1.20*           1.20*           5.78*        1.19*            1.19*             5.78*         2
2006                 178,199        1.19            1.19            5.81         1.18             1.18              5.83         12
2005                 193,182        1.18            1.18            5.91         1.17             1.17              5.92         21
2004                 184,753        1.18            1.18            6.23         1.18             1.18              6.23         23
2003                 195,568        1.20            1.20            6.48         1.20             1.20              6.48         13
2002                 187,393        1.22            1.22            6.85         1.22             1.22              6.86         14
====================================================================================================================================

                                                      Floating Rate Obligations
                   Preferred Shares at End of Period       at End of Period
             ---------------------------------------  --------------------------
                Aggregate   Liquidation                 Aggregate
                   Amount    and Market        Asset       Amount         Asset
              Outstanding         Value     Coverage  Outstanding      Coverage
                    (000)     Per Share    Per Share        (000)    Per $1,000
================================================================================
NEW JERSEY INVESTMENT QUALITY (NQJ)
--------------------------------------------------------------------------------
Year Ended 6/30:
2007(b)          $162,000       $25,000      $72,435         $ --          $ --
2006              162,000        25,000       70,917           --            --
2005              162,000        25,000       74,241           --            --
2004              162,000        25,000       71,246           --            --
2003              162,000        25,000       73,915           --            --
2002              162,000        25,000       72,038           --            --

NEW JERSEY PREMIUM INCOME (NNJ)
--------------------------------------------------------------------------------
Year Ended 6/30:
2007(b)            91,600        25,000       75,318           --            --
2006               91,600        25,000       73,635           --            --
2005               91,600        25,000       77,724           --            --
2004               91,600        25,000       75,424           --            --
2003               91,600        25,000       78,376           --            --
2002               91,600        25,000       76,144           --            --
================================================================================
*    Annualized.

** Total Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. Total Return on Common Share Net Asset Value is the combination of changes in Common Share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.

***  After custodian fee credit and expense reimbursement, where applicable.

+    The amounts shown are based on Common share equivalents.

++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.

(a) Interest expense arises from the application of SFAS No. 140 to certain inverse floating rate transactions entered into by the Fund as more fully described in Footnote 1 - Inverse Floating Rate Securities.

(b)  For the six months ended December 31, 2006.


                                 See accompanying notes to financial statements.


                                  88-89 spread

          Selected data for a Common share outstanding throughout each period:

                                                            Investment Operations                          Less Distributions
                               ------------------------------------------------------------------- ---------------------------------
                                                        Distributions    Distributions
                                                             from Net             from                    Net
                   Beginning                               Investment          Capital             Investment    Capital
                      Common                      Net       Income to         Gains to              Income to   Gains to
                       Share          Net   Realized/       Preferred        Preferred                 Common     Common
                   Net Asset   Investment  Unrealized          Share-           Share-                 Share-     Share-
                       Value       Income  Gain (Loss)        holders+         holders+    Total      holders    holders       Total
====================================================================================================================================
NEW JERSEY
DIVIDEND
ADVANTAGE (NXJ)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2007(b)               $14.68        $ .47       $ .54           $(.11)           $  --     $ .90       $ (.39)    $ (.01)    $ (.40)
2006                   15.63          .95        (.77)           (.18)            (.01)     (.01)        (.84)      (.10)      (.94)
2005                   14.59          .98        1.09            (.10)              --      1.97         (.93)        --       (.93)
2004                   15.35         1.00        (.77)           (.05)              --       .18         (.94)        --       (.94)
2003                   14.38         1.04         .86            (.07)              --      1.83         (.87)        --       (.87)
2002                   14.39         1.04        (.07)           (.13)              --       .84         (.85)        --       (.85)

NEW JERSEY
DIVIDEND
ADVANTAGE 2 (NUJ)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2007(b)                14.87          .50         .53            (.13)              --       .90         (.40)        --       (.40)
2006                   15.79          .99        (.76)           (.19)            (.01)      .03         (.86)      (.09)      (.95)
2005                   14.62         1.00        1.25            (.11)              --      2.14         (.92)      (.05)      (.97)
2004                   15.44         1.03        (.82)           (.06)              --       .15         (.92)      (.05)      (.97)
2003                   14.46         1.05         .96            (.08)              --      1.93         (.92)      (.03)      (.95)
2002(c)                14.33          .16         .27            (.01)              --       .42         (.15)        --       (.15)
====================================================================================================================================
                                                                    Total Returns
                                                                ----------------------
                                                                               Based
                           Offering                                               on
                          Costs and      Ending                               Common
                          Preferred      Common                  Based         Share
                              Share       Share      Ending         on           Net
                       Underwriting   Net Asset      Market     Market         Asset
                          Discounts       Value       Value      Value**       Value**
======================================================================================
NEW JERSEY
DIVIDEND
ADVANTAGE (NXJ)
--------------------------------------------------------------------------------------
Year Ended 6/30:
2007(b)                       $  --      $15.18      $15.85      13.27%         6.11%
2006                             --       14.68       14.35       (.78)         (.05)
2005                             --       15.63       15.38      19.97         13.80
2004                             --       14.59       13.63      (5.13)         1.20
2003                            .01       15.35       15.30      15.09         13.18
2002                             --       14.38       14.12       (.17)         6.05

NEW JERSEY
DIVIDEND
ADVANTAGE 2 (NUJ)
--------------------------------------------------------------------------------------
Year Ended 6/30:
2007(b)                          --       15.37       16.10      10.79          6.08
2006                             --       14.87       14.90       (.49)          .25
2005                             --       15.79       15.90      23.39         15.00
2004                             --       14.62       13.74      (4.81)         1.02
2003                             --       15.44       15.40       9.14         13.74
2002(c)                        (.14)      14.46       15.04       1.29          1.98
======================================================================================
                                                              Ratios/Supplemental Data
                 -------------------------------------------------------------------------------------------------------------------
                                        Ratios to Average Net Assets                 Ratios to Average Net Assets
                                        Applicable to Common Shares                  Applicable to Common Shares
                                        Before Credit/Reimbursement                  After Credit/Reimbursement***
                               --------------------------------------------  --------------------------------------------
                      Ending
                         Net
                      Assets
                  Applicable    Expenses        Expenses              Net     Expenses        Expenses              Net    Portfolio
                   to Common   Including       Excluding       Investment    Including       Excluding       Investment     Turnover
                 Shares (000)   Interest++(a)   Interest++(a)      Income++   Interest++(a)   Interest++(a)      Income++       Rate
====================================================================================================================================
NEW JERSEY
DIVIDEND
ADVANTAGE (NXJ)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2007(b)             $ 99,709        1.20%*          1.20%*           5.82%*        .82%*           .82%*           6.20%*         3%
2006                  96,378        1.19            1.19             5.83          .75             .75             6.28          16
2005                 102,502        1.19            1.19             5.94          .74             .74             6.39          17
2004                  95,651        1.20            1.20             6.26          .74             .74             6.71          11
2003                 100,502        1.19            1.19             6.56          .74             .74             7.01           8
2002                  94,130        1.24            1.24             6.76          .75             .75             7.25           7

NEW JERSEY
DIVIDEND
ADVANTAGE 2 (NUJ)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2007(b)               69,458        1.23*           1.23*            5.99*         .76*            .76*            6.46*          3
2006                  67,150        1.23            1.23             5.99          .76             .76             6.47          13
2005                  71,231        1.23            1.23             6.09          .77             .77             6.54          11
2004                  65,919        1.25            1.25             6.41          .79             .79             6.87          11
2003                  69,616        1.23            1.23             6.53          .76             .76             7.00          12
2002(c)               65,153        1.07*           1.07*            3.86*         .67*            .67*            4.25*         --
====================================================================================================================================

                                                      Floating Rate Obligations
                   Preferred Shares at End of Period       at End of Period
             ---------------------------------------  --------------------------
                Aggregate   Liquidation                 Aggregate
                   Amount    and Market        Asset       Amount         Asset
              Outstanding         Value     Coverage  Outstanding      Coverage
                    (000)     Per Share    Per Share        (000)    Per $1,000
================================================================================
NEW JERSEY DIVIDEND ADVANTAGE (NXJ)
--------------------------------------------------------------------------------

Year Ended 6/30:
2007(b)           $48,000       $25,000      $76,932         $ --          $ --
2006               48,000        25,000       75,197           --            --
2005               48,000        25,000       78,386           --            --
2004               48,000        25,000       74,818           --            --
2003               48,000        25,000       77,345           --            --
2002               48,000        25,000       74,026           --            --

NEW JERSEY DIVIDEND ADVANTAGE 2 (NUJ)
--------------------------------------------------------------------------------

Year Ended 6/30:
2007(b)            34,500        25,000       75,332           --            --
2006               34,500        25,000       73,659           --            --
2005               34,500        25,000       76,617           --            --
2004               34,500        25,000       72,767           --            --
2003               34,500        25,000       75,446           --            --
2002(c)            34,500        25,000       72,213           --            --
================================================================================

*    Annualized.

** Total Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. Total Return on Common Share Net Asset Value is the combination of changes in Common Share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.

***  After custodian fee credit and expense reimbursement, where applicable.

+    The amounts shown are based on Common share equivalents.

++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.

(a) Interest expense arises from the application of SFAS No. 140 to certain inverse floating rate transactions entered into by the Fund as more fully described in Footnote 1 - Inverse Floating Rate Securities.

(b)  For the six months ended December 31, 2006.

(c) For the period March 25, 2002 (commencement of operations) through June 30, 2002.


                                 See accompanying notes to financial statements.

                                  90-91 spread

            Selected data for a Common share outstanding throughout each period:

                                                           Investment Operations                          Less Distributions
                               ------------------------------------------------------------------- ---------------------------------
                                                        Distributions    Distributions
                                                             from Net             from                    Net
                   Beginning                               Investment          Capital             Investment    Capital
                      Common                      Net       Income to         Gains to              Income to   Gains to
                       Share          Net   Realized/       Preferred        Preferred                 Common     Common
                   Net Asset   Investment  Unrealized          Share-           Share-                 Share-     Share-
                       Value       Income  Gain (Loss)        holders+         holders+    Total      holders    holders       Total
====================================================================================================================================
PENNSYLVANIA
INVESTMENT
QUALITY (NQP)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2007(b)               $14.71        $ .46       $ .58           $(.14)           $  --     $ .90        $(.31)     $  --     $ (.31)
2006                   15.73          .90        (.87)           (.21)            (.02)     (.20)        (.71)      (.11)      (.82)
2005                   14.92          .92        1.05            (.12)            (.01)     1.84         (.89)      (.14)     (1.03)
2004                   15.91          .98        (.98)           (.06)              --      (.06)        (.92)      (.01)      (.93)
2003                   14.70         1.02        1.19            (.09)              --      2.12         (.91)        --       (.91)
2002                   14.57         1.09         .09            (.14)              --      1.04         (.91)        --       (.91)

PENNSYLVANIA
PREMIUM
INCOME 2 (NPY)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2007(b)                14.22          .44         .56            (.13)              --       .87         (.33)        --       (.33)
2006                   15.32          .89        (.80)           (.18)            (.03)     (.12)        (.77)      (.21)      (.98)
2005                   14.74          .92         .88            (.10)            (.01)     1.69         (.93)      (.18)     (1.11)
2004                   15.65          .98        (.77)           (.05)            (.01)      .15         (.95)      (.11)     (1.06)
2003                   14.83         1.04         .79            (.08)              --      1.75         (.93)        --       (.93)
2002                   14.44         1.07         .30            (.12)              --      1.25         (.86)        --       (.86)
====================================================================================================================================
                                                                  Total Returns
                                                              ----------------------
                                                                             Based
                         Offering                                               on
                        Costs and      Ending                               Common
                        Preferred      Common                  Based         Share
                            Share       Share      Ending         on           Net
                     Underwriting   Net Asset      Market     Market         Asset
                        Discounts       Value       Value      Value**       Value**
=======================================================================================
PENNSYLVANIA
INVESTMENT
QUALITY (NQP)
---------------------------------------------------------------------------------------
Year Ended 6/30:
2007(b)                      $ --      $15.30      $13.58       7.31%         6.16%
2006                           --       14.71       12.95      (9.47)        (1.34)
2005                           --       15.73       15.16      19.53         12.67
2004                           --       14.92       13.58      (9.73)         (.38)
2003                           --       15.91       16.01      11.98         14.79
2002                           --       14.70       15.18       6.57          7.34

PENNSYLVANIA
PREMIUM
INCOME 2 (NPY)
---------------------------------------------------------------------------------------
Year Ended 6/30:
2007(b)                        --       14.76       13.54       7.08          6.17
2006                           --       14.22       12.96      (8.42)         (.80)****
2005                           --       15.32       15.16      17.79         11.80
2004                           --       14.74       13.84      (7.22)          .94
2003                           --       15.65       16.00      15.09         12.09
2002                           --       14.83       14.79      13.25          8.88
=======================================================================================
                                                                  Ratios/Supplemental Data
                 -------------------------------------------------------------------------------------------------------------------
                                        Ratios to Average Net Assets                 Ratios to Average Net Assets
                                        Applicable to Common Shares                  Applicable to Common Shares
                                        Before Credit/Reimbursement                  After Credit/Reimbursement***
                               --------------------------------------------   -------------------------------------------
                      Ending
                         Net
                      Assets
                  Applicable    Expenses        Expenses              Net      Expenses        Expenses             Net    Portfolio
                   to Common   Including       Excluding       Investment     Including       Excluding      Investment     Turnover
                 Shares (000)   Interest++(a)   Interest++(a)      Income++    Interest++(a)   Interest++(a)     Income++       Rate
====================================================================================================================================
PENNSYLVANIA
INVESTMENT
QUALITY (NQP)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2007(b)             $249,342        1.46%*          1.26%*           5.96%*        1.44%*          1.24%*          5.98%*         9%
2006                 239,718        1.23            1.23             5.87          1.21            1.21            5.89          20
2005                 256,365        1.23            1.23             5.96          1.22            1.22            5.97          18
2004                 243,287        1.23            1.23             6.38          1.22            1.22            6.39          17
2003                 258,924        1.27            1.27             6.59          1.26            1.26            6.60          11
2002                 238,926        1.31            1.31             7.42          1.30            1.30            7.44          34

PENNSYLVANIA
PREMIUM
INCOME 2 (NPY)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2007(b)              233,657        1.28*           1.21*            5.99*         1.27*           1.20*           6.00*          6
2006                 225,121        1.20            1.20             6.01          1.18            1.18            6.03          18
2005                 242,373        1.19            1.19             6.09          1.19            1.19            6.10          22
2004                 232,455        1.18            1.18             6.45          1.17            1.17            6.46          16
2003                 246,604        1.20            1.20             6.76          1.19            1.19            6.77          19
2002                 233,536        1.24            1.24             7.28          1.23            1.23            7.29           7
====================================================================================================================================

================================================================================
                                                      Floating Rate Obligations
                   Preferred Shares at End of Period       at End of Period
             ---------------------------------------  --------------------------
                Aggregate   Liquidation                 Aggregate
                   Amount    and Market        Asset       Amount         Asset
              Outstanding         Value     Coverage  Outstanding      Coverage
                    (000)     Per Share    Per Share        (000)    Per $1,000
================================================================================
PENNSYLVANIA INVESTMENT QUALITY (NQP)
--------------------------------------------------------------------------------

Year Ended 6/30:
2007(b)          $132,000       $25,000      $72,224      $29,610       $13,879
2006              132,000        25,000       70,401           --            --
2005              132,000        25,000       73,554           --            --
2004              132,000        25,000       71,077           --            --
2003              132,000        25,000       74,039           --            --
2002              132,000        25,000       70,251           --            --

PENNSYLVANIA PREMIUM INCOME 2 (NPY)
--------------------------------------------------------------------------------

Year Ended 6/30:
2007(b)           118,100        25,000       74,462       22,185        16,856
2006              118,100        25,000       72,655           --            --
2005              118,100        25,000       76,307           --            --
2004              118,100        25,000       74,207           --            --
2003              118,100        25,000       77,202           --            --
2002              118,100        25,000       74,436           --            --
================================================================================

*    Annualized.

** Total Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. Total Return on Common Share Net Asset Value is the combination of changes in Common Share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.

***  After custodian fee credit and expense reimbursement, where applicable.

**** During the fiscal year ended June 30, 2006, Pennsylvania Premium Income 2
     (NPY) received a payment from the Adviser of $27,169, to offset losses realized on the disposal of investments purchased in violation of the Fund's investment restrictions. This reimbursement did not have an impact on the Funds' Total Return on Common Share Net Asset Value.

+    The amounts shown are based on Common share equivalents.

++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.

(a) Interest expense arises from the application of SFAS No. 140 to certain inverse floating rate transactions entered into by the Fund as more fully described in Footnote 1 - Inverse Floating Rate Securities.

(b)  For the six months ended December 31, 2006.


                                 See accompanying notes to financial statements.

                                  92-93 spread

          Selected data for a Common share outstanding throughout each period:

                                                            Investment Operations                          Less Distributions
                               ------------------------------------------------------------------- ---------------------------------
                                                        Distributions    Distributions
                                                             from Net             from                    Net
                   Beginning                               Investment          Capital             Investment    Capital
                      Common                      Net       Income to         Gains to              Income to   Gains to
                       Share          Net   Realized/       Preferred        Preferred                 Common     Common
                   Net Asset   Investment  Unrealized          Share-           Share-                 Share-     Share-
                       Value       Income  Gain (Loss)        holders+         holders+    Total      holders    holders       Total
====================================================================================================================================
PENNSYLVANIA
DIVIDEND
ADVANTAGE (NXM)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2007(b)               $14.95        $ .49       $ .53           $(.12)            $ --     $ .90        $(.40)      $ --     $ (.40)
2006                   15.93          .98        (.78)           (.19)            (.01)       --         (.88)      (.10)      (.98)
2005                   15.32          .99        1.06            (.10)            (.02)     1.93         (.96)      (.36)     (1.32)
2004                   16.25         1.04        (.78)           (.05)            (.01)      .20         (.96)      (.17)     (1.13)
2003                   14.96         1.08        1.29            (.07)            (.01)     2.29         (.92)      (.10)     (1.02)
2002                   14.48         1.12         .37            (.13)              --      1.36         (.87)      (.01)      (.88)

PENNSYLVANIA
DIVIDEND
ADVANTAGE 2 (NVY)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2007(b)                14.93          .50         .52            (.13)            (.01)      .88         (.38)      (.02)      (.40)
2006                   15.89          .98        (.85)           (.19)            (.01)     (.07)        (.79)      (.10)      (.89)
2005                   14.87          .97        1.08            (.11)              --      1.94         (.88)      (.04)      (.92)
2004                   15.90          .98        (.87)           (.05)            (.01)      .05         (.92)      (.16)     (1.08)
2003                   14.64         1.00        1.30            (.09)              --      2.21         (.92)      (.03)      (.95)
2002(c)                14.33          .15         .46            (.01)              --       .60         (.15)        --       (.15)
====================================================================================================================================
                                                               Total Returns
                                                           ----------------------
                                                                          Based
                      Offering                                               on
                     Costs and      Ending                               Common
                     Preferred      Common                  Based         Share
                         Share       Share      Ending         on           Net
                  Underwriting   Net Asset      Market     Market         Asset
                     Discounts       Value       Value      Value**       Value**
=================================================================================
PENNSYLVANIA
DIVIDEND
ADVANTAGE (NXM)
---------------------------------------------------------------------------------
Year Ended 6/30:
2007(b)                   $ --      $15.45      $15.89       7.92%         6.04%
2006                        --       14.95       15.10       (.56)         (.01)
2005                        --       15.93       16.14      21.84         13.02
2004                        --       15.32       14.39      (5.95)         1.30
2003                       .02       16.25       16.46      18.13         15.95
2002                        --       14.96       14.89       9.10          9.67

PENNSYLVANIA
DIVIDEND
ADVANTAGE 2 (NVY)
---------------------------------------------------------------------------------
Year Ended 6/30:
2007(b)                     --       15.41       15.44      11.95          5.94
2006                        --       14.93       14.16        .88          (.46)
2005                        --       15.89       14.90      17.63         13.37
2004                        --       14.87       13.48      (8.58)          .29
2003                        --       15.90       15.84      14.38         15.48
2002(c)                   (.14)      14.64       14.74       (.73)         3.24
=================================================================================
                                                                  Ratios/Supplemental Data
                 -------------------------------------------------------------------------------------------------------------------
                                        Ratios to Average Net Assets                  Ratios to Average Net Assets
                                        Applicable to Common Shares                   Applicable to Common Shares
                                        Before Credit/Reimbursement                   After Credit/Reimbursement***
                               --------------------------------------------  --------------------------------------------
                      Ending
                         Net
                      Assets
                  Applicable    Expenses        Expenses              Net     Expenses        Expenses              Net    Portfolio
                   to Common   Including       Excluding       Investment    Including       Excluding       Investment     Turnover
                 Shares (000)   Interest++(a)   Interest++(a)      Income++   Interest++(a)   Interest++(a)      Income++       Rate
====================================================================================================================================
PENNSYLVANIA
DIVIDEND
ADVANTAGE (NXM)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2007(b)              $51,383        1.29%*          1.26%*           5.94%*        .90%*           .87%*           6.32%*         4%
2006                  49,660        1.25            1.25             5.90          .80             .80             6.35          12
2005                  52,712        1.23            1.23             5.82          .78             .78             6.28          13
2004                  50,549        1.21            1.21             6.15          .76             .76             6.60          10
2003                  53,591        1.23            1.23             6.44          .79             .79             6.88          13
2002                  49,306        1.29            1.29             7.12          .82             .82             7.59          48

PENNSYLVANIA
DIVIDEND
ADVANTAGE 2 (NVY)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2007(b)               57,407        1.29*           1.26*            5.97*         .84*            .81*            6.43*          3
2006                  55,597        1.24            1.24             5.93          .77             .77             6.40          13
2005                  59,174        1.23            1.23             5.80          .78             .78             6.25           8
2004                  55,370        1.24            1.24             5.95          .78             .78             6.40           4
2003                  59,202        1.25            1.25             6.07          .78             .78             6.53          13
2002(c)               54,481        1.09*           1.09*            3.77*         .70*            .70*            4.15*          8
====================================================================================================================================

================================================================================
                                                      Floating Rate Obligations
                 Preferred Shares at End of Period         at End of Period
             ---------------------------------------  --------------------------
                Aggregate   Liquidation                 Aggregate
                   Amount    and Market        Asset       Amount         Asset
              Outstanding         Value     Coverage  Outstanding      Coverage
                    (000)     Per Share    Per Share        (000)    Per $1,000
================================================================================
PENNSYLVANIA DIVIDEND ADVANTAGE (NXM)
--------------------------------------------------------------------------------

Year Ended 6/30:
2007(b)           $25,000       $25,000      $76,383       $1,305       $59,531
2006               25,000        25,000       74,660           --            --
2005               25,000        25,000       77,712           --            --
2004               25,000        25,000       75,549           --            --
2003               25,000        25,000       78,591           --            --
2002               25,000        25,000       74,306           --            --

PENNSYLVANIA DIVIDEND ADVANTAGE 2 (NVY)
--------------------------------------------------------------------------------

Year Ended 6/30:
2007(b)            28,500        25,000       75,357        1,460        59,841
2006               28,500        25,000       73,769           --            --
2005               28,500        25,000       76,907           --            --
2004               28,500        25,000       73,570           --            --
2003               28,500        25,000       76,932           --            --
2002(c)            28,500        25,000       72,790           --            --
================================================================================

*    Annualized.

** Total Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. Total Return on Common Share Net Asset Value is the combination of changes in Common Share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.

***  After custodian fee credit and expense reimbursement, where applicable.

+    The amounts shown are based on Common share equivalents.

++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.

(a) Interest expense arises from the application of SFAS No. 140 to certain inverse floating rate transactions entered into by the Fund as more fully described in Footnote 1 - Inverse Floating Rate Securities.

(b)  For the six months ended December 31, 2006.

(c) For the period March 25, 2002 (commencement of operations) through June 30, 2002.


                                 See accompanying notes to financial statements.


                                  94-95 spread

Reinvest Automatically
       EASILY AND CONVENIENTLY

Sidebar text: NUVEEN MAKES REINVESTING EASY. A PHONE CALL IS ALL IT TAKES TO SET UP YOUR REINVESTMENT ACCOUNT.



NUVEEN CLOSED-END FUNDS DIVIDEND REINVESTMENT PLAN

Your Nuveen Closed-End Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBLE

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

CALL TODAY TO START REINVESTING DIVIDENDS AND/OR DISTRIBUTIONS

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Automatic Dividend
     REINVESTMENT PLAN



NOTICE OF AMENDMENT TO THE TERMS AND CONDITIONS

These Funds are amending the terms and conditions of their Automatic Dividend Reinvestment Plan (the "Plan") as further described below effective with the close of business on April 2, 2007. THESE CHANGES ARE INTENDED TO ENABLE PLAN PARTICIPANTS UNDER CERTAIN CIRCUMSTANCES TO REINVEST FUND DISTRIBUTIONS AT A LOWER AGGREGATE COST THAN IS POSSIBLE UNDER THE EXISTING PLAN. Shareholders who do not wish to continue as participants under the amended Plan may withdraw from the Plan by notifying the Plan Agent prior to the effective date of the amendments. Participants should refer to their Plan document for notification instructions, or may simply call Nuveen at (800) 257-8787.

Fund shareholders who elect to participate in the Plan are able to have Fund distributions consisting of income dividends, realized capital gains and returns of capital automatically reinvested in additional Fund shares. Under the Plan's existing terms, the Plan Agent purchases Fund shares in the open market if the Fund's shares are trading at a discount to their net asset value on the payable date for the distribution. If the Fund's shares are trading at or above their net asset value on the payable date for the distribution, the Plan Agent purchases newly-issued Fund shares directly from the Fund at a price equal to the greater of the shares' net asset value or 95% of the shares' market value.

Under the Plan's amended terms, if the Plan Agent begins purchasing Fund shares on the open market while shares are trading below net asset value, but the Fund's shares subsequently trade at or above their net asset value before the Plan Agent is able to complete its purchases, the Plan Agent may cease open-market purchases and may invest the uninvested portion of the distribution in newly-issued Fund shares at a price equal to the greater of the shares' net asset value or 95% of the shares' market value. This change will permit Plan participants under these circumstances to reinvest Fund distributions at a lower aggregate cost than is possible under the existing Plan.

                        Notes

Other Useful
      INFORMATION



QUARTERLY PORTFOLIO OF INVESTMENTS AND PROXY VOTING INFORMATION

Each Fund's (i) quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the 12-month period ended June 30, 2006, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities are available without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen's website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public References Section at 450 Fifth Street NW, Washington, D.C. 20549.

CEO CERTIFICATION DISCLOSURE

Each Fund's Chief Executive Officer has submitted to the New York Stock Exchange the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.

Each Fund has filed with the Securities and Exchange Commission the certification of its Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

GLOSSARY OF TERMS USED IN THIS REPORT

AVERAGE ANNUAL TOTAL RETURN: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment's actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

AVERAGE EFFECTIVE MATURITY: The average of the number of years to maturity of the bonds in a Fund's portfolio, computed by weighting each bond's time to maturity (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions unless an escrow account has been established to redeem the bond before maturity. The market value weighting for an investment in an inverse floating rate security is the value of the portfolio's residual interest in the inverse floating rate trust, and does not include the value of the floating rate securities issued by the trust.

INVERSE FLOATERS: Inverse floating rate securities are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond's par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an "inverse floater") to an investor (such as a Fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates' holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond's downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond's value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.

LEVERAGE-ADJUSTED DURATION: Duration is a measure of the expected period over which a bond's principal and interest will be paid, and consequently is a measure of the sensitivity of a bond's or bond Fund's value to changes when market interest rates change. Generally, the longer a bond's or Fund's duration, the more the price of the bond or Fund will change as interest rates change. Leverage-adjusted duration takes into account the leveraging process for a Fund and therefore is longer than the duration of the Fund's portfolio of bonds.

MARKET YIELD (ALSO KNOWN AS DIVIDEND YIELD OR CURRENT YIELD): An investment's current annualized dividend divided by its current market price.

NET ASSET VALUE (NAV): A Fund's common share NAV per share is calculated by subtracting the liabilities of the Fund (including any MuniPreferred shares issued in order to leverage the Fund) from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

TAXABLE-EQUIVALENT YIELD: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.


BOARD OF DIRECTORS/TRUSTEES
Robert P. Bremner
Lawrence H. Brown
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale
Carol E. Stone
Eugene S. Sunshine

FUND MANAGER
Nuveen Asset Management
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN
State Street Bank & Trust Company
Boston, MA

TRANSFER AGENT AND
SHAREHOLDER SERVICES
State Street Bank & Trust Company
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071

(800) 257-8787

LEGAL COUNSEL
Chapman and Cutler LLP
Chicago, IL

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
Chicago, IL


Each Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the period covered by this report. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

Nuveen Investments:
SERVING Investors
          For GENERATIONS


Photo of: 2 women looking at a photo album.


Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

WE OFFER MANY DIFFERENT INVESTING SOLUTIONS FOR OUR CLIENTS' DIFFERENT NEEDS.

Managing approximately $162 billion in assets, as of December 31, 2006, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under four distinct brands: Nuveen, a leader in fixed-income investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; and Symphony, a leading institutional manager of market-neutral alternative investment portfolios.

FIND OUT HOW WE CAN HELP YOU REACH YOUR FINANCIAL GOALS.

To learn more about the products and services Nuveen Investments offers, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest.

Be sure to obtain a prospectus, where applicable. Investors should consider the investment objective and policies, risk considerations, charges and expenses of the Fund carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. For a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.



                                o Share prices
           Learn more           o Fund details
about Nuveen Funds at           o Daily financial news
   WWW.NUVEEN.COM/ETF           o Investor education
                                o Interactive planning tools


Logo: NUVEEN Investments


                                                                     ESA-B-1206D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Portfolio of Investments in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen New Jersey Dividend Advantage Municipal Fund
            -----------------------------------------------------------

By (Signature and Title)* /s/ Jessica R. Droeger
                         ----------------------------------------------
                          Jessica R. Droeger
                          Vice President and Secretary

Date: March 9, 2007
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                         ----------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (principal executive officer)

Date: March 9, 2007
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By (Signature and Title)* /s/ Stephen D. Foy
                         ----------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (principal financial officer)

Date: March 9, 2007
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* Print the name and title of each signing officer under his or her signature.